Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 90.4%
JPMorgan Chase & Co.	965	$86,879
Bank of America Corp.	3,794	80,547
Citigroup, Inc.	1,696	71,435
Wells Fargo & Co.	2,473	70,975
U.S. Bancorp	2,051	70,657
PNC Financial Services Group, Inc.	667	63,845
Truist Financial Corp.	1,967	60,662
Bank of New York Mellon Corp.	1,713	57,694
State Street Corp.	860	45,812
Northern Trust Corp.	567	42,786
First Republic Bank	479	39,412
M&T Bank Corp.	355	36,718
KeyCorp	2,811	29,150
Fifth Third Bancorp	1,929	28,646
SVB Financial Group*	183	27,648
Huntington Bancshares, Inc.	3,331	27,347
Regions Financial Corp.	3,004	26,946
Royal Bank of Canada	434	26,713
Commerce Bancshares, Inc.	517	26,031
Toronto-Dominion Bank	614	26,027
HSBC Holdings plc ADR	913	25,573
Citizens Financial Group, Inc.	1,321	24,848
UBS Group AG*	2,667	24,696
Bank of Nova Scotia	600	24,360
Canadian Imperial Bank of Commerce	395	22,898
HDFC Bank Ltd. ADR	579	22,268
Prosperity Bancshares, Inc.	460	22,195
Bank of Montreal	426	21,411
First Financial Bankshares, Inc.	784	21,042
Popular, Inc.	598	20,930
ICICI Bank Ltd. ADR	2,450	20,825
Signature Bank	254	20,419
CVB Financial Corp.	1,015	20,351
Credit Suisse Group AG ADR*	2,479	20,055
Zions Bancorp North America	730	19,535
Glacier Bancorp, Inc.	568	19,315
East West Bancorp, Inc.	695	17,889
Cullen/Frost Bankers, Inc.	319	17,797
Valley National Bancorp	2,353	17,200
Comerica, Inc.	573	16,812
Western Alliance Bancorporation	539	16,499
TCF Financial Corp.	728	16,496
Pinnacle Financial Partners, Inc.	435	16,330
Old National Bancorp	1,220	16,092
UMB Financial Corp.	339	15,723
CenterState Bank Corp.	886	15,266
Umpqua Holdings Corp.	1,398	15,238
Simmons First National Corp. — Class A	823	15,143
United Bankshares, Inc.	648	14,956
Columbia Banking System, Inc.	531	14,231
First Hawaiian, Inc.	856	14,150
Fulton Financial Corp.	1,226	14,087
First Horizon National Corp.	1,731	13,952
Home BancShares, Inc.	1,162	13,932
Synovus Financial Corp.	790	13,872
Associated Banc-Corp.	1,083	13,852
Bank OZK	817	13,644
Cathay General Bancorp	577	13,242
PacWest Bancorp	703	12,598
Webster Financial Corp.	528	12,091
Ameris Bancorp	508	12,070
IBERIABANK Corp.	332	12,005
Wintrust Financial Corp.	360	11,830
United Community Banks, Inc.	641	11,737
First Financial Bancorp	782	11,660
First Midwest Bancorp, Inc.	874	11,567
Hancock Whitney Corp.	567	11,068
CIT Group, Inc.	578	9,976
Texas Capital Bancshares, Inc.*	369	8,181
Cadence BanCorp	1,078	7,061
Total Banks		1,764,898
Savings & Loans - 4.3%
New York Community Bancorp, Inc.	2,512	23,588
People's United Financial, Inc.	2,060	22,763
Investors Bancorp, Inc.	1,905	15,221
Sterling Bancorp	1,249	13,052
Pacific Premier Bancorp, Inc.	529	9,966
Total Savings & Loans		84,590
Insurance - 2.5%
Equitable Holdings, Inc.	1,720	24,854
Voya Financial, Inc.	596	24,168
Total Insurance		49,022
Diversified Financial Services - 2.2%
Capital One Financial Corp.	856	43,160
Total Common Stocks
(Cost $1,609,356)		1,941,670
Total Investments - 99.5%
(Cost $1,609,356)		$1,941,670
Other Assets & Liabilities, net - 0.5%		10,487
Total Net Assets - 100.0%		$1,952,157

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,941,670	$—	$—	$1,941,670

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 42.9%
Air Products & Chemicals, Inc.	715	$142,721
Ecolab, Inc.	887	138,221
Sherwin-Williams Co.	293	134,639
Linde plc	623	107,779
DuPont de Nemours, Inc.	2,502	85,318
PPG Industries, Inc.	980	81,928
Dow, Inc.	2,708	79,182
International Flavors & Fragrances, Inc.[1]	682	69,618
FMC Corp.	852	69,600
LyondellBasell Industries N.V. — Class A	1,374	68,192
RPM International, Inc.	966	57,477
Celanese Corp. — Class A	726	53,281
Albemarle Corp.	905	51,015
Eastman Chemical Co.	958	44,624
CF Industries Holdings, Inc.	1,594	43,357
Balchem Corp.	413	40,771
Westlake Chemical Corp.	1,005	38,361
Axalta Coating Systems Ltd.*	2,058	35,542
Mosaic Co.	3,172	34,321
Ashland Global Holdings, Inc.	652	32,646
Huntsman Corp.	2,239	32,309
Nutrien Ltd.[1]	949	32,209
Valvoline, Inc.	2,159	28,261
Element Solutions, Inc.*	3,371	28,181
Olin Corp.	2,219	25,896
WR Grace & Co.	721	25,668
Innospec, Inc.	361	25,086
PolyOne Corp.	1,022	19,387
Chemours Co.	2,087	18,512
Ingevity Corp.*	505	17,776
Total Chemicals		1,661,878
Mining - 19.6%
Newmont Corp.	3,297	149,288
Barrick Gold Corp.	6,470	118,530
Freeport-McMoRan, Inc.	7,762	52,393
Wheaton Precious Metals Corp.	1,896	52,197
Franco-Nevada Corp.	516	51,352
Rio Tinto plc ADR	1,085	49,433
Royal Gold, Inc.	555	48,679
AngloGold Ashanti Ltd. ADR	2,475	41,159
Agnico Eagle Mines Ltd.	1,034	41,143
BHP Group Ltd. ADR[1]	1,060	38,891
Pan American Silver Corp.	2,157	30,910
Kirkland Lake Gold Ltd.	1,037	30,695
Teck Resources Ltd. — Class B	2,810	21,244
Kaiser Aluminum Corp.	277	19,191
Alcoa Corp.*	2,136	13,158
Total Mining		758,263
Packaging & Containers - 13.9%
Ball Corp.	1,675	108,306
Crown Holdings, Inc.*	1,026	59,549
Packaging Corporation of America	677	58,784
Westrock Co.	1,816	51,320
Sonoco Products Co.	937	43,430
Amcor plc	5,132	41,672
Berry Global Group, Inc.*	1,233	41,564
Silgan Holdings, Inc.	1,410	40,918
Graphic Packaging Holding Co.	3,089	37,686
Sealed Air Corp.	1,433	35,409
O-I Glass, Inc.	2,685	19,090
Total Packaging & Containers		537,728
Iron & Steel - 8.2%
Vale S.A. ADR	8,531	70,722
Nucor Corp.	1,711	61,630
Reliance Steel & Aluminum Co.	549	48,087
Steel Dynamics, Inc.	1,841	41,496
Commercial Metals Co.	1,724	27,222
ArcelorMittal S.A.[1]	2,144	20,004
United States Steel Corp.[1]	2,647	16,703
Allegheny Technologies, Inc.*	1,841	15,648
Carpenter Technology Corp.	720	14,040
Total Iron & Steel		315,552
Building Materials - 5.7%
Vulcan Materials Co.	715	77,270
Martin Marietta Materials, Inc.	353	66,798
Eagle Materials, Inc.	502	29,327
Louisiana-Pacific Corp.	1,442	24,774
Summit Materials, Inc. — Class A*	1,582	23,730
Total Building Materials		221,899
Biotechnology - 2.3%
Corteva, Inc.	3,830	90,005
Forest Products & Paper - 2.2%
International Paper Co.	2,155	67,085
Domtar Corp.	888	19,216
Total Forest Products & Paper		86,301
Household Products & Housewares - 1.6%
Avery Dennison Corp.	581	59,186
Housewares - 1.4%
Scotts Miracle-Gro Co. — Class A	542	55,501
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	552	54,946
Coal - 0.3%
Warrior Met Coal, Inc.	1,164	12,362
Total Common Stocks
(Cost $2,525,791)		3,853,621

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$16,656	16,656
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	6,406	6,406
Total Repurchase Agreements
(Cost $23,062)		23,062

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	$125,412	$125,412
Total Securities Lending Collateral
(Cost $125,412)		125,412
Total Investments - 103.3%
(Cost $2,674,265)		$4,002,095
Other Assets & Liabilities, net - (3.3)%		(128,042)
Total Net Assets - 100.0%		$3,874,053

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,853,621	$—	$—	$3,853,621
Repurchase Agreements	—	23,062	—	23,062
Securities Lending Collateral	125,412	—	—	125,412
Total Assets	$3,979,033	$23,062	$—	$4,002,095

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 77.2%
Gilead Sciences, Inc.	18,153	$1,357,118
Amgen, Inc.	6,446	1,306,798
Regeneron Pharmaceuticals, Inc.*	2,230	1,088,887
Vertex Pharmaceuticals, Inc.*	4,483	1,066,730
Biogen, Inc.*	3,196	1,011,150
Illumina, Inc.*	2,764	754,904
Seattle Genetics, Inc.*	4,976	574,131
Alexion Pharmaceuticals, Inc.*	5,746	515,933
BioMarin Pharmaceutical, Inc.*	5,968	504,296
Incyte Corp.*	6,323	463,033
Alnylam Pharmaceuticals, Inc.*	3,957	430,719
ACADIA Pharmaceuticals, Inc.*	7,709	325,705
Guardant Health, Inc.*	4,373	304,361
Ionis Pharmaceuticals, Inc.*	6,235	294,791
Exact Sciences Corp.*	4,951	287,158
Exelixis, Inc.*	16,498	284,096
United Therapeutics Corp.*	2,884	273,475
Ultragenyx Pharmaceutical, Inc.*	4,851	215,530
Nektar Therapeutics*	11,637	207,720
PTC Therapeutics, Inc.*	4,625	206,321
FibroGen, Inc.*	5,625	195,469
Blueprint Medicines Corp.*	3,272	191,347
Mirati Therapeutics, Inc.*	2,359	181,336
Immunomedics, Inc.*	13,315	179,486
BeiGene Ltd. ADR*	1,395	171,738
Bluebird Bio, Inc.*	3,207	147,394
Arrowhead Pharmaceuticals, Inc.*	4,957	142,613
Intercept Pharmaceuticals, Inc.*	2,171	136,686
Ligand Pharmaceuticals, Inc. — Class B*,1	1,640	119,261
Myriad Genetics, Inc.*	6,742	96,478
Sage Therapeutics, Inc.*	2,204	63,299
Amarin Corporation plc ADR*,1	14,483	57,932
Total Biotechnology		13,155,895
Pharmaceuticals - 19.2%
AbbVie, Inc.	16,834	1,282,582
Neurocrine Biosciences, Inc.*	3,817	330,361
Mylan N.V.*	20,939	312,200
Sarepta Therapeutics, Inc.*	3,188	311,850
PRA Health Sciences, Inc.*	3,116	258,753
Jazz Pharmaceuticals plc*	2,049	204,367
Global Blood Therapeutics, Inc.*	3,654	186,683
Agios Pharmaceuticals, Inc.*	4,874	172,930
Alkermes plc*	11,752	169,464
Portola Pharmaceuticals, Inc.*	7,015	50,017
Total Pharmaceuticals		3,279,207
Healthcare-Products - 1.9%
Bio-Techne Corp.	1,722	326,526
Healthcare-Services - 1.3%
Syneos Health, Inc.*	5,459	215,194
Total Common Stocks
(Cost $8,212,354)		16,976,822

RIGHTS††† - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.*,5	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$39,342	39,342
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	15,132	15,132
Total Repurchase Agreements
(Cost $54,474)		54,474

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	211,824	211,824
Total Securities Lending Collateral
(Cost $211,824)		211,824
Total Investments - 101.1%
(Cost $8,478,652)		$17,243,120
Other Assets & Liabilities, net - (1.1)%		(191,213)
Total Net Assets - 100.0%		$17,051,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.
[5]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,976,822	$—	$—		$16,976,822
Rights	—	—	—	*	—
Repurchase Agreements	—	54,474	—		54,474
Securities Lending Collateral	211,824	—	—		211,824
Total Assets	$17,188,646	$54,474	$—		$17,243,120

*	Security has a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 47.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,557	$386,469
Guggenheim Strategy Fund II1	12,754	306,731
Total Mutual Funds
(Cost $708,267)		693,200

	Face Amount
U.S. TREASURY BILLS†† - 14.3%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$210,000	209,991
Total U.S. Treasury Bills
(Cost $209,914)		209,991

REPURCHASE AGREEMENTS††,4 - 19.8%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	210,947	210,947
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	81,133	81,133
Total Repurchase Agreements
(Cost $292,080)		292,080
Total Investments - 81.2%
(Cost $1,210,261)		$1,195,271
Other Assets & Liabilities, net - 18.8%		276,209
Total Net Assets - 100.0%		$1,471,480

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	23	Apr 2020	$1,470,419	$(382,827)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$693,200	$—	$—	$693,200
U.S. Treasury Bills	—	209,991	—	209,991
Repurchase Agreements	—	292,080	—	292,080
Total Assets	$693,200	$502,071	$—	$1,195,271

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$382,827	$—	$—	$382,827

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$750,731	$3,562	$(435,000)	$(4,306)	$(8,256)	$306,731	12,754	$3,605
Guggenheim Ultra Short Duration Fund — Institutional Class	789,733	279,257	(675,000)	(385)	(7,136)	386,469	39,557	4,293
	$1,540,464	$282,819	$(1,110,000)	$(4,691)	$(15,392)	$693,200		$7,898

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 37.7%
Mondelez International, Inc. — Class A	8,816	$441,505
General Mills, Inc.	5,849	308,652
Hormel Foods Corp.	5,983	279,047
Kroger Co.	9,086	273,670
Hershey Co.	2,064	273,480
Kraft Heinz Co.	10,711	264,990
Kellogg Co.	3,912	234,681
McCormick & Company, Inc.	1,539	217,322
Tyson Foods, Inc. — Class A	3,484	201,619
Campbell Soup Co.	4,340	200,334
JM Smucker Co.	1,801	199,911
Sysco Corp.	4,254	194,110
Conagra Brands, Inc.	6,130	179,854
Lamb Weston Holdings, Inc.	2,285	130,474
Post Holdings, Inc.*	1,400	116,158
Ingredion, Inc.	1,483	111,967
Lancaster Colony Corp.	713	103,128
Beyond Meat, Inc.*,1	1,547	103,030
Hain Celestial Group, Inc.*	3,477	90,298
Pilgrim's Pride Corp.*	4,741	85,907
Sprouts Farmers Market, Inc.*	4,230	78,636
Sanderson Farms, Inc.	615	75,842
US Foods Holding Corp.*	4,039	71,531
Simply Good Foods Co.*	3,208	61,786
Hostess Brands, Inc.*	5,194	55,368
Total Food		4,353,300
Beverages - 25.4%
Coca-Cola Co.	15,352	679,326
PepsiCo, Inc.	5,537	664,994
Keurig Dr Pepper, Inc.	12,193	295,924
Monster Beverage Corp.*	5,027	282,819
Brown-Forman Corp. — Class B	4,620	256,456
Constellation Brands, Inc. — Class A	1,752	251,167
Molson Coors Beverage Co. — Class B	3,506	136,769
Boston Beer Company, Inc. — Class A*	314	115,414
Coca-Cola European Partners plc	2,834	106,360
Anheuser-Busch InBev S.A. ADR[1]	1,836	81,004
National Beverage Corp.*	1,677	71,524
Total Beverages		2,941,757
Cosmetics & Personal Care - 15.6%
Procter & Gamble Co.	7,725	849,750
Colgate-Palmolive Co.	6,142	407,583
Estee Lauder Companies, Inc. — Class A	2,300	366,482
Unilever N.V. — Class Y	2,178	106,265
Coty, Inc. — Class A	13,932	71,889
Total Cosmetics & Personal Care		1,801,969
Agriculture - 11.3%
Philip Morris International, Inc.	6,521	475,772
Altria Group, Inc.	10,582	409,206
Archer-Daniels-Midland Co.	6,038	212,417
Bunge Ltd.	2,764	113,407
British American Tobacco plc ADR	2,879	98,433
Total Agriculture		1,309,235
Household Products & Housewares - 7.2%
Kimberly-Clark Corp.	2,732	349,341
Clorox Co.	1,571	272,175
Church & Dwight Company, Inc.	3,240	207,943
Total Household Products & Housewares		829,459
Retail - 1.0%
Casey's General Stores, Inc.	835	110,629
Pharmaceuticals - 0.8%
Herbalife Nutrition Ltd.*	3,043	88,734
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	2,023	61,196
Total Common Stocks
(Cost $7,161,004)		11,496,279

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$10,035	10,035
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	3,860	3,860
Total Repurchase Agreements
(Cost $13,895)		13,895

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	119,213	119,213
Total Securities Lending Collateral
(Cost $119,213)		119,213
Total Investments - 100.6%
(Cost $7,294,112)		$11,629,387
Other Assets & Liabilities, net - (0.6)%		(72,480)
Total Net Assets - 100.0%		$11,556,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,496,279	$—	$—	$11,496,279
Repurchase Agreements	—	13,895	—	13,895
Securities Lending Collateral	119,213	—	—	119,213
Total Assets	$11,615,492	$13,895	$—	$11,629,387

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 0.6%
Consumer, Non-cyclical - 0.1%
UnitedHealth Group, Inc.	15	$3,741
Johnson & Johnson	15	1,967
Procter & Gamble Co.	15	1,650
Merck & Company, Inc.	15	1,154
Coca-Cola Co.	15	664
Pfizer, Inc.	15	489
Total Consumer, Non-cyclical		9,665
Consumer, Cyclical - 0.1%
Home Depot, Inc.	15	2,801
McDonald's Corp.	15	2,480
Walmart, Inc.	15	1,705
NIKE, Inc. — Class B	15	1,241
Walgreens Boots Alliance, Inc.	15	686
Total Consumer, Cyclical		8,913
Financial - 0.1%
Visa, Inc. — Class A	15	2,417
Goldman Sachs Group, Inc.	15	2,319
Travelers Companies, Inc.	15	1,490
JPMorgan Chase & Co.	15	1,350
American Express Co.	15	1,284
Total Financial		8,860
Technology - 0.1%
Apple, Inc.	15	3,814
Microsoft Corp.	15	2,366
International Business Machines Corp.	15	1,664
Intel Corp.	15	812
Total Technology		8,656
Industrial - 0.1%
Boeing Co.	15	2,237
3M Co.	15	2,048
Caterpillar, Inc.	15	1,740
United Technologies Corp.	15	1,415
Total Industrial		7,440
Communications - 0.1%
Walt Disney Co.	15	1,449
Verizon Communications, Inc.	15	806
Cisco Systems, Inc.	15	590
Total Communications		2,845
Energy - 0.0%
Chevron Corp.	15	1,087
Exxon Mobil Corp.	15	569
Total Energy		1,656
Basic Materials - 0.0%
Dow, Inc.	15	439
Total Common Stocks
(Cost $31,951)		48,474

MUTUAL FUNDS† - 41.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	207,300	2,025,320
Guggenheim Strategy Fund II1	59,607	1,433,554
Total Mutual Funds
(Cost $3,524,566)		3,458,874

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$378,000	377,983
Total U.S. Treasury Bills
(Cost $377,846)		377,983

REPURCHASE AGREEMENTS††,4 - 23.8%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[5]	1,442,091	1,442,091
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[5]	554,650	554,650
Total Repurchase Agreements
(Cost $1,996,741)		1,996,741
Total Investments - 70.0%
(Cost $5,931,104)		$5,882,072
Other Assets & Liabilities, net - 30.0%		2,524,292
Total Net Assets - 100.0%		$8,406,364

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	26	Jun 2020	$2,831,270	$112,602

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	1.09% (1 Week USD LIBOR + 0.50%)	At Maturity	04/30/20	613	$13,439,368	$439,416
BNP Paribas	Dow Jones Industrial Average Index	1.49% (1 Month USD LIBOR + 0.50%)	At Maturity	04/29/20	21	469,582	(13,607)
						$13,908,950	$425,809

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

LIBOR – London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,474	$—	$—	$48,474
Mutual Funds	3,458,874	—	—	3,458,874
U.S. Treasury Bills	—	377,983	—	377,983
Repurchase Agreements	—	1,996,741	—	1,996,741
Equity Futures Contracts**	112,602	—	—	112,602
Equity Index Swap Agreements**	—	439,416	—	439,416
Total Assets	$3,619,950	$2,814,140	$—	$6,434,090

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$13,607	$—	$13,607

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,466,704	$2,022,248	$(5,000,000)	$(30,400)	$(24,998)	$1,433,554	59,607	$22,500
Guggenheim Ultra Short Duration Fund — Institutional Class	5,476,105	1,723,782	(5,150,000)	(4,582)	(19,985)	2,025,320	207,300	24,038
	$9,942,809	$3,746,030	$(10,150,000)	$(34,982)	$(44,983)	$3,458,874		$46,538

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 93.8%
Intel Corp.	11,212	$606,793
NVIDIA Corp.	2,074	546,706
Texas Instruments, Inc.	3,543	354,052
Broadcom, Inc.	1,449	343,558
QUALCOMM, Inc.	4,668	315,790
Advanced Micro Devices, Inc.*	6,604	300,350
Micron Technology, Inc.*	5,794	243,696
Applied Materials, Inc.	5,050	231,391
Lam Research Corp.	908	217,920
Analog Devices, Inc.	2,279	204,312
KLA Corp.	1,235	177,519
Xilinx, Inc.	2,113	164,687
Marvell Technology Group Ltd.	6,552	148,272
NXP Semiconductor N.V.	1,719	142,557
Skyworks Solutions, Inc.	1,554	138,897
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,826	135,055
Microchip Technology, Inc.	1,987	134,719
Maxim Integrated Products, Inc.	2,721	132,268
Cypress Semiconductor Corp.	5,175	120,681
ASML Holding N.V. — Class G	439	114,860
Teradyne, Inc.	2,035	110,236
Monolithic Power Systems, Inc.	639	107,007
Qorvo, Inc.*	1,286	103,690
Mellanox Technologies Ltd.*	824	99,968
Entegris, Inc.	2,115	94,689
Inphi Corp.*	1,013	80,199
MKS Instruments, Inc.	907	73,875
STMicroelectronics N.V. — Class Y1	3,388	72,402
Cirrus Logic, Inc.*	1,082	71,012
Cree, Inc.*	1,942	68,863
Silicon Laboratories, Inc.*	791	67,559
ON Semiconductor Corp.*	5,396	67,126
Cabot Microelectronics Corp.	578	65,973
Power Integrations, Inc.	726	64,128
Lattice Semiconductor Corp.*	3,394	60,481
Semtech Corp.*	1,482	55,575
Diodes, Inc.*	1,281	52,053
Brooks Automation, Inc.	1,701	51,880
Synaptics, Inc.*	889	51,446
Ambarella, Inc.*	991	48,123
MACOM Technology Solutions Holdings, Inc.*	2,067	39,128
Total Semiconductors		6,279,496
Energy-Alternate Sources - 3.7%
SolarEdge Technologies, Inc.*	1,171	95,881
Enphase Energy, Inc.*	2,818	90,993
First Solar, Inc.*	1,762	63,538
Total Energy-Alternate Sources		250,412
Electrical Components & Equipment - 1.2%
Universal Display Corp.	629	82,890
Electronics - 0.7%
Advanced Energy Industries, Inc.*	960	46,550
Total Common Stocks
(Cost $2,985,847)		6,659,348

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$12,879	12,879
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	4,953	4,953
Total Repurchase Agreements
(Cost $17,832)		17,832

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	26,927	26,927
Total Securities Lending Collateral
(Cost $26,927)		26,927
Total Investments - 100.1%
(Cost $3,030,606)		$6,704,107
Other Assets & Liabilities, net - (0.1)%		(6,271)
Total Net Assets - 100.0%		$6,697,836

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,659,348	$—	$—	$6,659,348
Repurchase Agreements	—	17,832	—	17,832
Securities Lending Collateral	26,927	—	—	26,927
Total Assets	$6,686,275	$17,832	$—	$6,704,107

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 98.7%
Oil & Gas - 71.1%
Exxon Mobil Corp.	10,757	$408,443
Chevron Corp.	5,502	398,675
ConocoPhillips	5,721	176,207
Phillips 66	2,727	146,304
BP plc ADR	5,507	134,316
EOG Resources, Inc.	3,658	131,395
Valero Energy Corp.	2,860	129,730
Cabot Oil & Gas Corp. — Class A	6,691	115,018
Marathon Petroleum Corp.	4,466	105,487
Pioneer Natural Resources Co.	1,450	101,718
Hess Corp.	3,035	101,065
Concho Resources, Inc.	2,126	91,099
Occidental Petroleum Corp.	6,593	76,347
Royal Dutch Shell plc — Class A ADR	1,835	64,023
Petroleo Brasileiro S.A. ADR	10,936	60,148
HollyFrontier Corp.	2,440	59,804
Diamondback Energy, Inc.	1,855	48,601
Equities Corp.	6,550	46,308
Suncor Energy, Inc.	2,788	44,050
Noble Energy, Inc.	6,173	37,285
Devon Energy Corp.	5,325	36,796
CVR Energy, Inc.	2,156	35,639
Marathon Oil Corp.	10,792	35,506
Continental Resources, Inc.[1]	4,560	34,838
Helmerich & Payne, Inc.	2,167	33,914
Cimarex Energy Co.	1,930	32,482
Parsley Energy, Inc. — Class A	5,664	32,455
Canadian Natural Resources Ltd.	2,355	31,910
Equinor ASA ADR	2,615	31,851
Delek US Holdings, Inc.	2,009	31,662
WPX Energy, Inc.*	7,677	23,415
Apache Corp.	5,590	23,366
Murphy Oil Corp.[1]	3,410	20,903
PBF Energy, Inc. — Class A	2,689	19,038
Patterson-UTI Energy, Inc.	6,025	14,159
PDC Energy, Inc.*	2,080	12,917
Matador Resources Co.*,1	3,534	8,764
SM Energy Co.	4,411	5,381
Total Oil & Gas		2,941,019
Pipelines - 16.9%
Kinder Morgan, Inc.	12,851	178,886
Williams Companies, Inc.	9,856	139,462
Cheniere Energy, Inc.*	2,796	93,666
Enbridge, Inc.	2,567	74,674
ONEOK, Inc.	3,245	70,774
TC Energy Corp.	1,428	63,260
Equitrans Midstream Corp.	6,341	31,895
Plains GP Holdings, LP — Class A*	4,258	23,887
Targa Resources Corp.	3,348	23,135
Total Pipelines		699,639
Oil & Gas Services - 9.2%
Schlumberger Ltd.	8,117	109,498
Baker Hughes Co.	8,763	92,012
Halliburton Co.	8,230	56,376
National Oilwell Varco, Inc.	5,395	53,033
TechnipFMC plc	5,568	37,528
Apergy Corp.*,1	2,059	11,839
Core Laboratories N.V.	1,071	11,074
Oceaneering International, Inc.*	3,512	10,325
Total Oil & Gas Services		381,685
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	2,957	35,632
Transportation - 0.7%
Golar LNG Ltd.	3,572	28,147
Total Common Stocks
(Cost $4,193,906)		4,086,122

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$8,458	8,458
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	3,253	3,253
Total Repurchase Agreements
(Cost $11,711)		11,711

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	54,405	54,405
Total Securities Lending Collateral
(Cost $54,405)		54,405
Total Investments - 100.3%
(Cost $4,260,022)		$4,152,238
Other Assets & Liabilities, net - (0.3)%		(12,370)
Total Net Assets - 100.0%		$4,139,868

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,086,122	$—	$—	$4,086,122
Repurchase Agreements	—	11,711	—	11,711
Securities Lending Collateral	54,405	—	—	54,405
Total Assets	$4,140,527	$11,711	$—	$4,152,238

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas Services - 75.2%
Schlumberger Ltd.	14,276	$192,583
Baker Hughes Co.	15,265	160,283
National Oilwell Varco, Inc.	9,203	90,465
Halliburton Co.	8,323	57,013
TechnipFMC plc	7,242	48,811
Dril-Quip, Inc.*	1,486	45,323
Archrock, Inc.	9,741	36,626
RPC, Inc.[1]	16,033	33,028
DMC Global, Inc.	1,389	31,961
Matrix Service Co.*	2,634	24,944
Solaris Oilfield Infrastructure, Inc. — Class A	4,423	23,221
Core Laboratories N.V.	2,185	22,593
Liberty Oilfield Services, Inc. — Class A	7,905	21,264
Apergy Corp.*,1	3,693	21,235
ProPetro Holding Corp.*	7,441	18,602
Oceaneering International, Inc.*	6,301	18,525
US Silica Holdings, Inc.	9,025	16,245
NexTier Oilfield Solutions, Inc.*	13,775	16,117
Helix Energy Solutions Group, Inc.*	9,734	15,964
Oil States International, Inc.*	4,639	9,417
Total Oil & Gas Services		904,220
Oil & Gas - 10.1%
Helmerich & Payne, Inc.	3,329	52,099
Patterson-UTI Energy, Inc.	10,808	25,399
Transocean Ltd.*	20,419	23,686
Diamond Offshore Drilling, Inc.*	11,020	20,166
Total Oil & Gas		121,350
Transportation - 5.9%
SEACOR Holdings, Inc.*	1,716	46,263
Tidewater, Inc.*	3,510	24,851
Total Transportation		71,114
Metal Fabricate & Hardware - 4.5%
Tenaris S.A. ADR	4,452	53,646
Machinery-Diversified - 3.5%
Cactus, Inc. — Class A	3,628	42,085
Total Common Stocks
(Cost $1,376,270)		1,192,415

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$2,761	2,761
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	1,062	1,062
Total Repurchase Agreements
(Cost $3,823)		3,823

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	22,388	22,388
Total Securities Lending Collateral
(Cost $22,388)		22,388
Total Investments - 101.4%
(Cost $1,402,481)		$1,218,626
Other Assets & Liabilities, net - (1.4)%		(16,563)
Total Net Assets - 100.0%		$1,202,063

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,192,415	$—	$—	$1,192,415
Repurchase Agreements	—	3,823	—	3,823
Securities Lending Collateral	22,388	—	—	22,388
Total Assets	$1,214,803	$3,823	$—	$1,218,626

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 10.4%
Consumer, Non-cyclical - 4.9%
Nestle S.A. ADR	131	$13,492
Roche Holding AG ADR	247	10,021
Novartis AG ADR	105	8,657
AstraZeneca plc ADR	114	5,091
Novo Nordisk A/S ADR	76	4,575
Sanofi ADR	100	4,372
GlaxoSmithKline plc ADR	109	4,130
British American Tobacco plc ADR	100	3,419
Diageo plc ADR	26	3,305
Unilever N.V. — Class Y	60	2,927
L'Oreal S.A. ADR	54	2,835
Unilever plc ADR	51	2,579
Bayer AG ADR[1]	173	2,504
Reckitt Benckiser Group plc ADR	160	2,465
RELX plc ADR	87	1,862
Anheuser-Busch InBev S.A. ADR[1]	37	1,632
Total Consumer, Non-cyclical		73,866
Financial - 1.4%
HSBC Holdings plc ADR	182	5,098
Allianz SE ADR*	184	3,119
Zurich Insurance Group AG ADR	66	2,330
Banco Santander S.A. ADR	737	1,732
AXA S.A. ADR	90	1,556
BNP Paribas S.A. ADR	102	1,536
UBS Group AG*	157	1,454
Prudential plc ADR	57	1,412
Lloyds Banking Group plc ADR	812	1,226
Intesa Sanpaolo SpA ADR	119	1,170
ING Groep N.V. ADR	173	891
Total Financial		21,524
Energy - 0.8%
Total S.A. ADR	114	4,245
BP plc ADR	149	3,634
Royal Dutch Shell plc — Class A ADR	91	3,175
Eni SpA ADR	56	1,110
Total Energy		12,164
Industrial - 0.8%
Siemens AG ADR	71	2,982
Schneider Electric SE ADR	120	2,052
Vinci S.A. ADR	97	1,977
Airbus SE ADR	102	1,647
Safran S.A. ADR	63	1,374
ABB Ltd. ADR	78	1,346
Total Industrial		11,378
Basic Materials - 0.7%
Linde plc	24	4,152
Air Liquide S.A. ADR	105	2,661
Rio Tinto plc ADR	46	2,096
BASF SE ADR	164	1,919
Total Basic Materials		10,828
Technology - 0.7%
SAP SE ADR[1]	48	5,304
ASML Holding N.V. — Class G	18	4,710
Total Technology		10,014
Utilities - 0.5%
Iberdrola S.A. ADR	65	2,529
Enel SpA ADR	344	2,415
National Grid plc ADR	31	1,806
Total Utilities		6,750
Consumer, Cyclical - 0.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	58	4,316
Daimler AG ADR	150	1,114
Total Consumer, Cyclical		5,430
Communications - 0.2%
Deutsche Telekom AG ADR*	142	1,838
Vodafone Group plc ADR	117	1,611
Total Communications		3,449
Total Common Stocks
(Cost $136,903)		155,403

MUTUAL FUNDS† - 34.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	26,502	258,927
Guggenheim Strategy Fund II2	10,531	253,261
Total Mutual Funds
(Cost $524,042)		512,188

	Face Amount
U.S. TREASURY BILLS†† - 14.0%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	$209,000	208,991
Total U.S. Treasury Bills
(Cost $208,914)		208,991

REPURCHASE AGREEMENTS††,5 - 17.8%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	192,216	192,216
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	73,929	73,929
Total Repurchase Agreements
(Cost $266,145)		266,145

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[7]	7,265	7,265
Total Securities Lending Collateral
(Cost $7,265)		7,265
Total Investments - 77.1%
(Cost $1,143,269)		$1,149,992
Other Assets & Liabilities, net - 22.9%		342,012
Total Net Assets - 100.0%		$1,492,004

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	57	Jun 2020	$1,674,438	$41,004
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	12	Jun 2020	1,659,525	(21,795)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$155,403	$—	$—	$155,403
Mutual Funds	512,188	—	—	512,188
U.S. Treasury Bills	—	208,991	—	208,991
Repurchase Agreements	—	266,145	—	266,145
Securities Lending Collateral	7,265	—	—	7,265
Equity Futures Contracts**	41,004	—	—	41,004
Total Assets	$715,860	$475,136	$—	$1,190,996

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$21,795	$—	$—	$21,795

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,040,436	$573,783	$(1,350,000)	$(6,551)	$(4,407)	$253,261	10,531	$3,841
Guggenheim Ultra Short Duration Fund — Institutional Class	909,864	703,650	(1,350,000)	(693)	(3,894)	258,927	26,502	3,692
	$1,950,300	$1,277,433	$(2,700,000)	$(7,244)	$(8,301)	$512,188		$7,533

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 30.1%
American Tower Corp. — Class A	491	$106,915
Crown Castle International Corp.	609	87,940
Equinix, Inc.	136	84,942
Prologis, Inc.	958	76,994
Digital Realty Trust, Inc.	477	66,260
Public Storage	326	64,747
SBA Communications Corp.	237	63,983
Equity Residential	763	47,085
AvalonBay Communities, Inc.	289	42,532
Alexandria Real Estate Equities, Inc.	297	40,707
Extra Space Storage, Inc.	399	38,208
Realty Income Corp.	754	37,594
Duke Realty Corp.	1,154	37,366
Welltower, Inc.	795	36,395
Essex Property Trust, Inc.	162	35,679
Sun Communities, Inc.	281	35,083
Mid-America Apartment Communities, Inc.	335	34,515
Boston Properties, Inc.	374	34,494
Healthpeak Properties, Inc.	1,388	33,104
UDR, Inc.	893	32,630
Invitation Homes, Inc.	1,506	32,183
Medical Properties Trust, Inc.	1,773	30,655
WP Carey, Inc.	521	30,260
Weyerhaeuser Co.	1,760	29,832
CyrusOne, Inc.	470	29,022
Americold Realty Trust	836	28,457
American Homes 4 Rent — Class A	1,208	28,026
Simon Property Group, Inc.	510	27,979
Iron Mountain, Inc.	1,060	25,228
VICI Properties, Inc.	1,499	24,943
Ventas, Inc.	905	24,254
Host Hotels & Resorts, Inc.	2,188	24,155
CubeSmart	872	23,361
Regency Centers Corp.	577	22,174
Gaming and Leisure Properties, Inc.	785	21,752
Douglas Emmett, Inc.	705	21,510
Apartment Investment & Management Co. — Class A	609	21,406
Omega Healthcare Investors, Inc.	803	21,312
Vornado Realty Trust	588	21,291
AGNC Investment Corp.	1,960	20,737
Cousins Properties, Inc.	677	19,816
Lamar Advertising Co. — Class A	372	19,076
STAG Industrial, Inc.	731	16,462
STORE Capital Corp.	896	16,236
Kimco Realty Corp.	1,609	15,559
SL Green Realty Corp.	337	14,525
Brixmor Property Group, Inc.	1,319	12,530
Sabra Health Care REIT, Inc.	1,081	11,805
Park Hotels & Resorts, Inc.	1,072	8,480
Macerich Co.	793	4,465
Total REITS		1,684,664
Banks - 24.1%
JPMorgan Chase & Co.	1,695	152,601
Bank of America Corp.	5,695	120,905
Wells Fargo & Co.	3,149	90,376
Citigroup, Inc.	1,872	78,849
Goldman Sachs Group, Inc.	445	68,793
Morgan Stanley	1,991	67,694
U.S. Bancorp	1,811	62,389
PNC Financial Services Group, Inc.	584	55,901
Truist Financial Corp.	1,738	53,600
Bank of New York Mellon Corp.	1,506	50,722
State Street Corp.	761	40,538
Northern Trust Corp.	499	37,655
First Republic Bank	422	34,722
M&T Bank Corp.	309	31,960
HSBC Holdings plc ADR	1,043	29,214
HDFC Bank Ltd. ADR	679	26,114
KeyCorp	2,475	25,666
Fifth Third Bancorp	1,698	25,215
ICICI Bank Ltd. ADR	2,854	24,259
Huntington Bancshares, Inc.	2,939	24,129
SVB Financial Group*	159	24,022
Popular, Inc.	681	23,835
Regions Financial Corp.	2,651	23,779
Commerce Bancshares, Inc.	451	22,708
Citizens Financial Group, Inc.	1,169	21,989
Signature Bank	222	17,847
Zions Bancorp North America	642	17,180
East West Bancorp, Inc.	616	15,856
Comerica, Inc.	503	14,758
TCF Financial Corp.	640	14,502
First Horizon National Corp.	1,529	12,324
Synovus Financial Corp.	697	12,239
PacWest Bancorp	621	11,128
Wintrust Financial Corp.	322	10,581
Texas Capital Bancshares, Inc.*	329	7,294
Total Banks		1,351,344
Insurance - 21.8%
Berkshire Hathaway, Inc. — Class B*	1,170	213,911
Progressive Corp.	1,012	74,726
Marsh & McLennan Companies, Inc.	752	65,018
Chubb Ltd.	502	56,068
Allstate Corp.	595	54,579
Willis Towers Watson plc	289	49,087
Travelers Companies, Inc.	487	48,384
MetLife, Inc.	1,507	46,069
Aflac, Inc.	1,320	45,197
Arthur J Gallagher & Co.	493	40,184
Prudential Financial, Inc.	731	38,114
Aon plc	219	36,144
American International Group, Inc.	1,454	35,260
Brown & Brown, Inc.	940	34,047
Cincinnati Financial Corp.	443	33,424
Arch Capital Group Ltd.*	1,152	32,786
Hartford Financial Services Group, Inc.	860	30,306
Loews Corp.	854	29,745
Erie Indemnity Co. — Class A	199	29,500
Everest Re Group Ltd.	145	27,901

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 21.8% (continued)
Principal Financial Group, Inc.	790	$24,759
Assurant, Inc.	237	24,669
eHealth, Inc.*	168	23,658
Equitable Holdings, Inc.	1,521	21,979
Fidelity National Financial, Inc.	873	21,720
Voya Financial, Inc.	520	21,086
Athene Holding Ltd. — Class A*	831	20,625
Lincoln National Corp.	644	16,950
Unum Group	940	14,109
Brighthouse Financial, Inc.*	569	13,753
Total Insurance		1,223,758
Diversified Financial Services - 14.5%
BlackRock, Inc. — Class A	199	87,554
CME Group, Inc. — Class A	468	80,922
American Express Co.	906	77,563
Intercontinental Exchange, Inc.	855	69,041
Charles Schwab Corp.	1,836	61,726
T. Rowe Price Group, Inc.	489	47,751
Nasdaq, Inc.	434	41,208
TD Ameritrade Holding Corp.	1,175	40,726
Capital One Financial Corp.	757	38,168
Ameriprise Financial, Inc.	304	31,154
Cboe Global Markets, Inc.	344	30,702
Raymond James Financial, Inc.	435	27,492
E*TRADE Financial Corp.	782	26,838
Franklin Resources, Inc.	1,545	25,786
SEI Investments Co.	525	24,328
Discover Financial Services	680	24,256
Synchrony Financial	1,495	24,055
LPL Financial Holdings, Inc.	331	18,016
Ally Financial, Inc.	1,237	17,850
Invesco Ltd.	1,755	15,935
Total Diversified Financial Services		811,071
Commercial Services - 3.3%
S&P Global, Inc.	336	82,337
Moody's Corp.	310	65,565
MarketAxess Holdings, Inc.	115	38,245
Total Commercial Services		186,147
Private Equity - 3.3%
Blackstone Group, Inc. — Class A	1,624	74,006
KKR & Company, Inc. — Class A	1,878	44,077
Apollo Global Management, Inc.	1,061	35,543
Brookfield Asset Management, Inc. — Class A	697	30,842
Total Private Equity		184,468
Software - 1.1%
MSCI, Inc. — Class A	203	58,659
Savings & Loans - 0.7%
New York Community Bancorp, Inc.	2,209	20,742
People's United Financial, Inc.	1,817	20,078
Total Savings & Loans		40,820
Media - 0.6%
FactSet Research Systems, Inc.	134	34,931
Total Common Stocks
(Cost $3,602,576)		5,575,862

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$14,648	14,648
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	5,634	5,634
Total Repurchase Agreements
(Cost $20,282)		20,282
Total Investments - 99.9%
(Cost $3,622,858)		$5,596,144
Other Assets & Liabilities, net - 0.1%		5,422
Total Net Assets - 100.0%		$5,601,566

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,575,862	$—	$—	$5,575,862
Repurchase Agreements	—	20,282	—	20,282
Total Assets	$5,575,862	$20,282	$—	$5,596,144

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 65.7%
Guggenheim Variable Insurance Strategy Fund III[1]	209,195	$5,022,771
Guggenheim Strategy Fund III[1]	94,303	2,269,883
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	109,005	1,064,982
Guggenheim Strategy Fund II1	41,547	999,193
Total Mutual Funds
(Cost $9,662,554)		9,356,829

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$830,000	829,963
Total U.S. Treasury Bills
(Cost $829,661)		829,963

REPURCHASE AGREEMENTS††,4 - 15.9%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	1,632,765	1,632,765
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	627,987	627,987
Total Repurchase Agreements
(Cost $2,260,752)		2,260,752
Total Investments - 87.4%
(Cost $12,752,967)		$12,447,544
Other Assets & Liabilities, net - 12.6%		1,790,371
Total Net Assets - 100.0%		$14,237,915

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Long Bond Futures Contracts	3	Jun 2020	$538,875	$34,735
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2020	222,313	26,085
U.S. Treasury 2 Year Note Futures Contracts	4	Jun 2020	881,563	15,746
Canadian Government 10 Year Bond Futures Contracts	3	Jun 2020	314,147	11,725
Euro - OATS Futures Contracts††	3	Jun 2020	552,778	10,234
U.S. Treasury 5 Year Note Futures Contracts	2	Jun 2020	250,844	9,874
Australian Government 10 Year Bond Futures Contracts	13	Jun 2020	1,203,733	8,110
U.S. Treasury 10 Year Note Futures Contracts	1	Jun 2020	138,859	7,522
			$4,103,112	$124,031
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Jun 2020	$128,625	$17,514
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2020	155,950	16,092
CBOE Volatility Index Futures Contracts	14	Sep 2020	419,300	11,264
CBOE Volatility Index Futures Contracts	6	Aug 2020	189,000	8,735
MSCI Taiwan Stock Index Futures Contracts	4	Apr 2020	148,840	3,226
			$1,041,715	$56,831
Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	5	Jun 2020	$298,200	$6,186
Canadian Dollar Futures Contracts	3	Jun 2020	213,330	559
			$511,530	$6,745
Commodity Futures Contracts Purchased†
Gasoline RBOB Futures Contracts	17	Jun 2020	$504,441	$7,811
Soybean Meal Futures Contracts	4	May 2020	128,520	(172)
Wheat Futures Contracts	6	May 2020	170,325	(3,035)
Live Cattle Futures Contracts	6	Jun 2020	220,980	(10,105)
Gold 100 oz. Futures Contracts	2	Jun 2020	318,220	(10,866)
WTI Crude Futures Contracts	15	Jun 2020	410,850	(27,038)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Brent Crude Futures Contracts	15	Jun 2020	$479,400	$(37,975)
Natural Gas Futures Contracts	22	Apr 2020	364,320	(49,736)
Sugar #11 Futures Contracts	83	Jun 2020	978,869	(94,297)
			$3,575,925	$(225,413)
Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	90	Sep 2020	$1,086,624	$167,044
WTI Crude Futures Contracts	18	Apr 2020	365,220	89,234
Natural Gas Futures Contracts	35	Jun 2020	670,950	60,111
Brent Crude Futures Contracts	15	Apr 2020	390,150	59,675
Low Sulphur Gas Oil Futures Contracts	5	May 2020	144,625	53,992
Gasoline RBOB Futures Contracts	19	Apr 2020	465,793	20,867
Lean Hogs Futures Contracts	4	Jun 2020	96,560	18,885
Copper Futures Contracts	3	May 2020	166,312	18,053
LME Primary Aluminum Futures Contracts	6	May 2020	227,168	17,721
Corn Futures Contracts	14	May 2020	239,225	14,763
Cotton #2 Futures Contracts	6	May 2020	153,300	14,344
Sugar #11 Futures Contracts	15	Apr 2020	175,560	14,328
NY Harbor ULSD Futures Contracts	1	Apr 2020	41,643	10,506
LME Nickel Futures Contracts	1	May 2020	68,787	7,229
Soybean Oil Futures Contracts	6	May 2020	97,452	6,505
Cattle Feeder Futures Contracts	2	May 2020	121,950	3,294
LME Lead Futures Contracts	1	May 2020	43,575	1,916
Soybean Futures Contracts	1	May 2020	44,275	1,022
LME Zinc Futures Contracts	2	May 2020	95,115	785
Cocoa Futures Contracts	2	May 2020	44,780	(186)
Silver Futures Contracts	1	May 2020	70,775	(10,178)
Live Cattle Futures Contracts	11	Oct 2020	425,370	(31,798)
			$5,235,209	$538,112
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	7	May 2020	$284,900	$48,847
IBEX 35 Index Futures Contracts††	1	Apr 2020	74,304	3,478
FTSE 100 Index Futures Contracts	2	Jun 2020	138,667	1,592
Euro STOXX 50 Index Futures Contracts	1	Jun 2020	29,872	396
Russell 2000 Index Mini Futures Contracts	1	Jun 2020	57,460	(142)
CBOE Volatility Index Futures Contracts	1	Apr 2020	46,900	(298)
FTSE/JSE TOP 40 Index Futures Contracts††	1	Jun 2020	22,616	(351)
OMX Stockholm 30 Index Futures Contracts	1	Apr 2020	14,680	(1,036)
			$669,399	$52,486

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	15	Jun 2020	$1,955,625	$33,146
Mexican Peso Futures Contracts	8	Jun 2020	166,800	10,697
British Pound Futures Contracts	2	Jun 2020	155,588	54
Australian Dollar Futures Contracts	5	Jun 2020	307,650	(4,533)
Japanese Yen Futures Contracts	3	Jun 2020	349,875	(7,745)
Euro FX Futures Contracts	4	Jun 2020	553,175	(9,003)
			$3,488,713	$22,616
Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	4	Jun 2020	$761,111	$5,050
Long Gilt Futures Contracts††	2	Jun 2020	338,804	(180)
Australian Government 3 Year Bond Futures Contracts	2	Jun 2020	144,031	(379)
Euro - BTP Italian Government Bond Futures Contracts††	3	Jun 2020	468,056	(458)
Euro - Schatz Futures Contracts	9	Jun 2020	1,112,847	(1,083)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
Euro - Bobl Futures Contracts	1	Jun 2020	$149,096	$(1,115)
			$2,973,945	$1,835

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$9,356,829	$—	$—	$9,356,829
U.S. Treasury Bills	—	829,963	—	829,963
Repurchase Agreements	—	2,260,752	—	2,260,752
Commodity Futures Contracts**	588,085	—	—	588,085
Interest Rate Futures Contracts**	118,847	10,234	—	129,081
Equity Futures Contracts**	107,666	3,478	—	111,144
Currency Futures Contracts**	50,642	—	—	50,642
Total Assets	$10,222,069	$3,104,427	$—	$13,326,496

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$275,386	$—	$—	$275,386
Currency Futures Contracts**	21,281	—	—	21,281
Interest Rate Futures Contracts**	2,577	638	—	3,215
Equity Futures Contracts**	1,476	351	—	1,827
Total Liabilities	$300,720	$989	$—	$301,709

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,771,464	$9,321	$(725,000)	$(29,832)	$(26,760)	$999,193	41,547	$9,421
Guggenheim Strategy Fund III	2,318,911	12,171	–	–	(61,199)	2,269,883	94,303	12,285
Guggenheim Ultra Short Duration Fund — Institutional Class	2,853,202	14,327	(1,740,000)	(44,803)	(17,744)	1,064,982	109,005	14,461
Guggenheim Variable Insurance Strategy Fund III	5,151,929	27,473	–	–	(156,631)	5,022,771	209,195	27,764
	$12,095,506	$63,292	$(2,465,000)	$(74,635)	$(262,334)	$9,356,829		$63,931

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 26.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	256,567	$2,506,661
Guggenheim Strategy Fund II1	78,255	1,882,022
Total Mutual Funds
(Cost $4,450,951)		4,388,683

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 42.3%
U.S. Treasury Bonds
2.00% due 02/15/50	$6,100,000	7,083,625
Total U.S. Government Securities
(Cost $6,132,366)		7,083,625

FEDERAL AGENCY DISCOUNT NOTES†† - 22.4%
Federal Home Loan Bank
0.00% due 04/02/20[2]	1,000,000	1,000,000
0.01% due 04/02/20[2]	400,000	400,000
0.01% due 04/08/20[2]	300,000	299,999
0.01% due 04/17/20[2]	300,000	299,999
Farmer Mac
0.01% due 04/01/20[2]	1,000,000	1,000,000
Fannie Mae
0.05% due 04/13/20[2]	750,000	749,987
Total Federal Agency Discount Notes
(Cost $3,749,985)		3,749,985

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	417,000	416,982
Total U.S. Treasury Bills
(Cost $416,829)		416,982

REPURCHASE AGREEMENTS††,4 - 2.7%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	328,551	328,551
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	126,366	126,366
Total Repurchase Agreements
(Cost $454,917)		454,917
Total Investments - 96.1%
(Cost $15,205,048)		$16,094,192
Other Assets & Liabilities, net - 3.9%		656,027
Total Net Assets - 100.0%		$16,750,219

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	70	Jun 2020	$15,561,875	$1,028,690

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,388,683	$—	$—	$4,388,683
U.S. Government Securities	—	7,083,625	—	7,083,625
Federal Agency Discount Notes	—	3,749,985	—	3,749,985
U.S. Treasury Bills	—	416,982	—	416,982
Repurchase Agreements	—	454,917	—	454,917
Interest Rate Futures Contracts**	1,028,690	—	—	1,028,690
Total Assets	$5,417,373	$11,705,509	$—	$17,122,882

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,115,601	$5,308,028	$(4,500,000)	$(12,880)	$(28,727)	$1,882,022	78,255	$8,090
Guggenheim Ultra Short Duration Fund — Institutional Class	1,233,472	8,312,820	(7,000,000)	(8,799)	(30,832)	2,506,661	256,567	12,878
	$2,349,073	$13,620,848	$(11,500,000)	$(21,679)	$(59,559)	$4,388,683		$20,968

Healthcare Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 100.0%
Pharmaceuticals - 35.2%
Johnson & Johnson	3,949	$517,832
Merck & Company, Inc.	4,963	381,853
Pfizer, Inc.	11,131	363,316
Eli Lilly & Co.	2,519	349,436
Bristol-Myers Squibb Co.	5,719	318,777
AbbVie, Inc.	3,827	291,579
Cigna Corp.	1,280	226,790
CVS Health Corp.	3,718	220,589
Becton Dickinson and Co.	939	215,754
Zoetis, Inc.	1,786	210,194
Allergan plc	1,177	208,447
DexCom, Inc.*	611	164,524
McKesson Corp.	1,084	146,622
AmerisourceBergen Corp. — Class A	1,464	129,564
Cardinal Health, Inc.	2,257	108,201
AstraZeneca plc ADR	2,166	96,734
Novartis AG ADR	1,071	88,304
GW Pharmaceuticals plc ADR*,1	897	78,550
GlaxoSmithKline plc ADR	2,064	78,205
Neurocrine Biosciences, Inc.*	866	74,952
Elanco Animal Health, Inc.*	3,312	74,156
Mylan N.V.*	4,761	70,987
Sarepta Therapeutics, Inc.*	725	70,919
Jazz Pharmaceuticals plc*	704	70,217
Canopy Growth Corp.*,1	4,700	67,774
Alkermes plc*	4,439	64,010
Horizon Therapeutics plc*	2,129	63,061
PRA Health Sciences, Inc.*	709	58,875
Bausch Health Companies, Inc.*	3,156	48,918
Global Blood Therapeutics, Inc.*	831	42,456
Total Pharmaceuticals		4,901,596
Healthcare-Products - 26.7%
Abbott Laboratories	4,196	331,106
Thermo Fisher Scientific, Inc.	1,037	294,093
Danaher Corp.	2,040	282,356
Medtronic plc	2,376	214,268
Stryker Corp.	1,256	209,111
Intuitive Surgical, Inc.*	415	205,512
Baxter International, Inc.	2,350	190,796
Boston Scientific Corp.*	5,208	169,937
Edwards Lifesciences Corp.*	889	167,683
ResMed, Inc.	898	132,266
IDEXX Laboratories, Inc.*	538	130,325
Zimmer Biomet Holdings, Inc.	1,100	111,188
Wright Medical Group N.V.*	3,580	102,567
Cooper Companies, Inc.	367	101,171
STERIS plc	709	99,239
Masimo Corp.*	548	97,062
Teleflex, Inc.	328	96,058
Insulet Corp.*	566	93,775
Align Technology, Inc.*	501	87,149
Novocure Ltd.*	1,155	77,778
Varian Medical Systems, Inc.*	748	76,790
Hologic, Inc.*	2,126	74,623
Abiomed, Inc.*	493	71,564
Dentsply Sirona, Inc.	1,838	71,370
Henry Schein, Inc.*	1,357	68,556
Repligen Corp.*	706	68,157
Tandem Diabetes Care, Inc.*	949	61,068
NuVasive, Inc.*	772	39,110
Total Healthcare-Products		3,724,678
Biotechnology - 19.9%
Gilead Sciences, Inc.	4,128	308,609
Amgen, Inc.	1,466	297,202
Regeneron Pharmaceuticals, Inc.*	507	247,563
Vertex Pharmaceuticals, Inc.*	1,020	242,709
Biogen, Inc.*	727	230,008
Illumina, Inc.*	628	171,519
Seattle Genetics, Inc.*	1,132	130,610
Alexion Pharmaceuticals, Inc.*	1,306	117,266
BioMarin Pharmaceutical, Inc.*	1,357	114,667
Incyte Corp.*	1,438	105,305
Alnylam Pharmaceuticals, Inc.*	900	97,965
ACADIA Pharmaceuticals, Inc.*	1,754	74,107
Guardant Health, Inc.*	994	69,182
Ionis Pharmaceuticals, Inc.*	1,419	67,090
Exact Sciences Corp.*	1,126	65,308
Exelixis, Inc.*	3,751	64,592
United Therapeutics Corp.*	655	62,110
Nektar Therapeutics*	2,646	47,231
Blueprint Medicines Corp.*	743	43,451
Mirati Therapeutics, Inc.*	536	41,202
Immunomedics, Inc.*	3,027	40,804
Bluebird Bio, Inc.*	728	33,459
Arrowhead Pharmaceuticals, Inc.*	1,128	32,453
Intercept Pharmaceuticals, Inc.*	493	31,039
Amarin Corporation plc ADR*	5,004	20,016
Sage Therapeutics, Inc.*	534	15,337
Total Biotechnology		2,770,804
Healthcare-Services - 13.5%
UnitedHealth Group, Inc.	1,672	416,963
Centene Corp.*	3,619	215,005
Anthem, Inc.	855	194,119
Humana, Inc.	564	177,107
Teladoc Health, Inc.*	865	134,084
HCA Healthcare, Inc.	1,357	121,926
IQVIA Holdings, Inc.*	1,056	113,900
DaVita, Inc.*	1,230	93,554
Laboratory Corporation of America Holdings*	706	89,231
Molina Healthcare, Inc.*	632	88,297
Quest Diagnostics, Inc.	1,041	83,592
Amedisys, Inc.*	416	76,353
Universal Health Services, Inc. — Class B	723	71,635
Total Healthcare-Services		1,875,766
Electronics - 2.4%
Agilent Technologies, Inc.	1,776	127,197
Mettler-Toledo International, Inc.*	163	112,553
Waters Corp.*	489	89,023
Total Electronics		328,773
Software - 2.0%
Veeva Systems, Inc. — Class A*	981	153,399
Cerner Corp.	1,957	123,271
Total Software		276,670

Healthcare Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Commercial Services - 0.3%
HealthEquity, Inc.*	898	$45,430
Total Common Stocks
(Cost $5,768,243)		13,923,717

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$30,524	30,524
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	11,740	11,740
Total Repurchase Agreements
(Cost $42,264)		42,264

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	102,695	102,695
Total Securities Lending Collateral
(Cost $102,695)		102,695
Total Investments - 101.0%
(Cost $5,913,202)		$14,068,676
Other Assets & Liabilities, net - (1.0)%		(135,892)
Total Net Assets - 100.0%		$13,932,784

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,923,717	$—	$—	$13,923,717
Repurchase Agreements	—	42,264	—	42,264
Securities Lending Collateral	102,695	—	—	102,695
Total Assets	$14,026,412	$42,264	$—	$14,068,676

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.1%
iShares iBoxx High Yield Corporate Bond ETF	20	$1,542
SPDR Bloomberg Barclays High Yield Bond ETF	15	1,421
Total Exchange-Traded Funds
(Cost $2,949)		2,963

MUTUAL FUNDS† - 38.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	62,845	613,995
Guggenheim Strategy Fund II1	25,513	613,592
Total Mutual Funds
(Cost $1,253,252)		1,227,587

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.1%
Federal Home Loan Bank
1.56% due 07/02/20[2]	$300,000	299,930
Fannie Mae
0.05% due 04/13/20[2]	150,000	149,998
Federal Farm Credit Bank
0.10% due 04/13/20[2]	100,000	99,997
Total Federal Agency Discount Notes
(Cost $548,798)		549,925

FEDERAL AGENCY NOTES†† - 3.1%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	100,000	100,221
Total Federal Agency Notes
(Cost $100,000)		100,221

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,4]	16,000	15,999
Total U.S. Treasury Bills
(Cost $15,993)		15,999

REPURCHASE AGREEMENTS††,5 - 18.1%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	421,404	421,404
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	162,079	162,079
Total Repurchase Agreements
(Cost $583,483)		583,483
Total Investments - 77.0%
(Cost $2,504,475)		$2,480,178
Other Assets & Liabilities, net - 23.0%		742,867
Total Net Assets - 100.0%		$3,223,045

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	15	Jun 2020	$1,881,328	$50,009

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.34	5.00%	Quarterly	06/20/25	$2,800,000	$(184,660)	$(128,177)	$(56,483)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	1.03% (1 Week USD LIBOR + 0.35%)	At Maturity	04/29/20	888	$68,438	$4,982
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.79% (1 Month USD LIBOR - 0.20%)	At Maturity	04/29/20	5,803	447,206	1,392
						$515,644	$6,374

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as credit index swap collateral at March 31, 2020.

CDX.NA.HY.34 — Credit Default Swap North American High Yield Series 34 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,963	$—	$—	$2,963
Mutual Funds	1,227,587	—	—	1,227,587
Federal Agency Discount Notes	—	549,925	—	549,925
Federal Agency Notes	—	100,221	—	100,221
U.S. Treasury Bills	—	15,999	—	15,999
Repurchase Agreements	—	583,483	—	583,483
Interest Rate Futures Contracts**	50,009	—	—	50,009
Credit Index Swap Agreements**	—	6,374	—	6,374
Total Assets	$1,280,559	$1,256,002	$—	$2,536,561

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$56,483	$—	$56,483

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,204,880	$8,543	$(1,570,000)	$(13,728)	$(16,103)	$613,592	25,513	$8,667
Guggenheim Ultra Short Duration Fund — Institutional Class	2,051,428	1,509,933	(2,930,000)	(5,379)	(11,987)	613,995	62,845	10,048
	$4,256,308	$1,518,476	$(4,500,000)	$(19,107)	$(28,090)	$1,227,587		$18,715

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 60.2%
Amazon.com, Inc.*	378	$736,994
Alphabet, Inc. — Class A*	513	596,080
Facebook, Inc. — Class A*	2,659	443,521
Netflix, Inc.*	814	305,657
Alibaba Group Holding Ltd. ADR*	1,405	273,245
Uber Technologies, Inc.*	5,450	152,164
Booking Holdings, Inc.*	104	139,913
JD.com, Inc. ADR*	3,371	136,526
Shopify, Inc. — Class A*	247	102,982
eBay, Inc.	3,406	102,384
VeriSign, Inc.*	566	101,931
Chewy, Inc. — Class A*	2,662	99,798
Baidu, Inc. ADR*	904	91,114
Okta, Inc.*	737	90,106
Match Group, Inc.*,1	1,316	86,909
Twitter, Inc.*	3,530	86,697
Snap, Inc. — Class A*	6,783	80,650
Pinduoduo, Inc. ADR*	2,083	75,051
IAC/InterActiveCorp*	413	74,022
MercadoLibre, Inc.*	146	71,333
GoDaddy, Inc. — Class A*	1,135	64,820
Pinterest, Inc. — Class A*	3,841	59,305
Spotify Technology S.A.*	460	55,862
Trip.com Group Ltd. ADR*	2,374	55,670
Zillow Group, Inc. — Class C*,1	1,535	55,291
JOYY, Inc. ADR*	998	53,154
F5 Networks, Inc.*	464	49,476
Wix.com Ltd.*	479	48,293
Autohome, Inc. ADR*	665	47,228
Expedia Group, Inc.	836	47,042
Weibo Corp. ADR*	1,373	45,460
Etsy, Inc.*	1,162	44,667
Baozun, Inc. ADR*,1	1,582	44,201
Wayfair, Inc. — Class A*,1	752	40,187
GrubHub, Inc.*	969	39,467
Momo, Inc. ADR	1,744	37,827
Anaplan, Inc.*	1,143	34,587
TripAdvisor, Inc.	1,534	26,676
Cargurus, Inc.*	1,246	23,599
Stitch Fix, Inc. — Class A*,1	1,386	17,602
Total Internet		4,737,491
Software - 22.7%
salesforce.com, Inc.*	1,671	240,591
Activision Blizzard, Inc.	2,596	154,410
Electronic Arts, Inc.*	1,187	118,902
Veeva Systems, Inc. — Class A*	756	118,216
Citrix Systems, Inc.	776	109,843
DocuSign, Inc.*	1,128	104,227
Akamai Technologies, Inc.*	999	91,399
NetEase, Inc. ADR	270	86,659
Take-Two Interactive Software, Inc.*	697	82,671
Twilio, Inc. — Class A*	838	74,993
Sea Ltd. ADR*	1,532	67,883
Coupa Software, Inc.*	472	65,953
MongoDB, Inc.*	472	64,447
Dropbox, Inc. — Class A*	3,355	60,725
HUYA, Inc. ADR*	3,094	52,443
Five9, Inc.*	681	52,069
Smartsheet, Inc. — Class A*	1,195	49,604
HubSpot, Inc.*	371	49,413
j2 Global, Inc.*	520	38,922
New Relic, Inc.*	669	30,935
Nutanix, Inc. — Class A*	1,783	28,171
Cornerstone OnDemand, Inc.*	737	23,400
Pluralsight, Inc. — Class A*	2,051	22,520
Total Software		1,788,396
Telecommunications - 8.7%
Cisco Systems, Inc.	6,698	263,299
Motorola Solutions, Inc.	740	98,361
Arista Networks, Inc.*	437	88,514
Ciena Corp.*	1,380	54,938
Juniper Networks, Inc.	2,657	50,855
LogMeIn, Inc.	540	44,971
Viavi Solutions, Inc.*	2,735	30,659
CommScope Holding Company, Inc.*	2,672	24,342
ViaSat, Inc.*	663	23,815
Total Telecommunications		679,754
Commercial Services - 4.5%
PayPal Holdings, Inc.*	2,356	225,563
CoStar Group, Inc.*	179	105,111
2U, Inc.*	1,141	24,212
Total Commercial Services		354,886
Diversified Financial Services - 1.7%
TD Ameritrade Holding Corp.	2,383	82,595
E*TRADE Financial Corp.	1,595	54,740
Total Diversified Financial Services		137,335
Banks - 1.0%
Northern Trust Corp.	1,018	76,818
Computers - 0.7%
Lumentum Holdings, Inc.*	704	51,885
Total Common Stocks
(Cost $3,971,095)		7,826,565

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$27,774	27,774
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	10,683	10,683
Total Repurchase Agreements
(Cost $38,457)		38,457

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	$188,223	$188,223
Total Securities Lending Collateral
(Cost $188,223)		188,223
Total Investments - 102.4%
(Cost $4,197,775)		$8,053,245
Other Assets & Liabilities, net - (2.4)%		(187,012)
Total Net Assets - 100.0%		$7,866,233

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,826,565	$—	$—	$7,826,565
Repurchase Agreements	—	38,457	—	38,457
Securities Lending Collateral	188,223	—	—	188,223
Total Assets	$8,014,788	$38,457	$—	$8,053,245

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 11.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,634	$221,131
Guggenheim Strategy Fund II1	7,749	186,358
Total Mutual Funds
(Cost $414,577)		407,489

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Federal Home Loan Bank
0.01% due 04/01/20[2]	$113,000	113,000
0.05% due 04/01/20[2]	100,000	100,000
Fannie Mae
0.05% due 04/13/20[2]	150,000	149,998
Total Federal Agency Discount Notes
(Cost $362,998)		362,998

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	8,000	7,999
Total U.S. Treasury Bills
(Cost $7,996)		7,999

REPURCHASE AGREEMENTS††,4 - 40.0%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	1,022,814	1,022,814
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	393,390	393,390
Total Repurchase Agreements
(Cost $1,416,204)		1,416,204
Total Investments - 62.0%
(Cost $2,201,775)		$2,194,690
Other Assets & Liabilities, net - 38.0%		1,343,085
Total Net Assets - 100.0%		$3,537,775

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Jun 2020	$217,790	$(4,658)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(0.84)% (1 Week USD LIBOR + 0.25%)	At Maturity	04/30/20	165	$3,620,958	$64,015
BNP Paribas	Dow Jones Industrial Average Index	(0.77)% (1 Month USD LIBOR)	At Maturity	04/29/20	149	3,258,935	53,417
						$6,879,893	$117,432

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Repurchase Agreements — See Note 4.

LIBOR – London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$407,489	$—	$—	$407,489
Federal Agency Discount Notes	—	362,998	—	362,998
U.S. Treasury Bills	—	7,999	—	7,999
Repurchase Agreements	—	1,416,204	—	1,416,204
Equity Index Swap Agreements**	—	117,432	—	117,432
Total Assets	$407,489	$1,904,633	$—	$2,312,122

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,658	$—	$—	$4,658

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$752,002	$1,579,416	$(2,120,000)	$(23,118)	$(1,942)	$186,358	7,749	$4,459
Guggenheim Ultra Short Duration Fund — Institutional Class	703,973	1,614,104	(2,080,000)	(13,684)	(3,262)	221,131	22,634	4,137
	$1,455,975	$3,193,520	$(4,200,000)	$(36,802)	$(5,204)	$407,489		$8,596

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 44.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,071	$450,112
Guggenheim Strategy Fund II1	18,172	437,025
Total Mutual Funds
(Cost $907,223)		887,137

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.5%
Fannie Mae
0.05% due 04/13/20[2]	$100,000	99,998
Federal Home Loan Bank
1.56% due 07/02/20[2]	100,000	99,977
Federal Farm Credit Bank
0.10% due 04/13/20[2]	50,000	49,998
Total Federal Agency Discount Notes
(Cost $249,598)		249,973

FEDERAL AGENCY NOTES†† - 6.2%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	125,000	125,000
Total Federal Agency Notes
(Cost $125,000)		125,000

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
0.50% due 04/30/20[2,4]	25,000	24,999
Total U.S. Treasury Bills
(Cost $24,990)		24,999

REPURCHASE AGREEMENTS†† - 95.0%
Individual Repurchase Agreements[5]
Mizuho Financial Group, Inc. issued 03/31/20 at (0.35)% due 04/01/20 (secured by a U.S. Treasury Bond, at a rate of 2.00% and maturing 02/15/50 as collateral, with a value of $1,169,816) to be repurchased at $1,146,868	1,146,879	1,146,879
Barclays Capital issued 03/31/20 at (0.50)% due 04/01/20 (secured by a U.S. Treasury Bond, at a rate of 2.00% and maturing 02/15/50 as collateral, with a value of $353,813) to be repurchased at $346,870	346,875	346,875
Joint Repurchase Agreements[6]
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	296,675	296,675
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	114,106	114,106
Total Repurchase Agreements
(Cost $1,904,535)		1,904,535
Total Investments - 159.2%
(Cost $3,211,346)		$3,191,644

U.S. Government Securities Sold Short†† - (63.7)%
U.S. Treasury Bond
2.00% due 02/15/50	1,100,000	(1,277,375)
Total U.S. Government Securities Sold Short
(Proceeds $1,270,103)		(1,277,375)
Other Assets & Liabilities, net - 4.5%		89,928
Total Net Assets - 100.0%		$2,004,197

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2020	$889,250	$(13,551)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[5]	All or a portion of this security is pledged as short security collateral at March 31, 2020.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$887,137	$—	$—	$887,137
Federal Agency Discount Notes	—	249,973	—	249,973
Federal Agency Notes	—	125,000	—	125,000
U.S. Treasury Bills	—	24,999	—	24,999
Repurchase Agreements	—	1,904,535	—	1,904,535
Total Assets	$887,137	$2,304,507	$—	$3,191,644

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$1,277,375	$—	$1,277,375
Interest Rate Futures Contracts**	13,551	—	—	13,551
Total Liabilities	$13,551	$1,277,375	$—	$1,290,926

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$529,529	$52,599	$(130,000)	$(2,526)	$(12,577)	$437,025	18,172	$2,629
Guggenheim Ultra Short Duration Fund — Institutional Class	582,120	227,727	(350,000)	(1,535)	(8,200)	450,112	46,071	2,755
	$1,111,649	$280,326	$(480,000)	$(4,061)	$(20,777)	$887,137		$5,384

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 41.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,356	$71,870
Guggenheim Strategy Fund II1	1,701	40,914
Total Mutual Funds
(Cost $114,459)		112,784

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.3%
Federal Farm Credit Bank
1.56% due 08/21/20[2]	$20,000	19,991
Total Federal Agency Discount Notes
(Cost $19,877)		19,991

REPURCHASE AGREEMENTS††,3 - 29.2%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	57,665	57,665
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	22,179	22,179
Total Repurchase Agreements
(Cost $79,844)		79,844
Total Investments - 77.8%
(Cost $214,180)		$212,619
Other Assets & Liabilities, net - 22.2%		60,634
Total Net Assets - 100.0%		$273,253

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(0.79)% (1 Week USD LIBOR + 0.20%)	At Maturity	04/30/20	115	$166,168	$1,813
Goldman Sachs International	S&P MidCap 400 Index	(0.69)% (1 Week USD LIBOR + 0.10%)	At Maturity	04/28/20	46	66,881	1,303
BNP Paribas	S&P MidCap 400 Index	(0.94)% (1 Month USD LIBOR - 0.05%)	At Maturity	04/29/20	25	36,373	709
						$269,422	$3,825

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$112,784	$—	$—	$112,784
Federal Agency Discount Notes	—	19,991	—	19,991
Repurchase Agreements	—	79,844	—	79,844
Equity Index Swap Agreements**	—	3,825	—	3,825
Total Assets	$112,784	$103,660	$—	$216,444

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$67,902	$15,386	$(40,000)	$(1,308)	$(1,066)	$40,914	1,701	$390
Guggenheim Ultra Short Duration Fund — Institutional Class	72,747	50,366	(50,000)	(836)	(407)	71,870	7,356	369
	$140,649	$65,752	$(90,000)	$(2,144)	$(1,473)	$112,784		$759

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 44.0%
Guggenheim Strategy Fund II1	43,133	$1,037,350
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	97,146	949,112
Total Mutual Funds
(Cost $2,039,352)		1,986,462

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.5%
Federal Home Loan Bank
0.05% due 04/01/20[2]	$300,000	300,000
0.10% due 05/15/20[2]	100,000	99,988
Fannie Mae
0.05% due 04/13/20[2]	300,000	299,995
Total Federal Agency Discount Notes
(Cost $699,983)		699,983

FEDERAL AGENCY NOTES†† - 1.1%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,4]	20,000	19,999
Total U.S. Treasury Bills
(Cost $19,992)		19,999

REPURCHASE AGREEMENTS††,5 - 17.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	573,897	573,897
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	220,730	220,730
Total Repurchase Agreements
(Cost $794,627)		794,627
Total Investments - 78.7%
(Cost $3,603,954)		$3,551,071
Other Assets & Liabilities, net - 21.3%		963,693
Total Net Assets - 100.0%		$4,514,764

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2020	$311,900	$(15,096)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(0.84)% (1 Week USD LIBOR + 0.25%)	At Maturity	04/28/20	207	$1,616,646	$15,156
Barclays Bank plc	NASDAQ-100 Index	(0.94)% (1 Week USD LIBOR + 0.35%)	At Maturity	04/30/20	178	1,390,665	13,438
BNP Paribas	NASDAQ-100 Index	(1.14)% (1 Month USD LIBOR + 0.15%)	At Maturity	04/29/20	153	1,196,362	12,806
						$4,203,673	$41,400

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,986,462	$—	$—	$1,986,462
Federal Agency Discount Notes	—	699,983	—	699,983
Federal Agency Notes	—	50,000	—	50,000
U.S. Treasury Bills	—	19,999	—	19,999
Repurchase Agreements	—	794,627	—	794,627
Equity Index Swap Agreements**	—	41,400	—	41,400
Total Assets	$1,986,462	$1,606,009	$—	$3,592,471

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,096	$—	$—	$15,096

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$142,166	$1,202,735	$(270,000)	$(4,813)	$(32,738)	$1,037,350	43,133	$2,743
Guggenheim Ultra Short Duration Fund — Institutional Class	137,548	1,202,662	(365,000)	(5,629)	(20,469)	949,112	97,146	2,669
	$279,714	$2,405,397	$(635,000)	$(10,442)	$(53,207)	$1,986,462		$5,412

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 33.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,725	$309,949
Guggenheim Strategy Fund II1	12,704	305,538
Total Mutual Funds
(Cost $630,542)		615,487

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Federal Home Loan Bank
0.05% due 04/01/20[2]	$100,000	100,000
0.10% due 05/15/20[2]	100,000	99,988
Fannie Mae
0.05% due 04/13/20[2]	100,000	99,998
Federal Farm Credit Bank
1.56% due 08/21/20[2]	53,000	52,977
Total Federal Agency Discount Notes
(Cost $352,660)		352,963

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.50% due 04/30/20[2]	5,000	5,000
Total U.S. Treasury Bills
(Cost $4,998)		5,000

REPURCHASE AGREEMENTS††,3 - 33.7%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[4]	446,791	446,791
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[4]	171,843	171,843
Total Repurchase Agreements
(Cost $618,634)		618,634
Total Investments - 86.7%
(Cost $1,606,834)		$1,592,084
Other Assets & Liabilities, net - 13.3%		244,544
Total Net Assets - 100.0%		$1,836,628

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(0.54)% (1 Week USD LIBOR - 0.05%)	At Maturity	04/28/20	1,319	$1,521,332	$23,708
BNP Paribas	Russell 2000 Index	(0.59)% (1 Month USD LIBOR - 0.40%)	At Maturity	04/29/20	74	85,765	2,024
Barclays Bank plc	Russell 2000 Index	(0.09)% (1 Week USD LIBOR - 0.50%)	At Maturity	04/30/20	191	220,195	996
						$1,827,292	$26,728

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$615,487	$—	$—	$615,487
Federal Agency Discount Notes	—	352,963	—	352,963
U.S. Treasury Bills	—	5,000	—	5,000
Repurchase Agreements	—	618,634	—	618,634
Equity Index Swap Agreements**	—	26,728	—	26,728
Total Assets	$615,487	$1,003,325	$—	$1,618,812

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$153,407	$481,249	$(320,000)	$(83)	$(9,035)	$305,538	12,704	$1,258
Guggenheim Ultra Short Duration Fund — Institutional Class	164,715	401,225	(250,000)	100	(6,091)	309,949	31,725	1,233
	$318,122	$882,474	$(570,000)	$17	$(15,126)	$615,487		$2,491

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 41.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	121,800	$1,189,989
Guggenheim Strategy Fund II1	48,938	1,176,957
Total Mutual Funds
(Cost $2,422,106)		2,366,946

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.1%
Fannie Mae
0.05% due 04/13/20[2]	$300,000	299,995
Federal Home Loan Bank
0.10% due 05/15/20[2]	200,000	199,976
1.56% due 07/02/20[2]	100,000	99,976
0.05% due 04/01/20[2]	200,000	200,000
Total Federal Agency Discount Notes
(Cost $799,572)		799,947

FEDERAL AGENCY NOTES†† - 1.8%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	100,000	100,000
Total Federal Agency Notes
(Cost $100,000)		100,000

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.50% due 04/30/20[2]	9,000	9,000
Total U.S. Treasury Bills
(Cost $8,996)		9,000

REPURCHASE AGREEMENTS††,4 - 43.0%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[5]	1,759,333	1,759,333
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[5]	676,667	676,667
Total Repurchase Agreements
(Cost $2,436,000)		2,436,000
Total Investments - 100.9%
(Cost $5,766,674)		$5,711,893
Other Assets & Liabilities, net - (0.9)%		(48,628)
Total Net Assets - 100.0%		$5,663,265

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Jun 2020	$128,625	$611

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(1.04)% (1 Month USD LIBOR + 0.05%)	At Maturity	04/29/20	1,246	$3,221,442	$56,686
Goldman Sachs International	S&P 500 Index	(0.94)% (1 Week USD LIBOR + 0.35%)	At Maturity	04/28/20	697	1,801,532	31,058
Barclays Bank plc	S&P 500 Index	(0.89)% (1 Week USD LIBOR + 0.30%)	At Maturity	04/30/20	203	525,149	8,546
						$5,548,123	$96,290

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

LIBOR ― London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,366,946	$—	$—	$2,366,946
Federal Agency Discount Notes	—	799,947	—	799,947
Federal Agency Notes	—	100,000	—	100,000
U.S. Treasury Bills	—	9,000	—	9,000
Repurchase Agreements	—	2,436,000	—	2,436,000
Equity Futures Contracts**	611	—	—	611
Equity Index Swap Agreements**	—	96,290	—	96,290
Total Assets	$2,367,557	$3,441,237	$—	$5,808,794

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$404,003	$8,307,094	$(7,500,000)	$(431)	$(33,709)	$1,176,957	48,938	$7,116
Guggenheim Ultra Short Duration Fund — Institutional Class	454,324	9,857,256	(9,100,000)	749	(22,340)	1,189,989	121,800	7,276
	$858,327	$18,164,350	$(16,600,000)	$318	$(56,049)	$2,366,946		$14,392

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 36.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	33,284	$325,182
Guggenheim Strategy Fund II1	13,389	322,003
Total Mutual Funds
(Cost $654,177)		647,185

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.3%
Federal Home Loan Bank
0.10% due 05/15/20[2]	$100,000	99,988
1.56% due 07/02/20[2]	100,000	99,977
Total Federal Agency Discount Notes
(Cost $199,589)		199,965

U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	146,000	145,993
Total U.S. Treasury Bills
(Cost $145,940)		145,993

FEDERAL AGENCY NOTES†† - 4.3%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[4]	75,000	75,000
Total Federal Agency Notes
(Cost $75,000)		75,000

REPURCHASE AGREEMENTS††,5 - 24.9%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	316,406	316,406
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	121,695	121,695
Total Repurchase Agreements
(Cost $438,101)		438,101
Total Investments - 85.5%
(Cost $1,512,807)		$1,506,244
Other Assets & Liabilities, net - 14.5%		256,087
Total Net Assets - 100.0%		$1,762,331

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	30	Jun 2020	$3,498,750	$58,245
Equity Futures Contracts Purchased†
Nikkei-225 (CME) Index Equity Futures Contracts	37	Jun 2020	3,507,600	(28,488)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

CME – Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$647,185	$—	$—	$647,185
Federal Agency Discount Notes	—	199,965	—	199,965
U.S. Treasury Bills	—	145,993	—	145,993
Federal Agency Notes	—	75,000	—	75,000
Repurchase Agreements	—	438,101	—	438,101
Currency Futures Contracts**	58,245	—	—	58,245
Total Assets	$705,430	$859,059	$—	$1,564,489

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$28,488	$—	$—	$28,488

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$488,954	$352,880	$(515,000)	$(1,171)	$(3,660)	$322,003	13,389	$2,908
Guggenheim Ultra Short Duration Fund — Institutional Class	480,691	352,686	(505,000)	412	(3,607)	325,182	33,284	2,708
	$969,645	$705,566	$(1,020,000)	$(759)	$(7,267)	$647,185		$5,616

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Media - 24.1%
Comcast Corp. — Class A	3,011	$103,518
Walt Disney Co.	1,041	100,561
Charter Communications, Inc. — Class A*	211	92,061
Liberty Broadband Corp. — Class C*	357	39,527
Altice USA, Inc. — Class A*	1,422	31,696
Fox Corp. — Class A	1,206	28,498
Discovery, Inc. — Class A*	1,338	26,011
Liberty Global plc — Class C*	1,555	24,429
DISH Network Corp. — Class A*	1,130	22,589
New York Times Co. — Class A	664	20,392
News Corp. — Class A	1,944	17,447
ViacomCBS, Inc. — Class B	1,127	15,789
TEGNA, Inc.	1,065	11,566
World Wrestling Entertainment, Inc. — Class A	325	11,027
Nexstar Media Group, Inc. — Class A	183	10,565
AMC Networks, Inc. — Class A*	351	8,533
Sinclair Broadcast Group, Inc. — Class A1	491	7,895
Total Media		572,104
Retail - 18.9%
McDonald's Corp.	577	95,407
Starbucks Corp.	1,079	70,933
Domino's Pizza, Inc.	110	35,648
Chipotle Mexican Grill, Inc. — Class A*	54	35,338
Yum! Brands, Inc.	513	35,156
Yum China Holdings, Inc.	626	26,686
Restaurant Brands International, Inc.	496	19,855
Darden Restaurants, Inc.	325	17,699
Dunkin' Brands Group, Inc.	318	16,886
Wendy's Co.	954	14,196
Wingstop, Inc.	174	13,868
Texas Roadhouse, Inc. — Class A	333	13,753
Papa John's International, Inc.	212	11,314
Cracker Barrel Old Country Store, Inc.[1]	116	9,654
Shake Shack, Inc. — Class A*	228	8,605
Jack in the Box, Inc.	164	5,748
Cheesecake Factory, Inc.	317	5,414
Bloomin' Brands, Inc.	588	4,198
Dave & Buster's Entertainment, Inc.	262	3,427
Brinker International, Inc.	281	3,375
Total Retail		447,160
Software - 12.1%
Activision Blizzard, Inc.	1,073	63,822
Electronic Arts, Inc.*	491	49,183
NetEase, Inc. ADR	132	42,367
Bilibili, Inc. ADR*	1,486	34,802
Sea Ltd. ADR*	781	34,606
Take-Two Interactive Software, Inc.*	289	34,278
HUYA, Inc. ADR*	1,603	27,171
Total Software		286,229
Lodging - 10.5%
Las Vegas Sands Corp.	986	41,876
Marriott International, Inc. — Class A	437	32,692
Hilton Worldwide Holdings, Inc.	472	32,209
Huazhu Group Ltd. ADR	707	20,312
Wynn Resorts Ltd.	259	15,589
Hyatt Hotels Corp. — Class A	318	15,232
Melco Resorts & Entertainment Ltd. ADR	1,167	14,471
Caesars Entertainment Corp.*	2,119	14,325
MGM Resorts International	1,166	13,759
Choice Hotels International, Inc.	219	13,414
Wyndham Hotels & Resorts, Inc.	372	11,722
Wyndham Destinations, Inc.	396	8,593
Boyd Gaming Corp.	565	8,147
Hilton Grand Vacations, Inc.*	464	7,317
Total Lodging		249,658
Internet - 8.6%
Netflix, Inc.*	337	126,543
Spotify Technology S.A.*	229	27,810
iQIYI, Inc. ADR*	1,529	27,216
Roku, Inc.*	271	23,707
Total Internet		205,276
Agriculture - 7.7%
Philip Morris International, Inc.	1,259	91,857
Altria Group, Inc.	1,808	69,915
British American Tobacco plc ADR	643	21,984
Total Agriculture		183,756
Beverages - 7.2%
Brown-Forman Corp. — Class B	789	43,797
Constellation Brands, Inc. — Class A	299	42,865
Luckin Coffee, Inc. ADR*,1	874	23,764
Molson Coors Beverage Co. — Class B	599	23,367
Boston Beer Company, Inc. — Class A*	54	19,848
Anheuser-Busch InBev S.A. ADR[1]	371	16,369
Total Beverages		170,010
Entertainment - 4.5%
Live Nation Entertainment, Inc.*	496	22,548
Vail Resorts, Inc.	121	17,873
Churchill Downs, Inc.	161	16,575
Marriott Vacations Worldwide Corp.	171	9,504
Penn National Gaming, Inc.*	631	7,982
International Game Technology plc	1,095	6,515
Cinemark Holdings, Inc.	543	5,533
Scientific Games Corp. — Class A*	554	5,374
Six Flags Entertainment Corp.	403	5,054
SeaWorld Entertainment, Inc.*	456	5,025
Eldorado Resorts, Inc.*	345	4,968
Total Entertainment		106,951
Leisure Time - 3.8%
Planet Fitness, Inc. — Class A*	329	16,022

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Leisure Time - 3.8% (continued)
Carnival Corp.	1,126	$14,829
Royal Caribbean Cruises Ltd.	382	12,289
Brunswick Corp.	342	12,097
Harley-Davidson, Inc.	607	11,491
Polaris, Inc.	236	11,363
Callaway Golf Co.	628	6,418
Norwegian Cruise Line Holdings Ltd.*	578	6,335
Total Leisure Time		90,844
Toys, Games & Hobbies - 1.6%
Hasbro, Inc.	338	24,184
Mattel, Inc.*	1,529	13,470
Total Toys, Games & Hobbies		37,654
Food Service - 0.6%
Aramark	708	14,139
Total Common Stocks
(Cost $1,529,177)		2,363,781

RIGHTS†† - 0.0%
Media – 0.0%
Nexstar Media Group, Inc.*,[2]	1,910	$–
Total Rights
(Cost $–)		–

SECURITIES LENDING COLLATERAL†,3 – 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	40,725	40,725
Total Securities Lending Collateral
(Cost $40,725)		40,725
Total Investments – 101.3%
(Cost $1,569,902)		$2,404,506
Other Assets & Liabilities, net – (1.3)%		(30,915)
Total Net Assets – 100.0%		$2,373,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 3 inputs — See Note 3
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,363,781	$—	$—		$2,363,781
Rights	—	—	—	*	—
Securities Lending Collateral	40,725	—	—		40,725
Total Assets	$2,404,506	$—	$—		$2,404,506

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 79.0%
Consumer, Non-cyclical - 25.3%
Johnson & Johnson[1]	2,042	$267,767
Procter & Gamble Co.[1]	2,279	250,690
Kimberly-Clark Corp.[1]	1,931	246,917
Merck & Company, Inc.[1]	3,188	245,285
Gilead Sciences, Inc.[1]	3,231	241,550
McKesson Corp.[1]	1,765	238,734
Pfizer, Inc.[1]	7,145	233,213
Eli Lilly & Co.[1]	1,662	230,553
Amgen, Inc.	1,108	224,625
JM Smucker Co.	1,810	200,910
Medtronic plc	2,168	195,510
General Mills, Inc.[1]	3,293	173,772
Kellogg Co.	2,766	165,932
Abbott Laboratories	2,095	165,317
Molson Coors Beverage Co. — Class B	4,072	158,849
Sysco Corp.[1]	3,342	152,495
Post Holdings, Inc.*	1,793	148,765
CVS Health Corp.[1]	2,375	140,909
Coca-Cola Co.	3,158	139,741
Cardinal Health, Inc.[1]	2,713	130,061
PepsiCo, Inc.[1]	1,027	123,343
Philip Morris International, Inc.[1]	1,664	121,405
Becton Dickinson and Co.	485	111,438
Hologic, Inc.*,1	3,148	110,495
Jazz Pharmaceuticals plc*,1	944	94,155
TreeHouse Foods, Inc.*	2,128	93,951
Edwards Lifesciences Corp.*	496	93,556
John B Sanfilippo & Son, Inc.	1,034	92,440
United Therapeutics Corp.*	947	89,799
Ingredion, Inc.	1,140	86,070
Mondelez International, Inc. — Class A	1,609	80,579
Cal-Maine Foods, Inc.	1,748	76,877
Archer-Daniels-Midland Co.	2,177	76,587
STERIS plc	533	74,604
Integer Holdings Corp.*,1	1,170	73,546
Baxter International, Inc.	894	72,584
BioMarin Pharmaceutical, Inc.*	827	69,881
Alexion Pharmaceuticals, Inc.*	778	69,857
Thermo Fisher Scientific, Inc.	242	68,631
Illumina, Inc.*	221	60,360
Innoviva, Inc.*	5,111	60,105
Conagra Brands, Inc.	1,930	56,626
Herbalife Nutrition Ltd.*	1,916	55,870
Halozyme Therapeutics, Inc.*	3,009	54,132
Macquarie Infrastructure Corp.	2,142	54,086
Zoetis, Inc.	402	47,311
Laboratory Corporation of America Holdings*	371	46,891
Henry Schein, Inc.*	791	39,961
Zimmer Biomet Holdings, Inc.[1]	365	36,894
Total Consumer, Non-cyclical		6,143,629
Industrial - 15.8%
FedEx Corp.[1]	1,702	206,385
Honeywell International, Inc.	1,368	183,025
CH Robinson Worldwide, Inc.	2,582	170,928
Caterpillar, Inc.[1]	1,358	157,582
Eaton Corporation plc	1,928	149,787
Werner Enterprises, Inc.	3,843	139,347
Norfolk Southern Corp.[1]	951	138,846
Landstar System, Inc.	1,426	136,696
Lincoln Electric Holdings, Inc.	1,975	136,275
CSX Corp.[1]	2,095	120,044
Mettler-Toledo International, Inc.*	172	118,768
Kansas City Southern[1]	927	117,896
Crane Co.	2,389	117,491
Gentex Corp.	5,171	114,589
Emerson Electric Co.	2,324	110,738
Illinois Tool Works, Inc.	768	109,148
Waters Corp.*,1	582	105,953
Union Pacific Corp.[1]	737	103,946
Regal Beloit Corp.	1,645	103,553
Rockwell Automation, Inc.	633	95,526
Masco Corp.	2,605	90,055
J.B. Hunt Transport Services, Inc.	864	79,687
Heartland Express, Inc.	3,972	73,760
Marten Transport Ltd.	3,551	72,867
Echo Global Logistics, Inc.*	4,185	71,480
Schneider National, Inc. — Class B	3,409	65,930
Kennametal, Inc.	3,516	65,468
Garmin Ltd.	850	63,716
Old Dominion Freight Line, Inc.	473	62,020
Westrock Co.	1,943	54,909
Textron, Inc.[1]	2,057	54,860
Oshkosh Corp.	844	54,295
Albany International Corp. — Class A	1,111	52,584
AGCO Corp.	1,073	50,699
Knight-Swift Transportation Holdings, Inc.	1,518	49,790
Arconic, Inc.*	2,877	46,205
Terex Corp.	2,979	42,778
General Dynamics Corp.	301	39,825
Vishay Intertechnology, Inc.	2,680	38,619
MasTec, Inc.*	1,149	37,607
General Electric Co.	4,565	36,246
Total Industrial		3,839,923
Communications - 9.6%
Alphabet, Inc. — Class C*	271	315,121
Verizon Communications, Inc.[1]	4,790	257,367
Omnicom Group, Inc.[1]	4,601	252,595
Facebook, Inc. — Class A*,1	1,266	211,169
AT&T, Inc.[1]	5,895	171,839
Amazon.com, Inc.*	86	167,676
Discovery, Inc. — Class A*,1	5,076	98,677
Booking Holdings, Inc.*	70	94,172
News Corp. — Class A	10,317	92,595
Cisco Systems, Inc.[1]	2,206	86,718
Charter Communications, Inc. — Class A*	195	85,081
AMC Networks, Inc. — Class A*	3,255	79,129
Altice USA, Inc. — Class A*	3,308	73,735
Comcast Corp. — Class A	2,114	72,679
Yelp, Inc. — Class A*	3,654	65,882
GCI Liberty, Inc. — Class A*	1,155	65,800
eBay, Inc.	2,059	61,894
Scholastic Corp.	1,604	40,886

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 79.0% (continued)
Communications - 9.6% (continued)
Walt Disney Co.	373	$36,032
Total Communications		2,329,047
Consumer, Cyclical - 9.2%
Southwest Airlines Co.	4,092	145,716
Home Depot, Inc.[1]	673	125,656
Starbucks Corp.	1,902	125,037
Cummins, Inc.	766	103,655
DR Horton, Inc.	2,892	98,328
Allison Transmission Holdings, Inc.[1]	2,967	96,754
General Motors Co.	4,552	94,591
Lear Corp.[1]	1,114	90,512
Toll Brothers, Inc.	4,387	84,450
Whirlpool Corp.[1]	957	82,111
Gentherm, Inc.*	2,607	81,860
Brunswick Corp.	2,303	81,457
Autoliv, Inc.	1,741	80,103
Aptiv plc	1,492	73,466
BorgWarner, Inc.	2,956	72,038
Lowe's Companies, Inc.	783	67,377
PulteGroup, Inc.[1]	2,617	58,412
MSC Industrial Direct Company, Inc. — Class A	1,050	57,719
Wyndham Destinations, Inc.	2,323	50,409
Lennar Corp. — Class A1	1,302	49,736
Extended Stay America, Inc.	6,387	46,689
Walgreens Boots Alliance, Inc.	976	44,652
Walmart, Inc.	389	44,198
Costco Wholesale Corp.	153	43,625
Las Vegas Sands Corp.	975	41,408
Polaris, Inc.	857	41,265
Delta Air Lines, Inc.	1,420	40,513
Carnival Corp.	3,073	40,471
VF Corp.	735	39,749
Hilton Worldwide Holdings, Inc.	484	33,028
Mohawk Industries, Inc.*	425	32,402
SkyWest, Inc.	1,187	31,087
Allegiant Travel Co. — Class A	344	28,139
JetBlue Airways Corp.*	2,542	22,751
Total Consumer, Cyclical		2,249,364
Utilities - 8.2%
Public Service Enterprise Group, Inc.	3,853	173,038
FirstEnergy Corp.	4,292	171,980
Exelon Corp.[1]	4,414	162,479
NRG Energy, Inc.	5,948	162,142
PPL Corp.	6,288	155,188
AES Corp.[1]	10,965	149,124
Southern Co.[1]	2,634	142,605
National Fuel Gas Co.[1]	3,795	141,516
Vistra Energy Corp.	7,901	126,100
Evergy, Inc.	2,159	118,853
Pinnacle West Capital Corp.[1]	1,564	118,536
Portland General Electric Co.	2,019	96,791
ALLETE, Inc.	1,413	85,741
OGE Energy Corp.	1,992	61,214
Entergy Corp.	609	57,228
NiSource, Inc.	1,751	43,722
Avista Corp.[1]	502	21,330
Total Utilities		1,987,587
Financial - 4.3%
Lexington Realty Trust REIT	18,611	184,807
Berkshire Hathaway, Inc. — Class B*	661	120,850
JPMorgan Chase & Co.[1]	1,046	94,171
Weingarten Realty Investors REIT	5,989	86,421
Bank of America Corp.	3,959	84,049
Sunstone Hotel Investors, Inc. REIT	8,019	69,846
Summit Hotel Properties, Inc. REIT	15,485	65,347
Brixmor Property Group, Inc. REIT	6,878	65,341
Kennedy-Wilson Holdings, Inc.	4,362	58,538
Visa, Inc. — Class A1	330	53,169
Mastercard, Inc. — Class A	178	42,998
Travelers Companies, Inc.	397	39,442
Northern Trust Corp.	508	38,334
Wells Fargo & Co.	1,028	29,504
Citigroup, Inc.	456	19,207
Total Financial		1,052,024
Technology - 3.7%
Microsoft Corp.[1]	1,421	224,106
Apple, Inc.	803	204,195
Activision Blizzard, Inc.	2,540	151,079
Oracle Corp.[1]	1,709	82,596
Intel Corp.[1]	921	49,845
NVIDIA Corp.	188	49,557
Adobe, Inc.*	133	42,326
Teradata Corp.*	2,037	41,738
QUALCOMM, Inc.	510	34,501
Micron Technology, Inc.*	629	26,456
Total Technology		906,399
Energy - 2.6%
Exxon Mobil Corp.[1]	4,061	154,196
Chevron Corp.	1,690	122,458
Kinder Morgan, Inc.	5,051	70,310
Valero Energy Corp.[1]	1,251	56,745
HollyFrontier Corp.[1]	2,110	51,716
Delek US Holdings, Inc.[1]	2,657	41,874
CVR Energy, Inc.	2,247	37,143
Phillips 66[1]	653	35,034
ConocoPhillips	1,068	32,894
Devon Energy Corp.	3,638	25,139
Total Energy		627,509
Basic Materials - 0.3%
International Paper Co.	1,523	47,411
Domtar Corp.	1,677	36,290
Total Basic Materials		83,701
Total Common Stocks
(Cost $23,132,926)		19,219,183

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 16.4%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class 0.63%[3]	3,991,749	$3,991,749
Total Money Market Fund
(Cost $3,991,749)		3,991,749
Total Investments - 95.4%
(Cost $27,124,675)		$23,210,932
Other Assets & Liabilities, net - 4.6%		1,115,918
Total Net Assets - 100.0%		$24,326,850

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$4,940,199	$(1,294,076)
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	4,980,475	(1,317,534)
					$9,920,674	$(2,611,610)
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	0.11% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$7,430,286	$922,369
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.20% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	7,003,369	996,880
					$14,433,655	$1,919,249

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Communications
Amazon.com, Inc.	24	0.94%	$4,777
Alphabet, Inc. — Class C	81	1.84%	(1,799)
Facebook, Inc. — Class A	294	0.98%	(2,439)
Charter Communications, Inc. — Class A	69	0.60%	(4,937)
Walt Disney Co.	105	0.20%	(5,262)
Scholastic Corp.	451	0.23%	(5,881)
Cisco Systems, Inc.	620	0.49%	(5,990)
Altice USA, Inc. — Class A	930	0.42%	(6,142)
Comcast Corp. — Class A	594	0.41%	(6,504)
eBay, Inc.	1,031	0.62%	(7,750)
Verizon Communications, Inc.	1,347	1.45%	(8,697)
GCI Liberty, Inc. — Class A	524	0.60%	(8,792)
News Corp. — Class A	2,901	0.52%	(11,289)
Booking Holdings, Inc.	19	0.51%	(11,660)
AT&T, Inc.	2,094	1.23%	(12,419)
Discovery, Inc. — Class A	1,427	0.56%	(13,598)
AMC Networks, Inc. — Class A	915	0.45%	(14,155)
Yelp, Inc. — Class A	1,027	0.37%	(17,097)
Omnicom Group, Inc.	975	1.07%	(21,927)
Total Communications			(161,561)
Technology
Microsoft Corp.	336	1.06%	13,385
Apple, Inc.	225	1.15%	6,811
Activision Blizzard, Inc.	714	0.85%	2,859
NVIDIA Corp.	52	0.28%	1,084
Intel Corp.	259	0.28%	380
Micron Technology, Inc.	177	0.15%	(737)
Adobe, Inc.	37	0.24%	(788)
QUALCOMM, Inc.	143	0.19%	(1,040)
Oracle Corp.	480	0.47%	(2,368)
Teradata Corp.	572	0.24%	(5,168)
Total Technology			14,418
Consumer, Cyclical
Walmart, Inc.	109	0.25%	1,677
Costco Wholesale Corp.	43	0.25%	(759)
Walgreens Boots Alliance, Inc.	274	0.25%	(2,475)
Southwest Airlines Co.	116	0.08%	(2,546)
Lear Corp.	139	0.23%	(4,602)
Home Depot, Inc.	189	0.71%	(5,258)
MSC Industrial Direct Company, Inc. — Class A	295	0.33%	(5,870)
Gentherm, Inc.	733	0.46%	(6,906)
Cummins, Inc.	215	0.58%	(7,031)
Lennar Corp. — Class A	366	0.28%	(7,398)
Mohawk Industries, Inc.	119	0.18%	(7,704)
Lowe's Companies, Inc.	220	0.38%	(7,971)
DR Horton, Inc.	548	0.37%	(8,137)
VF Corp.	206	0.22%	(8,580)
Starbucks Corp.	466	0.62%	(10,726)
PulteGroup, Inc.	736	0.33%	(10,746)
Allison Transmission Holdings, Inc.	834	0.55%	(10,766)
Toll Brothers, Inc.	715	0.28%	(12,311)
Polaris, Inc.	241	0.23%	(12,844)
Extended Stay America, Inc.	1,796	0.26%	(13,022)
Autoliv, Inc.	489	0.45%	(14,831)
Brunswick Corp.	647	0.46%	(15,234)
Whirlpool Corp.	269	0.46%	(17,621)
Wyndham Destinations, Inc.	653	0.28%	(18,852)
General Motors Co.	1,280	0.53%	(20,703)
Carnival Corp.	1,395	0.37%	(41,300)
Total Consumer, Cyclical			(272,516)
Industrial
Old Dominion Freight Line, Inc.	132	0.35%	4,687
Marten Transport Ltd.	998	0.41%	2,811
Werner Enterprises, Inc.	1,153	0.84%	2,740
Knight-Swift Transportation Holdings, Inc.	379	0.25%	538
Kansas City Southern	37	0.09%	460
Heartland Express, Inc.	1,117	0.42%	(642)
Schneider National, Inc. — Class B	681	0.26%	(661)
Mettler-Toledo International, Inc.	48	0.67%	(1,869)
Garmin Ltd.	239	0.36%	(1,993)
Oshkosh Corp.	237	0.31%	(2,041)
Vishay Intertechnology, Inc.	753	0.22%	(2,577)
Westrock Co.	971	0.55%	(2,930)
Union Pacific Corp.	207	0.59%	(3,097)
Regal Beloit Corp.	462	0.58%	(3,754)
Landstar System, Inc.	401	0.77%	(4,059)
General Dynamics Corp.	84	0.22%	(4,190)
Echo Global Logistics, Inc.	1,177	0.40%	(4,622)
Caterpillar, Inc.	381	0.89%	(4,829)
General Electric Co.	1,283	0.20%	(5,049)
J.B. Hunt Transport Services, Inc.	243	0.45%	(5,809)
Gentex Corp.	1,454	0.65%	(6,615)
Lincoln Electric Holdings, Inc.	555	0.77%	(7,679)
Illinois Tool Works, Inc.	216	0.62%	(8,050)
Waters Corp.	163	0.60%	(8,212)
AGCO Corp.	301	0.29%	(8,623)
Albany International Corp. — Class A	312	0.30%	(9,156)
Masco Corp.	732	0.51%	(9,413)
Eaton Corporation plc	542	0.85%	(9,547)
MasTec, Inc.	323	0.21%	(9,618)
Norfolk Southern Corp.	316	0.93%	(9,840)
Rockwell Automation, Inc.	178	0.54%	(10,011)
CH Robinson Worldwide, Inc.	726	0.96%	(10,186)
CSX Corp.	721	0.83%	(10,390)
Arconic, Inc.	809	0.26%	(11,139)
FedEx Corp.	337	0.82%	(12,066)
Terex Corp.	837	0.24%	(12,112)
Honeywell International, Inc.	384	1.03%	(13,788)
Kennametal, Inc.	988	0.37%	(15,492)
Emerson Electric Co.	653	0.62%	(16,349)
Textron, Inc.	876	0.47%	(18,030)
Crane Co.	1,050	1.04%	(25,797)
Total Industrial			(278,999)
Financial
Lexington Realty Trust	3,489	0.70%	(1,442)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	185	0.33%	$(1,767)
Visa, Inc. — Class A	92	0.30%	(1,849)
Berkshire Hathaway, Inc. — Class B	112	0.41%	(2,248)
Bank of America Corp.	466	0.20%	(3,235)
Mastercard, Inc. — Class A	50	0.24%	(3,374)
Northern Trust Corp.	143	0.22%	(4,658)
Citigroup, Inc.	128	0.11%	(4,861)
Sunstone Hotel Investors, Inc.	1,603	0.28%	(4,920)
Wells Fargo & Co.	289	0.17%	(5,673)
Travelers Companies, Inc.	216	0.43%	(8,258)
Kennedy-Wilson Holdings, Inc.	1,226	0.33%	(11,162)
Summit Hotel Properties, Inc.	3,871	0.33%	(16,892)
Brixmor Property Group, Inc.	1,934	0.37%	(20,405)
Weingarten Realty Investors	1,684	0.49%	(24,007)
Total Financial			(114,751)
Energy
ConocoPhillips	300	0.19%	(6,606)
Phillips 66	183	0.20%	(7,902)
Kinder Morgan, Inc.	1,420	0.40%	(8,605)
Valero Energy Corp.	351	0.32%	(14,418)
HollyFrontier Corp.	593	0.29%	(15,082)
Devon Energy Corp.	1,023	0.14%	(15,389)
Delek US Holdings, Inc.	747	0.24%	(15,742)
CVR Energy, Inc.	632	0.21%	(18,766)
Chevron Corp.	475	0.69%	(23,675)
Exxon Mobil Corp.	1,142	0.87%	(43,346)
Total Energy			(169,531)
Utilities
NiSource, Inc.	437	0.22%	(656)
Avista Corp.	251	0.21%	(809)
Portland General Electric Co.	504	0.49%	(2,092)
FirstEnergy Corp.	1,207	0.97%	(3,029)
Southern Co.	752	0.82%	(3,163)
Entergy Corp.	203	0.38%	(4,817)
OGE Energy Corp.	560	0.35%	(7,248)
ALLETE, Inc.	397	0.48%	(7,970)
AES Corp.	3,084	0.84%	(10,008)
Exelon Corp.	1,103	0.82%	(11,031)
PPL Corp.	1,768	0.88%	(12,934)
Public Service Enterprise Group, Inc.	1,083	0.98%	(15,756)
NRG Energy, Inc.	1,672	0.92%	(18,301)
National Fuel Gas Co.	1,067	0.80%	(20,618)
Vistra Energy Corp.	2,222	0.71%	(22,732)
Total Utilities			(141,164)
Consumer, Non-cyclical
McKesson Corp.	496	1.35%	7,328
Eli Lilly & Co.	180	0.50%	5,785
CVS Health Corp.	593	0.71%	3,702
JM Smucker Co.	226	0.50%	1,622
United Therapeutics Corp.	266	0.51%	1,549
Kimberly-Clark Corp.	269	0.69%	1,216
Cardinal Health, Inc.	763	0.73%	1,000
General Mills, Inc.	823	0.87%	739
Baxter International, Inc.	298	0.49%	626
Thermo Fisher Scientific, Inc.	80	0.46%	482
Amgen, Inc.	311	1.27%	(660)
Kellogg Co.	691	0.83%	(758)
STERIS plc	149	0.42%	(942)
Halozyme Therapeutics, Inc.	846	0.31%	(1,072)
BioMarin Pharmaceutical, Inc.	232	0.39%	(1,220)
Mondelez International, Inc. — Class A	452	0.45%	(1,435)
John B Sanfilippo & Son, Inc.	291	0.52%	(1,572)
Conagra Brands, Inc.	542	0.32%	(1,634)
Abbott Laboratories	589	0.93%	(1,686)
PepsiCo, Inc.	288	0.69%	(1,792)
Innoviva, Inc.	1,437	0.34%	(1,907)
Zoetis, Inc.	113	0.27%	(1,982)
Becton Dickinson and Co.	136	0.63%	(2,265)
Zimmer Biomet Holdings, Inc.	102	0.21%	(2,286)
TreeHouse Foods, Inc.	598	0.53%	(2,530)
Alexion Pharmaceuticals, Inc.	218	0.39%	(2,944)
Henry Schein, Inc.	222	0.23%	(3,581)
Integer Holdings Corp.	329	0.42%	(3,613)
Johnson & Johnson	574	1.51%	(3,783)
Illumina, Inc.	62	0.34%	(3,798)
Ingredion, Inc.	320	0.49%	(4,398)
Archer-Daniels-Midland Co.	612	0.43%	(4,410)
Merck & Company, Inc.	896	1.38%	(5,394)
Procter & Gamble Co.	641	1.42%	(5,587)
Philip Morris International, Inc.	468	0.69%	(6,227)
Edwards Lifesciences Corp.	139	0.53%	(6,301)
Medtronic plc	609	1.10%	(6,956)
Coca-Cola Co.	888	0.79%	(8,783)
Macquarie Infrastructure Corp.	602	0.31%	(9,307)
Jazz Pharmaceuticals plc	265	0.53%	(9,432)
Hologic, Inc.	885	0.62%	(10,480)
Post Holdings, Inc.	504	0.84%	(11,407)
Pfizer, Inc.	2,009	1.32%	(13,104)
Sysco Corp.	1,114	1.02%	(14,631)
Herbalife Nutrition Ltd.	1,898	1.11%	(21,788)
Molson Coors Beverage Co. — Class B	1,632	1.28%	(25,729)
Total Consumer, Non-cyclical			(181,345)
Basic Materials
International Paper Co.	428	0.27%	(5,553)
Domtar Corp.	471	0.20%	(6,532)
Total Basic Materials			(12,085)
Total MS Equity Long Custom Basket			$(1,317,534)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	2,015	(1.35)%	$51,249
Cousins Properties, Inc.	3,536	(1.39)%	39,211
People's United Financial, Inc.	7,923	(1.18)%	36,077
Essential Properties Realty Trust, Inc.	2,522	(0.44)%	33,810
WP Carey, Inc.	943	(0.74)%	31,424
Cadence BanCorp	2,588	(0.23)%	29,547
BOK Financial Corp.	769	(0.44)%	28,775
Ameris Bancorp	1,162	(0.37)%	21,882
First Republic Bank	1,162	(1.29)%	21,846
Old National Bancorp	5,230	(0.93)%	21,444
UDR, Inc.	2,006	(0.99)%	20,448
Western Alliance Bancorporation	705	(0.29)%	19,069
Atlantic Union Bankshares Corp.	1,203	(0.35)%	17,018
Global Net Lease, Inc.	2,357	(0.42)%	15,957
CareTrust REIT, Inc.	2,699	(0.54)%	14,775
Agree Realty Corp.	1,718	(1.43)%	13,864
Alexandria Real Estate Equities, Inc.	872	(1.61)%	13,842
Americold Realty Trust	8,264	(3.79)%	13,595
Northwest Bancshares, Inc.	2,345	(0.37)%	12,525
First Midwest Bancorp, Inc.	1,310	(0.23)%	12,472
Valley National Bancorp	3,909	(0.38)%	11,166
Washington Real Estate Investment Trust	2,968	(0.95)%	10,472
CenterState Bank Corp.	1,182	(0.27)%	8,147
Arthur J Gallagher & Co.	1,414	(1.55)%	7,070
CME Group, Inc. — Class A	206	(0.48)%	6,733
Glacier Bancorp, Inc.	1,207	(0.55)%	6,676
Healthcare Realty Trust, Inc.	1,375	(0.52)%	6,317
Medical Properties Trust, Inc.	1,640	(0.38)%	6,306
EastGroup Properties, Inc.	740	(1.04)%	6,025
National Storage Affiliates Trust	1,363	(0.54)%	5,498
Brown & Brown, Inc.	2,874	(1.40)%	4,671
Columbia Financial, Inc.	2,929	(0.57)%	3,327
American Tower Corp. — Class A	189	(0.55)%	1,010
Progressive Corp.	580	(0.58)%	(91)
Sun Communities, Inc.	897	(1.51)%	(4,076)
Crown Castle International Corp.	641	(1.25)%	(8,440)
QTS Realty Trust, Inc. — Class A	1,762	(1.38)%	(10,164)
Rexford Industrial Realty, Inc.	4,100	(2.26)%	(18,092)
RLI Corp.	1,497	(1.77)%	(18,675)
Equinix, Inc.	114	(0.96)%	(18,749)
Easterly Government Properties, Inc.	7,989	(2.65)%	(21,679)
Terreno Realty Corp.	2,973	(2.07)%	(23,970)
SBA Communications Corp.	556	(2.02)%	(31,900)
Total Financial			396,412
Technology
Autodesk, Inc.	359	(0.75)%	11,936
Twilio, Inc. — Class A	518	(0.62)%	9,208
Workday, Inc. — Class A	119	(0.21)%	8,648
Broadcom, Inc.	179	(0.57)%	8,468
HubSpot, Inc.	278	(0.50)%	5,653
Elastic N.V.	516	(0.39)%	5,082
CACI International, Inc. — Class A	352	(1.00)%	4,431
Workiva, Inc.	862	(0.38)%	4,089
Leidos Holdings, Inc.	425	(0.52)%	4,074
Alteryx, Inc. — Class A	388	(0.50)%	3,589
ServiceNow, Inc.	163	(0.63)%	3,444
Fair Isaac Corp.	55	(0.23)%	2,349
salesforce.com, Inc.	634	(1.23)%	2,341
MongoDB, Inc.	215	(0.40)%	1,855
Coupa Software, Inc.	198	(0.37)%	1,732
EPAM Systems, Inc.	385	(0.96)%	1,511
Paycom Software, Inc.	75	(0.20)%	1,254
Black Knight, Inc.	1,202	(0.94)%	1,182
Smartsheet, Inc. — Class A	782	(0.44)%	478
Veeva Systems, Inc. — Class A	120	(0.25)%	(148)
Tyler Technologies, Inc.	99	(0.40)%	(1,276)
ANSYS, Inc.	83	(0.26)%	(1,302)
Appfolio, Inc. — Class A	148	(0.22)%	(1,400)
Splunk, Inc.	364	(0.62)%	(3,289)
Monolithic Power Systems, Inc.	121	(0.27)%	(3,856)
Five9, Inc.	424	(0.44)%	(8,013)
RingCentral, Inc. — Class A	118	(0.34)%	(10,356)
Total Technology			51,684
Utilities
Dominion Energy, Inc.	2,908	(2.83)%	18,281
Sempra Energy	189	(0.29)%	6,401
Eversource Energy	660	(0.69)%	6,055
WEC Energy Group, Inc.	818	(0.97)%	5,531
MGE Energy, Inc.	555	(0.49)%	5,460
American States Water Co.	1,034	(1.14)%	4,198
American Water Works Company, Inc.	893	(1.44)%	2,941
Alliant Energy Corp.	525	(0.34)%	2,556
California Water Service Group	1,432	(0.97)%	1,870
Atmos Energy Corp.	384	(0.51)%	1,667
NextEra Energy, Inc.	236	(0.76)%	(942)
Total Utilities			54,018
Consumer, Non-cyclical
Equifax, Inc.	1,027	(1.65)%	29,213
Gartner, Inc.	305	(0.41)%	17,910
CoStar Group, Inc.	129	(1.02)%	5,630
Verisk Analytics, Inc. — Class A	440	(0.83)%	5,575
PayPal Holdings, Inc.	809	(1.04)%	5,002
ResMed, Inc.	118	(0.23)%	(1,693)
MarketAxess Holdings, Inc.	117	(0.52)%	(1,782)
Rollins, Inc.	2,833	(1.38)%	(2,313)
Avalara, Inc.	781	(0.78)%	(2,398)
Total Consumer, Non-cyclical			55,144
Industrial
TransDigm Group, Inc.	423	(1.82)%	52,774
Waste Management, Inc.	1,264	(1.57)%	30,082
Materion Corp.	786	(0.37)%	19,866

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
HEICO Corp.	352	(0.35)%	$18,997
Tetra Tech, Inc.	947	(0.90)%	15,937
Roper Technologies, Inc.	174	(0.73)%	9,945
Casella Waste Systems, Inc. — Class A	1,635	(0.86)%	9,435
Sonoco Products Co.	972	(0.61)%	9,012
Republic Services, Inc. — Class A	503	(0.51)%	8,026
Ball Corp.	1,522	(1.32)%	4,714
Exponent, Inc.	1,293	(1.25)%	37
Total Industrial			178,825
Basic Materials
Kaiser Aluminum Corp.	817	(0.76)%	27,656
PPG Industries, Inc.	681	(0.77)%	20,184
Compass Minerals International, Inc.	1,269	(0.66)%	19,904
Linde plc	511	(1.19)%	13,506
Southern Copper Corp.	869	(0.33)%	12,205
RPM International, Inc.	1,730	(1.39)%	9,779
Sherwin-Williams Co.	134	(0.83)%	8,635
Livent Corp.	1	0.00%	4
Newmont Corp.	3,199	(1.95)%	(4,035)
Balchem Corp.	1,361	(1.81)%	(7,798)
Total Basic Materials			100,040
Consumer, Cyclical
Copart, Inc.	1,732	(1.60)%	46,029
Communications
8x8, Inc.	2,850	(0.53)%	18,482
Q2 Holdings, Inc.	790	(0.63)%	11,770
Proofpoint, Inc.	500	(0.69)%	8,185
Trade Desk, Inc. — Class A	60	(0.15)%	2,103
Okta, Inc.	294	(0.48)%	(323)
Total Communications			40,217
Total MS Equity Short Custom Basket			$922,369

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY LONG CUSTOM BASKET
Utilities
NiSource, Inc.	437	0.22%	$(619)
Avista Corp.	251	0.22%	(975)
Portland General Electric Co.	504	0.49%	(3,115)
Southern Co.	752	0.82%	(3,357)
FirstEnergy Corp.	1,207	0.98%	(4,102)
Entergy Corp.	203	0.39%	(4,791)
OGE Energy Corp.	560	0.35%	(7,232)
AES Corp.	3,084	0.85%	(7,629)
ALLETE, Inc.	397	0.49%	(7,991)
Exelon Corp.	1,103	0.82%	(10,503)
PPL Corp.	1,768	0.88%	(10,548)
National Fuel Gas Co.	1,067	0.81%	(14,724)
Public Service Enterprise Group, Inc.	1,083	0.98%	(16,067)
NRG Energy, Inc.	1,672	0.92%	(18,629)
Vistra Energy Corp.	2,222	0.72%	(20,368)
Total Utilities			(130,650)
Consumer, Non-cyclical
Eli Lilly & Co.	180	0.51%	5,693
CVS Health Corp.	593	0.71%	3,178
Cardinal Health, Inc.	763	0.74%	1,811
JM Smucker Co.	226	0.51%	1,670
United Therapeutics Corp.	266	0.51%	1,332
Baxter International, Inc.	298	0.49%	1,055
McKesson Corp.	496	1.36%	791
Amgen, Inc.	311	1.28%	446
General Mills, Inc.	823	0.88%	290
Thermo Fisher Scientific, Inc.	80	0.46%	(284)
Kellogg Co.	691	0.84%	(864)
STERIS plc	149	0.42%	(981)
Halozyme Therapeutics, Inc.	846	0.31%	(1,065)
Becton Dickinson and Co.	136	0.63%	(1,132)
BioMarin Pharmaceutical, Inc.	232	0.40%	(1,173)
Kimberly-Clark Corp.	269	0.70%	(1,344)
Ingredion, Inc.	320	0.49%	(1,489)
John B Sanfilippo & Son, Inc.	291	0.53%	(1,552)
Conagra Brands, Inc.	542	0.32%	(1,562)
Zimmer Biomet Holdings, Inc.	102	0.21%	(1,846)
Mondelez International, Inc. — Class A	452	0.46%	(1,879)
Zoetis, Inc.	113	0.27%	(1,968)
Abbott Laboratories	589	0.94%	(2,056)
Innoviva, Inc.	1,437	0.34%	(2,201)
TreeHouse Foods, Inc.	598	0.53%	(2,563)
Philip Morris International, Inc.	468	0.69%	(2,702)
Alexion Pharmaceuticals, Inc.	218	0.40%	(3,008)
Henry Schein, Inc.	222	0.23%	(3,509)
Archer-Daniels-Midland Co.	612	0.44%	(3,785)
Illumina, Inc.	62	0.34%	(3,834)
PepsiCo, Inc.	288	0.70%	(3,907)
Johnson & Johnson	574	1.52%	(4,133)
Integer Holdings Corp.	329	0.42%	(4,598)
Merck & Company, Inc.	896	1.40%	(5,889)
Edwards Lifesciences Corp.	139	0.53%	(6,278)
Procter & Gamble Co.	641	1.43%	(6,313)
Herbalife Nutrition Ltd.	538	0.32%	(7,680)
Jazz Pharmaceuticals plc	265	0.54%	(8,213)
Coca-Cola Co.	888	0.80%	(8,936)
Medtronic plc	609	1.11%	(9,271)
Macquarie Infrastructure Corp.	602	0.31%	(9,433)
Post Holdings, Inc.	504	0.85%	(10,831)
Hologic, Inc.	885	0.63%	(12,135)
Pfizer, Inc.	2,009	1.33%	(16,719)
Sysco Corp.	1,114	1.03%	(17,811)
Molson Coors Beverage Co. — Class B	1,632	1.29%	(25,012)
Total Consumer, Non-cyclical			(181,690)
Technology
Microsoft Corp.	336	1.07%	8,525
Apple, Inc.	225	1.16%	6,020
Activision Blizzard, Inc.	714	0.86%	2,818
Intel Corp.	259	0.28%	1,773
NVIDIA Corp.	52	0.28%	1,081
Adobe, Inc.	37	0.24%	(804)
Micron Technology, Inc.	177	0.15%	(826)
QUALCOMM, Inc.	143	0.20%	(1,148)
Oracle Corp.	480	0.47%	(2,764)
Teradata Corp.	572	0.24%	(4,933)
Total Technology			9,742
Financial
Lexington Realty Trust	3,489	0.70%	(1,520)
Visa, Inc. — Class A	92	0.30%	(1,846)
Berkshire Hathaway, Inc. — Class B	112	0.41%	(2,527)
Bank of America Corp.	466	0.20%	(3,190)
Mastercard, Inc. — Class A	50	0.24%	(3,367)
JPMorgan Chase & Co.	185	0.34%	(3,820)
Northern Trust Corp.	143	0.22%	(4,672)
Citigroup, Inc.	128	0.11%	(4,846)
Wells Fargo & Co.	289	0.17%	(5,756)
Sunstone Hotel Investors, Inc.	1,603	0.28%	(6,020)
Travelers Companies, Inc.	216	0.43%	(8,267)
Kennedy-Wilson Holdings, Inc.	1,226	0.33%	(11,149)
Summit Hotel Properties, Inc.	3,871	0.33%	(17,345)
Brixmor Property Group, Inc.	1,934	0.37%	(20,476)
Weingarten Realty Investors	1,684	0.49%	(24,012)
Total Financial			(118,813)
Industrial
Werner Enterprises, Inc.	1,153	0.85%	5,366
Old Dominion Freight Line, Inc.	132	0.35%	4,941
Marten Transport Ltd.	998	0.41%	2,380
Schneider National, Inc. — Class B	681	0.27%	954
Knight-Swift Transportation Holdings, Inc.	379	0.25%	659

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kansas City Southern	55	0.14%	$439
Heartland Express, Inc.	1,117	0.42%	(117)
Vishay Intertechnology, Inc.	753	0.22%	(1,084)
Mettler-Toledo International, Inc.	48	0.67%	(1,964)
Garmin Ltd.	239	0.36%	(2,094)
Westrock Co.	971	0.56%	(2,914)
Oshkosh Corp.	237	0.31%	(3,015)
Landstar System, Inc.	401	0.78%	(3,270)
Union Pacific Corp.	207	0.59%	(3,475)
Regal Beloit Corp.	462	0.59%	(3,941)
General Dynamics Corp.	84	0.22%	(4,134)
Echo Global Logistics, Inc.	1,177	0.41%	(4,229)
General Electric Co.	1,283	0.21%	(5,107)
Caterpillar, Inc.	381	0.89%	(5,285)
Waters Corp.	163	0.60%	(5,523)
J.B. Hunt Transport Services, Inc.	243	0.45%	(5,868)
Gentex Corp.	1,454	0.65%	(6,583)
Lincoln Electric Holdings, Inc.	555	0.78%	(7,876)
Illinois Tool Works, Inc.	216	0.62%	(8,078)
AGCO Corp.	301	0.29%	(8,610)
Albany International Corp. — Class A	312	0.30%	(9,173)
Masco Corp.	732	0.51%	(9,407)
Eaton Corporation plc	542	0.85%	(9,481)
MasTec, Inc.	323	0.21%	(9,591)
Rockwell Automation, Inc.	178	0.54%	(10,006)
CH Robinson Worldwide, Inc.	726	0.97%	(10,600)
Arconic, Inc.	809	0.26%	(11,131)
FedEx Corp.	337	0.83%	(12,055)
Terex Corp.	837	0.24%	(12,123)
Norfolk Southern Corp.	316	0.93%	(12,562)
CSX Corp.	721	0.84%	(13,080)
Kennametal, Inc.	988	0.37%	(13,941)
Honeywell International, Inc.	384	1.04%	(13,949)
Emerson Electric Co.	653	0.63%	(16,504)
Textron, Inc.	876	0.47%	(17,936)
Crane Co.	1,050	1.05%	(25,954)
Total Industrial			(275,921)
Consumer, Cyclical
Walmart, Inc.	109	0.25%	568
Costco Wholesale Corp.	43	0.25%	(785)
Southwest Airlines Co.	58	0.04%	(1,273)
Walgreens Boots Alliance, Inc.	274	0.25%	(2,461)
Lear Corp.	139	0.23%	(4,669)
Home Depot, Inc.	189	0.71%	(5,805)
MSC Industrial Direct Company, Inc. — Class A	295	0.33%	(5,917)
Gentherm, Inc.	733	0.47%	(6,943)
Lennar Corp. — Class A	366	0.28%	(7,486)
Mohawk Industries, Inc.	119	0.18%	(7,655)
Lowe's Companies, Inc.	220	0.38%	(7,937)
Cummins, Inc.	215	0.59%	(7,940)
DR Horton, Inc.	548	0.38%	(8,248)
VF Corp.	206	0.23%	(8,608)
Allison Transmission Holdings, Inc.	834	0.55%	(9,907)
PulteGroup, Inc.	736	0.33%	(10,751)
Starbucks Corp.	466	0.62%	(10,757)
Toll Brothers, Inc.	715	0.28%	(12,786)
Polaris, Inc.	241	0.23%	(12,824)
Extended Stay America, Inc.	1,796	0.27%	(13,022)
Autoliv, Inc.	489	0.46%	(15,010)
Brunswick Corp.	647	0.46%	(15,122)
Whirlpool Corp.	269	0.47%	(17,731)
Wyndham Destinations, Inc.	653	0.29%	(18,846)
General Motors Co.	1,280	0.54%	(20,650)
Carnival Corp.	1,331	0.35%	(39,442)
Total Consumer, Cyclical			(272,007)
Energy
Phillips 66	183	0.20%	(5,684)
ConocoPhillips	300	0.19%	(6,867)
Kinder Morgan, Inc.	1,420	0.40%	(9,706)
HollyFrontier Corp.	593	0.29%	(9,749)
Valero Energy Corp.	351	0.32%	(11,542)
Delek US Holdings, Inc.	747	0.24%	(14,847)
Devon Energy Corp.	1,023	0.14%	(15,234)
CVR Energy, Inc.	632	0.21%	(18,836)
Chevron Corp.	475	0.70%	(23,222)
Exxon Mobil Corp.	1,142	0.88%	(39,629)
Total Energy			(155,316)
Communications
Amazon.com, Inc.	24	0.95%	4,647
Alphabet, Inc. — Class C	81	1.91%	870
Scholastic Corp.	451	0.23%	(3,499)
Facebook, Inc. — Class A	294	0.99%	(4,016)
Verizon Communications, Inc.	1,347	1.47%	(4,709)
Charter Communications, Inc. — Class A	69	0.61%	(4,899)
Walt Disney Co.	105	0.21%	(5,298)
Altice USA, Inc. — Class A	930	0.42%	(6,087)
Comcast Corp. — Class A	594	0.41%	(6,537)
Cisco Systems, Inc.	620	0.49%	(6,741)
eBay, Inc.	1,031	0.63%	(7,884)
GCI Liberty, Inc. — Class A	524	0.60%	(8,806)
News Corp. — Class A	2,901	0.53%	(10,694)
Booking Holdings, Inc.	19	0.52%	(11,580)
AT&T, Inc.	2,094	1.24%	(13,076)
AMC Networks, Inc. — Class A	915	0.45%	(14,191)
Discovery, Inc. — Class A	1,427	0.56%	(14,585)
Yelp, Inc. — Class A	1,027	0.37%	(16,969)
Omnicom Group, Inc.	975	1.05%	(23,287)
Total Communications			(157,339)
Basic Materials
International Paper Co.	428	0.27%	(5,545)
Domtar Corp.	471	0.21%	(6,537)
Total Basic Materials			(12,082)
Total GS Equity Long Custom Basket			$(1,294,076)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY SHORT CUSTOM BASKET
Utilities
Sempra Energy	189	(0.30)%	$6,307
Eversource Energy	660	(0.74)%	6,160
Dominion Energy, Inc.	897	(0.92)%	6,036
WEC Energy Group, Inc.	818	(1.03)%	5,557
MGE Energy, Inc.	555	(0.52)%	5,420
American Water Works Company, Inc.	893	(1.52)%	4,630
American States Water Co.	1,034	(1.21)%	4,359
Alliant Energy Corp.	525	(0.36)%	2,427
California Water Service Group	1,432	(1.03)%	1,925
Atmos Energy Corp.	384	(0.54)%	1,559
NextEra Energy, Inc.	236	(0.81)%	(1,037)
Total Utilities			43,343
Financial
Realty Income Corp.	2,015	(1.43)%	54,743
Cousins Properties, Inc.	3,536	(1.48)%	39,149
People's United Financial, Inc.	7,923	(1.25)%	36,183
Essential Properties Realty Trust, Inc.	2,522	(0.47)%	33,726
WP Carey, Inc.	940	(0.78)%	30,849
Cadence BanCorp	2,588	(0.24)%	29,526
BOK Financial Corp.	769	(0.47)%	26,828
Old National Bancorp	5,230	(0.99)%	22,050
Ameris Bancorp	1,162	(0.39)%	21,948
UDR, Inc.	2,006	(1.05)%	20,969
First Republic Bank	1,162	(1.37)%	20,419
Western Alliance Bancorporation	705	(0.31)%	19,064
Atlantic Union Bankshares Corp.	1,203	(0.38)%	17,433
Global Net Lease, Inc.	2,357	(0.45)%	15,941
Alexandria Real Estate Equities, Inc.	872	(1.71)%	14,800
CareTrust REIT, Inc.	2,699	(0.57)%	14,659
Valley National Bancorp	3,909	(0.41)%	12,620
Northwest Bancshares, Inc.	2,345	(0.39)%	12,482
First Midwest Bancorp, Inc.	1,310	(0.25)%	12,474
Washington Real Estate Investment Trust	2,968	(1.01)%	10,574
CenterState Bank Corp.	1,181	(0.29)%	8,141
Agree Realty Corp.	1,718	(1.52)%	7,800
EastGroup Properties, Inc.	740	(1.10)%	7,700
Glacier Bancorp, Inc.	1,207	(0.59)%	7,441
Arthur J Gallagher & Co.	1,414	(1.65)%	7,439
CME Group, Inc. — Class A	206	(0.51)%	6,794
Medical Properties Trust, Inc.	1,635	(0.40)%	6,250
Healthcare Realty Trust, Inc.	1,375	(0.55)%	6,216
National Storage Affiliates Trust	1,363	(0.58)%	5,969
Brown & Brown, Inc.	2,874	(1.49)%	4,667
Sun Communities, Inc.	897	(1.60)%	3,829
Columbia Financial, Inc.	2,929	(0.60)%	1,758
American Tower Corp. — Class A	189	(0.59)%	1,047
Progressive Corp.	580	(0.61)%	(29)
RLI Corp.	1,497	(1.88)%	(153)
Rexford Industrial Realty, Inc.	4,100	(2.40)%	(4,708)
Crown Castle International Corp.	641	(1.32)%	(4,794)
QTS Realty Trust, Inc. — Class A	1,762	(1.46)%	(10,215)
Terreno Realty Corp.	2,973	(2.20)%	(12,187)
Equinix, Inc.	114	(1.02)%	(13,530)
Easterly Government Properties, Inc.	7,989	(2.81)%	(21,967)
SBA Communications Corp.	556	(2.14)%	(24,554)
Total Financial			449,351
Technology
Autodesk, Inc.	358	(0.80)%	11,916
Twilio, Inc. — Class A	518	(0.66)%	9,397
Workday, Inc. — Class A	119	(0.22)%	8,794
Broadcom, Inc.	179	(0.61)%	8,771
Elastic N.V.	516	(0.41)%	8,761
HubSpot, Inc.	278	(0.53)%	6,358
Alteryx, Inc. — Class A	388	(0.53)%	4,875
CACI International, Inc. — Class A	352	(1.06)%	4,610
Leidos Holdings, Inc.	425	(0.56)%	4,062
Workiva, Inc.	862	(0.40)%	3,995
ServiceNow, Inc.	163	(0.67)%	3,544
salesforce.com, Inc.	634	(1.30)%	3,185
Coupa Software, Inc.	198	(0.40)%	2,698
MongoDB, Inc.	215	(0.42)%	2,568
Fair Isaac Corp.	55	(0.24)%	2,362
Paycom Software, Inc.	75	(0.22)%	2,210
EPAM Systems, Inc.	385	(1.02)%	1,729
Black Knight, Inc.	1,202	(1.00)%	1,370
Veeva Systems, Inc. — Class A	120	(0.27)%	1,019
Smartsheet, Inc. — Class A	782	(0.46)%	579
Tyler Technologies, Inc.	99	(0.42)%	(1,267)
Appfolio, Inc. — Class A	148	(0.23)%	(1,606)
ANSYS, Inc.	83	(0.28)%	(1,727)
Splunk, Inc.	364	(0.66)%	(2,697)
Monolithic Power Systems, Inc.	121	(0.29)%	(4,170)
Five9, Inc.	424	(0.46)%	(7,642)
RingCentral, Inc. — Class A	118	(0.36)%	(9,934)
Total Technology			63,760
Basic Materials
Compass Minerals International, Inc.	1,269	(0.70)%	22,955
Kaiser Aluminum Corp.	817	(0.81)%	21,458
PPG Industries, Inc.	681	(0.81)%	20,806
Linde plc	511	(1.26)%	15,577
Southern Copper Corp.	869	(0.35)%	12,231
Sherwin-Williams Co.	134	(0.88)%	9,419
RPM International, Inc.	1,730	(1.47)%	8,017
Balchem Corp.	1,361	(1.92)%	(3,343)
Newmont Corp.	3,199	(2.07)%	(4,172)
Total Basic Materials			102,948
Industrial
TransDigm Group, Inc.	423	(1.93)%	56,899
Waste Management, Inc.	1,264	(1.67)%	29,967
Materion Corp.	786	(0.39)%	23,826
HEICO Corp.	352	(0.38)%	19,463
Tetra Tech, Inc.	947	(0.95)%	15,852
Roper Technologies, Inc.	174	(0.77)%	10,166

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Casella Waste Systems, Inc. — Class A	1,635	(0.91)%	$9,504
Sonoco Products Co.	972	(0.64)%	9,190
Republic Services, Inc. — Class A	503	(0.54)%	7,984
Ball Corp.	1,522	(1.41)%	7,118
Exponent, Inc.	1,293	(1.33)%	185
Total Industrial			190,154
Communications
8x8, Inc.	2,850	(0.56)%	18,416
Q2 Holdings, Inc.	790	(0.67)%	13,203
Proofpoint, Inc.	500	(0.73)%	6,221
Trade Desk, Inc. — Class A	60	(0.17)%	2,713
Okta, Inc.	294	(0.51)%	1,190
Total Communications			41,743
Consumer, Non-cyclical
Equifax, Inc.	1,027	(1.75)%	29,230
Gartner, Inc.	305	(0.43)%	17,886
Verisk Analytics, Inc. — Class A	440	(0.88)%	5,595
CoStar Group, Inc.	129	(1.08)%	5,505
PayPal Holdings, Inc.	809	(1.11)%	5,328
MarketAxess Holdings, Inc.	117	(0.56)%	201
Avalara, Inc.	781	(0.83)%	(385)
ResMed, Inc.	118	(0.25)%	(1,651)
Rollins, Inc.	2,833	(1.46)%	(2,259)
Total Consumer, Non-cyclical			59,450
Consumer, Cyclical
Copart, Inc.	1,732	(1.69)%	46,131
Total GS Equity Short Custom Basket			$996,880

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2020.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,219,183	$—	$—	$19,219,183
Money Market Fund	3,991,749		—	3,991,749
Equity Custom Basket Swap Agreements**	—	1,919,249	—	1,919,249
Total Assets	$23,210,932	$1,919,249	$—	$25,130,181

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$2,611,610	$—	$2,611,610

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 5.7%
Financial - 1.4%
Alleghany Corp.	2	$1,105
Medical Properties Trust, Inc. REIT	62	1,072
Brown & Brown, Inc.	27	978
Camden Property Trust REIT	11	872
CyrusOne, Inc. REIT	14	865
RenaissanceRe Holdings Ltd.	5	747
Kilroy Realty Corp. REIT	11	701
SEI Investments Co.	15	695
Omega Healthcare Investors, Inc. REIT	26	690
National Retail Properties, Inc. REIT	21	676
Reinsurance Group of America, Inc. — Class A	8	673
Commerce Bancshares, Inc.	13	655
American Financial Group, Inc.	9	631
Jones Lang LaSalle, Inc.	6	606
Kemper Corp.	8	595
First American Financial Corp.	14	594
Douglas Emmett, Inc. REIT	19	580
CoreSite Realty Corp. REIT	5	580
Life Storage, Inc. REIT	6	567
Prosperity Bancshares, Inc.	11	531
Cousins Properties, Inc. REIT	18	527
New York Community Bancorp, Inc.	56	526
EastGroup Properties, Inc. REIT	5	522
Old Republic International Corp.	34	518
Lamar Advertising Co. — Class A REIT	10	513
First Industrial Realty Trust, Inc. REIT	15	498
Signature Bank	6	482
Highwoods Properties, Inc. REIT	13	460
Hanover Insurance Group, Inc.	5	453
Eaton Vance Corp.	14	452
Healthcare Realty Trust, Inc. REIT	16	447
JBG SMITH Properties REIT	14	446
American Campus Communities, Inc. REIT	16	444
Primerica, Inc.	5	442
RLI Corp.	5	440
Legg Mason, Inc.	9	440
East West Bancorp, Inc.	17	438
First Financial Bankshares, Inc.	16	429
TCF Financial Corp.	18	408
Jefferies Financial Group, Inc.	29	396
Cullen/Frost Bankers, Inc.	7	391
Interactive Brokers Group, Inc. — Class A	9	389
SLM Corp.	50	359
Affiliated Managers Group, Inc.	6	355
Rayonier, Inc. REIT	15	353
Valley National Bancorp	48	351
Selective Insurance Group, Inc.	7	348
Pinnacle Financial Partners, Inc.	9	338
Brixmor Property Group, Inc. REIT	35	333
Stifel Financial Corp.	8	330
Brighthouse Financial, Inc.*	13	314
Spirit Realty Capital, Inc. REIT	12	314
Corporate Office Properties Trust REIT	14	310
First Horizon National Corp.	38	306
Synovus Financial Corp.	17	299
Taubman Centers, Inc. REIT	7	293
Janus Henderson Group plc	19	291
FNB Corp.	39	287
Umpqua Holdings Corp.	26	283
Bank of Hawaii Corp.	5	276
Sabra Health Care REIT, Inc. REIT	25	273
PS Business Parks, Inc. REIT	2	271
PacWest Bancorp	15	269
Washington Federal, Inc.	10	259
United Bankshares, Inc.	11	254
Webster Financial Corp.	11	252
PotlatchDeltic Corp. REIT	8	251
Sterling Bancorp	24	251
Bank OZK	15	250
Associated Banc-Corp.	19	243
EPR Properties REIT	10	242
UMB Financial Corp.	5	232
Evercore, Inc. — Class A	5	230
Wintrust Financial Corp.	7	230
Park Hotels & Resorts, Inc. REIT	29	229
Home BancShares, Inc.	19	228
CNO Financial Group, Inc.	18	223
Fulton Financial Corp.	19	218
Weingarten Realty Investors REIT	15	216
Federated Hermes, Inc. — Class B	11	210
BancorpSouth Bank	11	208
Cathay General Bancorp	9	207
Genworth Financial, Inc. — Class A*	60	199
Hancock Whitney Corp.	10	195
CIT Group, Inc.	11	190
International Bancshares Corp.	7	188
Trustmark Corp.	8	186
LendingTree, Inc.*	1	183
GEO Group, Inc. REIT	15	182
Pebblebrook Hotel Trust REIT	16	174
Mack-Cali Realty Corp. REIT	11	168
CoreCivic, Inc. REIT	14	156
Navient Corp.	20	152
Texas Capital Bancshares, Inc.*	6	133
Urban Edge Properties REIT	14	123
Mercury General Corp.	3	122
Service Properties Trust REIT	19	103
Diversified Healthcare Trust REIT	28	102
Macerich Co. REIT	13	73
Total Financial		38,089
Industrial - 1.2%
Teledyne Technologies, Inc.*	4	1,189
Graco, Inc.	20	975
Trimble, Inc.*	30	955

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 5.7% (continued)
Industrial - 1.2% (continued)
Carlisle Companies, Inc.	7	$877
Cognex Corp.	20	844
Nordson Corp.	6	811
Hubbell, Inc.	7	803
AptarGroup, Inc.	8	796
Generac Holdings, Inc.*	8	745
Lennox International, Inc.	4	727
Gentex Corp.	31	687
Universal Display Corp.	5	659
Donaldson Company, Inc.	15	579
Trex Company, Inc.*	7	561
Sonoco Products Co.	12	556
AECOM*	18	537
XPO Logistics, Inc.*	11	536
Stericycle, Inc.*	11	535
Tech Data Corp.*	4	523
MDU Resources Group, Inc.	24	516
Oshkosh Corp.	8	514
Owens Corning	13	505
Mercury Systems, Inc.*	7	499
Axon Enterprise, Inc.*	7	495
Tetra Tech, Inc.	7	494
Knight-Swift Transportation Holdings, Inc.	15	492
Lincoln Electric Holdings, Inc.	7	483
Landstar System, Inc.	5	479
Arrow Electronics, Inc.*	9	467
National Instruments Corp.	14	463
Curtiss-Wright Corp.	5	462
ITT, Inc.	10	454
EMCOR Group, Inc.	7	429
Acuity Brands, Inc.	5	428
Jabil, Inc.	17	418
Woodward, Inc.	7	416
MSA Safety, Inc.	4	405
Littelfuse, Inc.	3	400
AGCO Corp.	8	378
SYNNEX Corp.	5	365
KBR, Inc.	17	352
nVent Electric plc	19	321
Coherent, Inc.*	3	319
Regal Beloit Corp.	5	315
Clean Harbors, Inc.*	6	308
Kirby Corp.*	7	304
Avnet, Inc.	12	301
Crane Co.	6	295
Eagle Materials, Inc.	5	292
II-VI, Inc.*	10	285
Silgan Holdings, Inc.	9	261
Timken Co.	8	259
GATX Corp.	4	250
EnerSys	5	248
Energizer Holdings, Inc.	8	242
Louisiana-Pacific Corp.	14	240
Vishay Intertechnology, Inc.	16	231
MasTec, Inc.*	7	229
Valmont Industries, Inc.	2	212
Colfax Corp.*	10	198
Kennametal, Inc.	10	186
Werner Enterprises, Inc.	5	182
Belden, Inc.	5	181
Trinity Industries, Inc.	11	177
Ryder System, Inc.	6	159
O-I Glass, Inc.	19	135
Fluor Corp.	17	118
Terex Corp.	8	115
Worthington Industries, Inc.	4	105
Greif, Inc. — Class A	3	94
Dycom Industries, Inc.*	3	77
Total Industrial		30,448
Consumer, Non-cyclical - 1.0%
West Pharmaceutical Services, Inc.	8	1,218
Molina Healthcare, Inc.*	8	1,118
Masimo Corp.*	6	1,063
Catalent, Inc.*	19	987
Bio-Techne Corp.	5	948
Chemed Corp.	2	867
Service Corporation International	22	860
Hill-Rom Holdings, Inc.	8	805
Encompass Health Corp.	12	768
Charles River Laboratories International, Inc.*	6	757
Bio-Rad Laboratories, Inc. — Class A*	2	701
PRA Health Sciences, Inc.*	8	664
Post Holdings, Inc.*	8	664
Exelixis, Inc.*	36	620
Ingredion, Inc.	8	604
FTI Consulting, Inc.*	5	599
Haemonetics Corp.*	6	598
Repligen Corp.*	6	579
Amedisys, Inc.*	3	551
WEX, Inc.*	5	523
Penumbra, Inc.*	3	484
United Therapeutics Corp.*	5	474
Flowers Foods, Inc.	23	472
Grand Canyon Education, Inc.*	6	458
HealthEquity, Inc.*	9	455
ICU Medical, Inc.*	2	404
Integra LifeSciences Holdings Corp.*	9	402
Darling Ingredients, Inc.*	20	383
Globus Medical, Inc. — Class A*	9	383
Nektar Therapeutics*	21	375
ManpowerGroup, Inc.	7	371
Boston Beer Company, Inc. — Class A*	1	368
Arrowhead Pharmaceuticals, Inc.*	12	345
Syneos Health, Inc.*	8	315
Brink's Co.	6	312
TreeHouse Foods, Inc.*	7	309
CoreLogic, Inc.	10	305
NuVasive, Inc.*	6	304
Lancaster Colony Corp.	2	289
Helen of Troy Ltd.*	2	288
LivaNova plc*	6	271
LiveRamp Holdings, Inc.*	8	263
Sprouts Farmers Market, Inc.*	14	260
Sanderson Farms, Inc.	2	247

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 5.7% (continued)
Consumer, Non-cyclical - 1.0% (continued)
Hain Celestial Group, Inc.*	9	$234
Prestige Consumer Healthcare, Inc.*	6	220
ASGN, Inc.*	6	212
Sabre Corp.	33	196
Tenet Healthcare Corp.*	13	187
Insperity, Inc.	5	187
Acadia Healthcare Company, Inc.*	10	184
Aaron's, Inc.	8	182
Cantel Medical Corp.	5	179
Edgewell Personal Care Co.*	7	168
Avanos Medical, Inc.*	6	162
Adtalem Global Education, Inc.*	6	161
Patterson Companies, Inc.	10	153
Ligand Pharmaceuticals, Inc. — Class B*	2	146
Deluxe Corp.	5	130
MEDNAX, Inc.*	10	116
Pilgrim's Pride Corp.*	6	109
WW International, Inc.*	6	101
Avis Budget Group, Inc.*	7	97
Tootsie Roll Industries, Inc.[1]	2	89
Total Consumer, Non-cyclical		27,244
Consumer, Cyclical - 0.7%
Domino's Pizza, Inc.	5	1,620
Pool Corp.	5	984
Toro Co.	13	846
Lear Corp.	7	569
Dunkin' Brands Group, Inc.	10	531
Casey's General Stores, Inc.	4	530
Scotts Miracle-Gro Co. — Class A	5	512
Five Below, Inc.*	7	493
Watsco, Inc.	3	474
Caesars Entertainment Corp.*	67	453
Churchill Downs, Inc.	4	412
Deckers Outdoor Corp.*	3	402
Williams-Sonoma, Inc.	9	383
Skechers U.S.A., Inc. — Class A*	16	380
Mattel, Inc.*	41	361
FirstCash, Inc.	5	359
BJ's Wholesale Club Holdings, Inc.*	14	357
Wyndham Hotels & Resorts, Inc.	11	346
Polaris, Inc.	7	337
Texas Roadhouse, Inc. — Class A	8	330
Carter's, Inc.	5	329
Wendy's Co.	22	327
Ollie's Bargain Outlet Holdings, Inc.*	7	324
Brunswick Corp.	9	318
JetBlue Airways Corp.*	35	313
Thor Industries, Inc.	7	295
Toll Brothers, Inc.	15	289
Foot Locker, Inc.	13	287
Marriott Vacations Worldwide Corp.	5	278
MSC Industrial Direct Company, Inc. — Class A	5	275
Cracker Barrel Old Country Store, Inc.[1]	3	250
Wyndham Destinations, Inc.	11	239
Tempur Sealy International, Inc.*	5	219
Columbia Sportswear Co.	3	209
World Fuel Services Corp.	8	202
RH*	2	201
AutoNation, Inc.*	7	196
KAR Auction Services, Inc.	16	192
Healthcare Services Group, Inc.	8	191
Choice Hotels International, Inc.	3	184
KB Home	10	181
Taylor Morrison Home Corp. — Class A*	16	176
Dick's Sporting Goods, Inc.	8	170
Penn National Gaming, Inc.*	13	165
Goodyear Tire & Rubber Co.	28	163
Herman Miller, Inc.	7	155
Nu Skin Enterprises, Inc. — Class A	7	153
American Eagle Outfitters, Inc.	19	151
TRI Pointe Group, Inc.*	17	149
Boyd Gaming Corp.	10	144
Visteon Corp.*	3	144
Dana, Inc.	17	133
Cinemark Holdings, Inc.	13	133
Urban Outfitters, Inc.*	9	128
HNI Corp.	5	126
Six Flags Entertainment Corp.	10	125
Eldorado Resorts, Inc.*	8	115
Sally Beauty Holdings, Inc.*	14	113
Papa John's International, Inc.	2	107
Jack in the Box, Inc.	3	105
Adient plc*	11	100
Cheesecake Factory, Inc.	5	85
Delphi Technologies plc*	10	80
Resideo Technologies, Inc.*	15	73
Bed Bath & Beyond, Inc.	15	63
Brinker International, Inc.	5	60
Scientific Games Corp. — Class A*	6	58
Dillard's, Inc. — Class A	1	37
Total Consumer, Cyclical		19,189
Technology - 0.6%
Tyler Technologies, Inc.*	5	1,483
Teradyne, Inc.	20	1,083
Cypress Semiconductor Corp.	44	1,026
Fair Isaac Corp.*	3	923
Monolithic Power Systems, Inc.	5	837
PTC, Inc.*	13	796
Lumentum Holdings, Inc.*	9	663
Ceridian HCM Holding, Inc.*	12	601
MKS Instruments, Inc.	7	570
CDK Global, Inc.	15	493
MAXIMUS, Inc.	8	466
Cree, Inc.*	13	461
Cirrus Logic, Inc.*	7	459
j2 Global, Inc.	6	449
Science Applications International Corp.	6	448

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 5.7% (continued)
Technology - 0.6% (continued)
Silicon Laboratories, Inc.*	5	$427
CACI International, Inc. — Class A*	2	422
Manhattan Associates, Inc.*	8	398
Cabot Microelectronics Corp.	3	343
ACI Worldwide, Inc.*	14	338
Blackbaud, Inc.	6	333
Perspecta, Inc.	16	292
Teradata Corp.*	14	287
NCR Corp.*	15	266
Semtech Corp.*	7	263
CommVault Systems, Inc.*	5	202
NetScout Systems, Inc.*	8	189
Synaptics, Inc.*	3	174
Allscripts Healthcare Solutions, Inc.*	19	134
Total Technology		14,826
Utilities - 0.3%
Essential Utilities, Inc.	26	1,058
OGE Energy Corp.	24	737
UGI Corp.	25	667
Hawaiian Electric Industries, Inc.	13	560
IDACORP, Inc.	6	527
ONE Gas, Inc.	6	502
Southwest Gas Holdings, Inc.	7	487
Black Hills Corp.	7	448
Spire, Inc.	6	447
PNM Resources, Inc.	10	380
New Jersey Resources Corp.	11	373
National Fuel Gas Co.	10	373
ALLETE, Inc.	6	364
NorthWestern Corp.	6	359
Total Utilities		7,282
Basic Materials - 0.2%
RPM International, Inc.	15	892
Royal Gold, Inc.	8	702
Reliance Steel & Aluminum Co.	8	701
Steel Dynamics, Inc.	26	586
NewMarket Corp.	1	383
Ashland Global Holdings, Inc.	7	350
Valvoline, Inc.	23	301
Olin Corp.	19	222
Commercial Metals Co.	14	221
Sensient Technologies Corp.	5	218
PolyOne Corp.	10	190
Cabot Corp.	7	183
Chemours Co.	20	177
Ingevity Corp.*	5	176
Domtar Corp.	7	151
Minerals Technologies, Inc.	4	145
Allegheny Technologies, Inc.*	15	128
United States Steel Corp.[1]	20	126
Carpenter Technology Corp.	6	117
Compass Minerals International, Inc.	3	115
Total Basic Materials		6,084
Communications - 0.2%
FactSet Research Systems, Inc.	5	1,303
Ciena Corp.*	19	756
Etsy, Inc.*	14	538
New York Times Co. — Class A	17	522
LogMeIn, Inc.	6	500
GrubHub, Inc.*	11	448
TEGNA, Inc.	26	282
ViaSat, Inc.*	7	251
TripAdvisor, Inc.	13	226
World Wrestling Entertainment, Inc. — Class A	6	204
John Wiley & Sons, Inc. — Class A	5	188
Telephone & Data Systems, Inc.	11	184
InterDigital, Inc.	4	179
Yelp, Inc. — Class A*	8	144
AMC Networks, Inc. — Class A*	5	122
Meredith Corp.	5	61
Total Communications		5,908
Energy - 0.1%
SolarEdge Technologies, Inc.*	6	491
First Solar, Inc.*	9	325
Murphy USA, Inc.*	3	253
Equities Corp.	31	219
Cimarex Energy Co.	11	185
WPX Energy, Inc.*	50	153
Equitrans Midstream Corp.	25	126
CNX Resources Corp.*	22	117
Murphy Oil Corp.[1]	18	110
Transocean Ltd.*	68	79
PBF Energy, Inc. — Class A	11	78
Antero Midstream Corp.	35	73
NOW, Inc.*	13	67
Patterson-UTI Energy, Inc.	23	54
Apergy Corp.*,1	9	52
Core Laboratories N.V.	5	52
Matador Resources Co.*	13	32
Total Energy		2,466
Total Common Stocks
(Cost $141,581)		151,536

MUTUAL FUNDS† - 34.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	65,872	643,569
Guggenheim Strategy Fund II2	11,565	278,148
Total Mutual Funds
(Cost $926,726)		921,717

	Face Amount
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	$85,000	84,996
Total U.S. Treasury Bills
(Cost $84,965)		84,996

REPURCHASE AGREEMENTS††,5 - 16.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	315,150	315,150
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	121,212	121,212
Total Repurchase Agreements
(Cost $436,362)		436,362

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[8]	399	$399
Total Securities Lending Collateral
(Cost $399)		$399
Total Investments - 60.3%
(Cost $1,590,033)		$1,595,010
Other Assets & Liabilities, net - 39.7%		1,050,604
Total Net Assets - 100.0%		$2,645,614

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	8	Jun 2020	$1,152,000	$28,627

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	1.44% (1 Month USD LIBOR + 0.45%)	At Maturity	04/29/20	138	$199,247	$(3,884)
Goldman Sachs International	S&P MidCap 400 Index	0.99% (1 Week USD LIBOR + 0.40%)	At Maturity	04/28/20	493	711,784	(13,786)
Barclays Bank plc	S&P MidCap 400 Index	0.94% (1 Week USD LIBOR + 0.35%)	At Maturity	04/30/20	1,224	1,766,486	(19,275)
						$2,677,517	$(36,945)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

LIBOR ― London Interbank Offered Rate

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$151,536	$—	$—	$151,536
Mutual Funds	921,717	—	—	921,717
U.S. Treasury Bills	—	84,996	—	84,996
Repurchase Agreements	—	436,362	—	436,362
Securities Lending Collateral	399	—	—	399
Equity Futures Contracts**	28,627	—	—	28,627
Total Assets	$1,102,279	$521,358	$—	$1,623,637

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$36,945	$—	$36,945

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,140,345	$103,992	$(950,000)	$(11,776)	$(4,413)	$278,148	11,565	$4,226
Guggenheim Ultra Short Duration Fund — Institutional Class	762,708	1,587,201	(1,700,000)	(5,188)	(1,152)	643,569	65,872	7,377
	$1,903,053	$1,691,193	$(2,650,000)	$(16,964)	$(5,565)	$921,717		$11,603

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 32.7%
Consumer, Non-cyclical - 6.2%
Allergan plc[1]	5,335	$944,828
Wright Medical Group N.V.*,1	12,712	364,199
Ra Pharmaceuticals, Inc.*	7,491	359,643
Craft Brew Alliance, Inc.*	15,309	228,104
Progenics Pharmaceuticals, Inc.*	41,807	158,867
Forty Seven, Inc.*	1,622	154,771
Total Consumer, Non-cyclical		2,210,412
Industrial - 5.8%
Advanced Disposal Services, Inc.*,1	19,951	654,393
KEMET Corp.	21,084	509,390
Tech Data Corp.*,1	3,584	468,966
Fitbit, Inc. — Class A*	43,857	292,088
Hexcel Corp.*	4,034	145,872
Total Industrial		2,070,709
Consumer, Cyclical - 5.2%
Tiffany & Co.[1]	6,901	893,680
WABCO Holdings, Inc.*,1	3,368	454,848
Caesars Entertainment Corp.*,1	42,740	288,922
Delphi Technologies plc*,1	12,581	101,277
Anixter International, Inc.*	1,046	91,912
Total Consumer, Cyclical		1,830,639
Financial - 5.0%
Taubman Centers, Inc. REIT[2]	7,708	322,811
Legg Mason, Inc.	6,107	298,327
IBERIABANK Corp.	5,424	196,132
CenterState Bank Corp.	11,300	194,699
Front Yard Residential Corp. REIT	16,234	193,996
Franklin Financial Network, Inc.	6,547	133,394
E*TRADE Financial Corp.	3,741	128,391
Carolina Financial Corp.	4,795	124,047
Texas Capital Bancshares, Inc.*	4,642	102,913
Genworth Financial, Inc. — Class A*	25,224	83,744
Total Financial		1,778,454
Technology - 4.4%
Cypress Semiconductor Corp.[1]	26,242	611,963
Mellanox Technologies Ltd.*,1	3,737	453,373
ForeScout Technologies, Inc.*	9,355	295,525
Adesto Technologies Corp.*	16,405	183,572
Total Technology		1,544,433
Communications - 2.1%
LogMeIn, Inc.	4,763	396,663
Acacia Communications, Inc.*,1	4,700	315,746
Telaria, Inc.*,1	7,518	45,108
Total Communications		757,517
Utilities - 1.5%
El Paso Electric Co.[1]	8,026	545,447
Energy - 1.3%
Tallgrass Energy, LP — Class A	23,471	386,333
EQM Midstream Partners, LP	5,877	69,348
Total Energy		455,681
Basic Materials - 1.2%
OMNOVA Solutions, Inc.*	40,609	411,775
Cleveland-Cliffs, Inc.	1	3
Total Basic Materials		411,778
Total Common Stocks
(Cost $12,747,173)		11,605,070

RIGHTS† - 0.0%
Consumer, Non-cylical - 0.0%
Bristol-Myers Squibb Co.	5,855	22,249
Alexion Pharmaceuticals, Inc.	32,749	–
Total Rights
(Cost $13,466)		22,249

MUTUAL FUNDS† - 23.0%
Guggenheim Strategy Fund III[3]	96,377	2,319,799
Guggenheim Strategy Fund II3	85,653	2,059,956
Guggenheim Variable Insurance Strategy Fund III[3]	84,181	2,021,175
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	178,842	1,747,286
Total Mutual Funds
(Cost $8,426,712)		8,148,216

CLOSED-END FUNDS† - 6.5%
GDL Fund	3,724	29,196
Nuveen Quality Municipal Income Fund	2,074	28,497
RMR Real Estate Income Fund	2,239	22,726
New Ireland Fund, Inc.	3,411	21,046
Morgan Stanley China A Share Fund, Inc.	1,148	20,802
Boulder Growth & Income Fund, Inc.	2,096	19,283
Dividend and Income Fund[2]	2,079	18,274
Taiwan Fund, Inc.	1,083	17,815
Japan Smaller Capitalization Fund, Inc.	2,513	17,717
Brookfield Real Assets Income Fund, Inc.	1,188	17,446
Templeton Dragon Fund, Inc.	1,007	17,169
General American Investors Company, Inc.	622	17,061
Nuveen Georgia Quality Municipal Income Fund	1,372	16,299
Nuveen Ohio Quality Municipal Income Fund	1,106	16,291
Aberdeen Japan Equity Fund, Inc.	2,568	16,050
Swiss Helvetia Fund, Inc.	2,279	15,839
Nuveen Michigan Quality Municipal Income Fund	1,173	15,742
Neuberger Berman New York Municipal Fund, Inc.	1,343	15,538
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,248	15,438
BlackRock MuniYield Pennsylvania Quality Fund	1,150	15,433
BlackRock California Municipal Income Trust	1,216	15,431
Nuveen Maryland Quality Municipal Income Fund	1,216	15,358

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 6.5% (continued)
Neuberger Berman California Municipal Fund, Inc.	1,164	$15,307
BlackRock MuniHoldings California Quality Fund, Inc.	1,148	15,303
Nuveen Pennsylvania Quality Municipal Income Fund	1,145	15,240
New Germany Fund, Inc.	1,305	15,151
Nuveen New Jersey Quality Municipal Income Fund	1,124	15,107
Nuveen New Jersey Municipal Value Fund	1,178	15,078
Morgan Stanley India Investment Fund, Inc.	1,176	15,065
BlackRock MuniYield Quality Fund III, Inc.	1,169	14,940
BlackRock MuniHoldings Investment Quality Fund	1,133	14,820
Tekla Healthcare Investors	832	14,818
BlackRock MuniHoldings Quality Fund, Inc.	1,239	14,806
BlackRock MuniYield California Fund, Inc.	1,118	14,791
BlackRock MuniHoldings Quality Fund II, Inc.	1,231	14,772
European Equity Fund, Inc.	2,077	14,684
Adams Diversified Equity Fund, Inc.	1,154	14,529
Western Asset Intermediate Muni Fund, Inc.	1,723	14,525
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,101	14,522
Eaton Vance New York Municipal Bond Fund	1,254	14,509
BlackRock MuniYield Quality Fund II, Inc.	1,174	14,499
AllianceBernstein National Municipal Income Fund, Inc.	1,135	14,471
Gabelli Healthcare & WellnessRx Trust	1,667	14,436
Eaton Vance California Municipal Income Trust	1,079	14,361
Western Asset Inflation-Linked Opportunities & Income Fund	1,501	14,350
BlackRock Municipal Income Quality Trust	1,082	14,336
Korea Fund, Inc.	639	14,288
BlackRock MuniYield California Quality Fund, Inc.	1,056	14,288
Eaton Vance Municipal Bond Fund	1,142	14,252
BlackRock MuniYield New York Quality Fund, Inc.	1,165	14,248
Pioneer Municipal High Income Advantage Trust	1,396	14,211
BlackRock Municipal 2030 Target Term Trust	626	14,198
Tekla Life Sciences Investors	947	14,186
BlackRock MuniYield Michigan Quality Fund, Inc.	1,069	14,164
Nuveen New York AMT-Free Quality Municipal Income Fund	1,129	14,113
DWS Municipal Income Trust	1,303	14,046
MFS Investment Grade Municipal Trust	1,528	14,012
BlackRock MuniHoldings New York Quality Fund, Inc.	1,111	13,999
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,327	13,987
Western Asset Inflation - Linked Securities & Income Fund	1,329	13,968
Nuveen Massachusetts Quality Municipal Income Fund	1,034	13,959
Nuveen Arizona Quality Municipal Income Fund	1,124	13,938
BlackRock New York Municipal Income Quality Trust	1,115	13,937
Delaware Investments National Municipal Income Fund	1,134	13,880
Nuveen AMT-Free Quality Municipal Income Fund	1,023	13,851
Western Asset Municipal Partners Fund, Inc.	1,013	13,838
BlackRock Muni Intermediate Duration Fund, Inc.	1,059	13,831
Eaton Vance California Municipal Bond Fund	1,309	13,810
Aberdeen Asia-Pacific Income Fund, Inc.	4,057	13,713
Nuveen New York Quality Municipal Income Fund	1,037	13,616
Pioneer Municipal High Income Trust	1,195	13,527
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,609	13,515
Federated Premier Municipal Income Fund	1,034	13,494
DTF Tax-Free Income, Inc.	955	13,322
Templeton Emerging Markets Fund/United States	1,182	13,179
BlackRock New York Municipal Income Trust II	1,016	13,157
Source Capital, Inc.	427	13,105
Aberdeen Global Dynamic Dividend Fund	1,777	13,043
Nuveen Multi-Market Income Fund	2,124	12,962
Voya Global Equity Dividend and Premium Opportunity Fund	2,821	12,864
Tekla Healthcare Opportunities Fund	836	12,841
Nuveen California Quality Municipal Income Fund	935	12,800
Aberdeen Total Dynamic Dividend Fund	1,939	12,759
BlackRock Enhanced Global Dividend Trust	1,538	12,750
Western Asset High Income Opportunity Fund, Inc.[2]	2,991	12,592
Eaton Vance Municipal Income Trust	1,047	12,543
MFS Charter Income Trust	1,695	12,543

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 6.5% (continued)
Voya Infrastructure Industrials and Materials Fund	1,536	$12,488
Eaton Vance Short Duration Diversified Income Fund	1,133	12,384
Clough Global Opportunities Fund	1,727	12,383
BlackRock Core Bond Trust	931	12,317
Putnam Municipal Opportunities Trust	1,031	12,300
Franklin Universal Trust	2,008	12,269
Nuveen California AMT-Free Quality Municipal Income Fund	860	12,178
Nuveen Virginia Quality Municipal Income Fund	941	12,158
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,452	12,153
Eaton Vance Limited Duration Income Fund	1,149	12,145
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,317	12,071
BlackRock Enhanced International Dividend Trust	2,669	12,010
Lazard Global Total Return and Income Fund, Inc.	995	11,950
Sprott Focus Trust, Inc.	2,374	11,941
First Trust High Income Long/Short Fund	981	11,939
India Fund, Inc.	876	11,931
Central and Eastern Europe Fund, Inc.	677	11,875
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,550	11,857
Ivy High Income Opportunities Fund	1,129	11,742
Voya Asia Pacific High Dividend Equity Income Fund	1,802	11,731
Madison Covered Call & Equity Strategy Fund	2,313	11,704
Nuveen Floating Rate Income Opportunity Fund	1,574	11,695
Invesco High Income Trust II	1,090	11,674
PGIM Global High Yield Fund, Inc.	1,053	11,646
Templeton Emerging Markets Income Fund	1,552	11,609
Tri-Continental Corp.	555	11,605
Western Asset Global High Income Fund, Inc.	1,550	11,594
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,197	11,503
Herzfeld Caribbean Basin Fund, Inc.	3,279	11,476
AllianzGI Equity & Convertible Income Fund	617	11,476
PGIM High Yield Bond Fund, Inc.	984	11,395
Voya Global Advantage and Premium Opportunity Fund	1,472	11,275
AllianceBernstein Global High Income Fund, Inc.	1,216	11,260
Nuveen Senior Income Fund	2,546	11,253
Salient Midstream & MLP Fund	3,218	11,199
BlackRock Debt Strategies Fund, Inc.	1,320	11,154
Royce Micro-Capital Trust, Inc.	2,004	11,142
Western Asset High Income Fund II, Inc.	2,217	11,107
Voya Emerging Markets High Income Dividend Equity Fund	1,886	10,995
BlackRock Limited Duration Income Trust	869	10,967
MFS Multimarket Income Trust	2,163	10,880
Royce Value Trust, Inc.	1,122	10,850
Nuveen Floating Rate Income Fund	1,435	10,834
Gabelli Dividend & Income Trust[2]	728	10,782
BlackRock Resources & Commodities Strategy Trust	2,137	10,770
Eaton Vance Floating-Rate Income Plus Fund	922	10,723
Nuveen Credit Strategies Income Fund	1,886	10,694
Western Asset High Yield Defined Opportunity Fund, Inc.	867	10,690
BNY Mellon High Yield Strategies Fund	4,691	10,649
Western Asset Emerging Markets Debt Fund, Inc.	1,009	10,625
Pioneer Diversified High Income Trust	1,007	10,563
BlackRock Corporate High Yield Fund, Inc.	1,199	10,551
Nuveen Global High Income Fund	941	10,520
Aberdeen Global Premier Properties Fund	2,480	10,515
Wells Fargo Income Opportunities Fund	1,645	10,495
CBRE Clarion Global Real Estate Income Fund	1,982	10,386
First Trust Aberdeen Global Opportunity Income Fund	1,174	10,331
BlackRock Multi-Sector Income Trust	851	10,272
Clough Global Equity Fund	1,160	10,266
Aberdeen Australia Equity Fund, Inc.	2,615	10,198
Eagle Growth & Income Opportunities Fund	959	10,165
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,000	10,020
Adams Natural Resources Fund, Inc.	1,205	9,989
Delaware Enhanced Global Dividend & Income Fund	1,330	9,908
Credit Suisse Asset Management Income Fund, Inc.	4,129	9,868
Cohen & Steers Infrastructure Fund, Inc.	522	9,840

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 6.5% (continued)
Gabelli Global Utility & Income Trust	724	$9,825
Clough Global Dividend and Income Fund	1,173	9,818
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,298	9,774
First Trust Aberdeen Emerging Opportunity Fund	979	9,712
Nuveen Diversified Dividend & Income Fund	1,369	9,638
Voya Natural Resources Equity Income Fund	4,444	9,599
Macquarie Global Infrastructure Total Return Fund, Inc.	606	9,387
John Hancock Investors Trust	742	9,334
Pioneer High Income Trust	1,447	9,290
Wells Fargo Global Dividend Opportunity Fund	2,456	9,088
Nuveen Real Estate Income Fund	1,330	9,031
Duff & Phelps Utility and Infrastructure Fund, Inc.	940	8,883
Principal Real Estate Income Fund	725	8,780
First Trust Dynamic Europe Equity Income Fund	942	8,638
Cushing Renaissance Fund	1,359	8,222
BlackRock Credit Allocation Income Trust	657	7,661
Nuveen Real Asset Income and Growth Fund	776	7,659
First Trust Energy Infrastructure Fund	847	7,614
LMP Capital and Income Fund, Inc.	936	7,544
Kayne Anderson Midstream/Energy Fund, Inc.	2,250	7,492
Cushing Energy Income Fund	2,768	7,307
Advent Convertible and Income	634	6,746
Tortoise Power and Energy Infrastructure Fund, Inc.	941	6,578
Cushing MLP & Infrastructure Total Return Fund	1,691	5,969
First Trust New Opportunities MLP & Energy Fund	1,593	5,735
Tortoise Energy Independence Fund, Inc.	3,983	4,580
Neuberger Berman MLP & Energy Income Fund, Inc.	2,353	4,447
Kayne Anderson MLP/Midstream Investment Co.	1,101	3,996
Tortoise Pipeline & Energy Fund, Inc.	1,347	3,570
Nuveen All Capital Energy MLP Opportunities Fund	3,026	3,359
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,970	2,719
ClearBridge Energy Midstream Opportunity Fund, Inc.	2,086	2,712
Nuveen Energy MLP Total Return Fund	1,860	2,678
Goldman Sachs MLP Energy and Renaissance Fund	3,689	2,619
ClearBridge MLP & Midstream Fund, Inc.	1,396	2,555
Total Closed-End Funds
(Cost $2,835,969)		2,299,694

	Face Amount
U.S. TREASURY BILLS†† - 14.3%
U.S. Treasury Bills
1.51% due 06/04/20[4,5]	$3,700,000	3,699,523
0.50% due 04/30/20[5,6]	1,373,000	1,372,939
Total U.S. Treasury Bills
(Cost $5,062,440)		5,072,462

REPURCHASE AGREEMENTS††,7 - 9.0%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	2,316,679	2,316,679
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	891,030	891,031
Total Repurchase Agreements
(Cost $3,207,710)		3,207,710

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[9]	280,063	280,063
Total Securities Lending Collateral
(Cost $280,063)		280,063
Total Investments - 86.3%
(Cost $32,573,533)		$30,635,464

COMMON STOCKS SOLD SHORT† - (5.3)%
Communications - (0.1)%
Rubicon Project, Inc.*	8,221	(45,627)
Energy - (0.2)%
Equitrans Midstream Corp.	14,340	(72,130)
Industrial - (0.4)%
Woodward, Inc.	2,600	(154,544)
Consumer, Cyclical - (0.6)%
WESCO International, Inc.*	251	(5,735)
Eldorado Resorts, Inc.*	3,842	(55,325)
BorgWarner, Inc.	5,704	(139,006)
Total Consumer, Cyclical		(200,066)
Consumer, Non-cyclical - (1.5)%
Glaukos Corp.*	1	(31)
Exact Sciences Corp.*	1	(58)
Lantheus Holdings, Inc.*	12,960	(165,369)
AbbVie, Inc.	4,620	(351,998)
Total Consumer, Non-cyclical		(517,456)
Financial - (2.5)%
Truist Financial Corp.	1	(31)
Prosperity Bancshares, Inc.	1	(48)
Independent Bank Group, Inc.	4,786	(113,333)
FB Financial Corp.	6,400	(124,733)
United Bankshares, Inc.	5,418	(125,048)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS SOLD SHORT† - (5.3)% (continued)
Financial - (2.5)% (continued)
Morgan Stanley	3,903	$(132,702)
South State Corp.	3,300	(193,809)
First Horizon National Corp.	24,864	(200,404)
Total Financial		(890,108)
Total Common Stocks Sold Short
(Proceeds $2,562,405)		(1,879,931)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.2)%
Industrial Select Sector SPDR Fund	50	(2,950)
Technology Select Sector SPDR Fund	44	(3,536)
SPDR S&P 500 ETF Trust	16	(4,124)
iShares 7-10 Year Treasury Bond ETF	56	(6,803)
iShares 20+ Year Treasury Bond ETF	43	(7,094)
iShares Russell 1000 Value ETF	123	(12,199)
iShares Russell 1000 Growth ETF	84	(12,654)
Consumer Discretionary Select Sector SPDR Fund	147	(14,418)
Consumer Staples Select Sector SPDR Fund	302	(16,450)
Materials Select Sector SPDR Fund	375	(16,890)
VanEck Vectors Gold Miners ETF	868	(19,999)
iShares MSCI South Korea ETF	454	(21,302)
iShares MSCI Mexico ETF	808	(22,907)
iShares MSCI Emerging Markets ETF	697	(23,789)
iShares MSCI Taiwan ETF	831	(27,398)
Invesco QQQ Trust Series 1	163	(31,035)
iShares MSCI EAFE ETF	776	(41,485)
iShares China Large-Capital ETF	1,193	(44,786)
Health Care Select Sector SPDR Fund	520	(46,062)
Utilities Select Sector SPDR Fund	842	(46,655)
Financial Select Sector SPDR Fund	2,357	(49,073)
VanEck Vectors Russia ETF	3,148	(52,509)
iShares U.S. Real Estate ETF	802	(55,795)
iShares MSCI Australia ETF	4,041	(62,797)
iShares MSCI United Kingdom ETF	2,810	(67,103)
iShares MSCI Japan ETF	1,447	(71,467)
iShares Russell 2000 Index ETF	652	(74,628)
Energy Select Sector SPDR Fund	4,103	(119,233)
iShares TIPS Bond ETF	1,206	(142,211)
SPDR Bloomberg Barclays High Yield Bond ETF	2,177	(206,249)
iShares iBoxx High Yield Corporate Bond ETF	3,390	(261,267)
iShares Core U.S. Aggregate Bond ETF	2,509	(289,463)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,566	(687,457)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,947,795)		(2,561,788)
Total Securities Sold Short - (12.5)%
(Proceeds $5,510,200)		$(4,441,719)

	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call options on:
Mellanox Technologies, Ltd. Expiring June 2020 with strike price of $125.00 (Notional Value $206,244)	17	(723)
Total Listed Options Written
(Premiums received $4,024)		(723)
Other Assets & Liabilities, net - 26.2%		9,277,995
Total Net Assets - 100.0%		$35,471,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Long Bond Futures Contracts	2	Jun 2020	$359,250	$33,277
Australian Government 10 Year Bond Futures Contracts	29	Jun 2020	2,685,251	31,351
Euro - OATS Futures Contracts††	7	Jun 2020	1,289,815	26,767
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2020	222,312	26,085
Canadian Government 10 Year Bond Futures Contracts	12	Jun 2020	1,256,590	20,910
U.S. Treasury 10 Year Note Futures Contracts	2	Jun 2020	277,719	4,195
Euro - 30 year Bond Futures Contracts	1	Jun 2020	231,614	3,376
			$6,322,551	$145,961
Currency Futures Contracts Purchased†
British Pound Futures Contracts	8	Jun 2020	$622,350	$38,548
New Zealand Dollar Futures Contracts	12	Jun 2020	715,680	17,954
Canadian Dollar Futures Contracts	23	Jun 2020	1,635,530	15,858

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased† (continued)
Australian Dollar Futures Contracts	3	Jun 2020	$184,590	$11,158
Japanese Yen Futures Contracts	1	Jun 2020	116,625	(1,896)
			$3,274,775	$81,622
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	22	Aug 2020	$693,000	$33,362
CBOE Volatility Index Futures Contracts	50	Sep 2020	1,497,500	22,966
			$2,190,500	$56,328
Commodity Futures Contracts Purchased†
Gasoline RBOB Futures Contracts	40	Jun 2020	$1,186,920	$18,378
Gold 100 oz. Futures Contracts	1	Jun 2020	159,110	10,957
Soybean Futures Contracts	3	May 2020	132,825	533
Soybean Meal Futures Contracts	8	May 2020	257,040	(344)
Wheat Futures Contracts	7	May 2020	198,713	(3,687)
Live Cattle Futures Contracts	22	Jun 2020	810,260	(37,053)
WTI Crude Futures Contracts	34	Jun 2020	931,260	(61,287)
Brent Crude Futures Contracts	34	Jun 2020	1,086,640	(86,076)
Natural Gas Futures Contracts	65	Apr 2020	1,076,400	(153,396)
Sugar #11 Futures Contracts	192	Jun 2020	2,264,371	(216,810)
			$8,103,539	$(528,785)
Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	210	Sep 2020	$2,535,456	$389,771
WTI Crude Futures Contracts	38	Apr 2020	771,020	178,696
Brent Crude Futures Contracts	38	Apr 2020	988,380	164,377
Natural Gas Futures Contracts	82	Jun 2020	1,571,940	140,831
Gasoline RBOB Futures Contracts	44	Apr 2020	1,078,678	83,291
Low Sulphur Gas Oil Futures Contracts	3	May 2020	86,775	34,745
NY Harbor ULSD Futures Contracts	2	Apr 2020	83,286	21,012
Corn Futures Contracts	15	May 2020	256,312	20,331
Sugar #11 Futures Contracts	15	Apr 2020	175,560	16,081
Soybean Oil Futures Contracts	12	May 2020	194,904	13,928
LME Primary Aluminum Futures Contracts	5	May 2020	189,306	11,816
Lean Hogs Futures Contracts	2	Jun 2020	48,280	7,934
Cotton #2 Futures Contracts	3	May 2020	76,650	6,261
Cattle Feeder Futures Contracts	3	May 2020	182,925	4,941
Cocoa Futures Contracts	5	May 2020	111,950	74
LME Nickel Futures Contracts	1	May 2020	68,787	(1,456)
Copper Futures Contracts	1	May 2020	55,437	(1,666)
Coffee 'C' Futures Contracts	1	May 2020	44,288	(2,534)
Hard Red Winter Wheat Futures Contracts	7	May 2020	171,850	(2,821)
LME Zinc Futures Contracts	2	May 2020	95,115	(2,952)
LME Lead Futures Contracts	3	May 2020	130,725	(9,046)
Silver Futures Contracts	1	May 2020	70,775	(10,153)
Live Cattle Futures Contracts	25	Oct 2020	966,750	(72,269)
			$9,955,149	$991,192
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	26	May 2020	$1,058,200	$143,142
CBOE Volatility Index Futures Contracts	1	Jun 2020	36,950	1,789
FTSE 100 Index Futures Contracts	1	Jun 2020	69,334	796
Euro STOXX 50 Index Futures Contracts	2	Jun 2020	59,744	792
Russell 2000 Index Mini Futures Contracts	1	Jun 2020	57,460	(142)
CBOE Volatility Index Futures Contracts	3	Apr 2020	140,700	(894)
OMX Stockholm 30 Index Futures Contracts	3	Apr 2020	44,040	(3,108)
			$1,466,428	$142,375
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	36	Jun 2020	$4,693,500	$83,423

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short† (continued)
Euro FX Futures Contracts	5	Jun 2020	$691,469	$(8,171)
			$5,384,969	$75,252
Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	13	Jun 2020	$2,473,611	$17,100
Long Gilt Futures Contracts††	8	Jun 2020	1,355,216	741
Euro - BTP Italian Government Bond Futures Contracts††	7	Jun 2020	1,092,130	(2,019)
			$4,920,957	$15,822

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.50% (Fed Funds Effective Rate + 0.40%)	At Maturity	08/31/23	$4,680,031	$(239,544)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.54% (Fed Funds Effective Rate + 0.45%)	At Maturity	05/06/24	4,273,807	(454,181)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.50% (Fed Funds Effective Rate + 0.40%)	At Maturity	08/31/23	4,540,476	(1,198,308)
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.54% (Fed Funds Effective Rate + 0.45%)	At Maturity	05/06/24	4,525,375	(1,257,131)
					$18,019,689	$(3,149,164)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.20%) (Fed Funds Effective Rate - 0.30%)	At Maturity	08/31/23	$3,037,219	$395,612
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.11%) (Fed Funds Effective Rate - 0.20%)	At Maturity	05/06/24	2,867,566	413,358
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.20%) (Fed Funds Effective Rate - 0.29%)	At Maturity	05/06/24	4,428,768	1,687,425

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short †† (continued)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.27%) (Fed Funds Effective Rate - 0.37%)	At Maturity	08/31/23	4,471,173	1,703,795
					$14,804,726	$4,200,190

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Safehold, Inc.	5,774	7.80%	$196,567
Equinix, Inc.	338	4.51%	67,221
Americold Realty Trust	11,891	8.65%	29,039
Capstead Mortgage Corp.	38,871	3.49%	27,904
Terreno Realty Corp.	2,508	2.77%	25,186
Rexford Industrial Realty, Inc.	2,895	2.54%	22,522
Sun Communities, Inc.	1,673	4.46%	5,571
Equity LifeStyle Properties, Inc.	3,563	4.38%	4,948
SBA Communications Corp.	591	3.41%	4,562
CoreSite Realty Corp.	964	2.39%	3,384
Acadia Realty Trust	7,718	2.04%	1,933
CyrusOne, Inc.	1,363	1.80%	939
Sabra Health Care REIT, Inc.	8,616	2.01%	(943)
Agree Realty Corp.	2,203	2.91%	(2,192)
Ventas, Inc.	3,428	1.96%	(6,058)
American Tower Corp. — Class A	480	2.23%	(6,657)
Innovative Industrial Properties, Inc.	2,060	3.34%	(7,246)
Iron Mountain, Inc.	3,358	1.71%	(26,589)
Invitation Homes, Inc.	8,278	3.78%	(28,656)
Alexandria Real Estate Equities, Inc.	1,582	4.63%	(31,964)
Healthpeak Properties, Inc.	9,510	4.85%	(36,646)
Highwoods Properties, Inc.	4,698	3.56%	(36,873)
Corporate Office Properties Trust	8,345	3.95%	(42,373)
American Homes 4 Rent — Class A	9,906	4.91%	(47,811)
Regency Centers Corp.	2,063	1.69%	(58,129)
MGM Growth Properties LLC — Class A	8,913	4.51%	(58,262)
Federal Realty Investment Trust	1,028	1.64%	(58,801)
Spirit Realty Capital, Inc.	4,246	2.37%	(83,746)
Ryman Hospitality Properties, Inc.	2,230	1.71%	(96,374)
Total Financial			(239,544)
Total MS Equity Market Neutral Long Custom Basket			$(239,544)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	10,335	(1.26)%	198,281
Washington Prime Group, Inc.	46,917	(0.84)%	138,521
Kimco Realty Corp.	11,957	(2.59)%	115,042
Diversified Healthcare Trust	27,562	(2.24)%	114,895
Brixmor Property Group, Inc.	10,225	(2.17)%	111,539
Brandywine Realty Trust	17,563	(4.13)%	90,488
CBRE Group, Inc. — Class A	3,542	(2.99)%	83,455
Jones Lang LaSalle, Inc.	1,275	(2.88)%	72,672
VEREIT, Inc.	28,242	(3.09)%	71,856
DiamondRock Hospitality Co.	27,048	(3.07)%	68,050
Global Net Lease, Inc.	15,146	(4.53)%	62,277
Investors Real Estate Trust	4,652	(5.72)%	57,510
Cushman & Wakefield plc	9,155	(2.40)%	51,855
PS Business Parks, Inc.	1,009	(3.06)%	45,625
Office Properties Income Trust	8,220	(5.01)%	43,861
Piedmont Office Realty Trust, Inc. — Class A	14,513	(5.73)%	35,870
Monmouth Real Estate Investment Corp.	17,217	(4.64)%	34,008
Industrial Logistics Properties Trust	6,547	(2.57)%	27,542
Washington Real Estate Investment Trust	7,144	(3.81)%	26,382
PotlatchDeltic Corp.	2,978	(2.09)%	(3,566)
Saul Centers, Inc.	2,830	(2.07)%	(3,818)
Rayonier, Inc.	4,098	(2.16)%	(6,248)
Healthcare Trust of America, Inc. — Class A	4,132	(2.24)%	(6,370)
Healthcare Realty Trust, Inc.	3,520	(2.20)%	(6,586)
Mack-Cali Realty Corp.	9,194	(3.13)%	(7,141)
Apollo Commercial Real Estate Finance, Inc.	15,879	(2.64)%	(21,296)
Total Financial			1,394,704
Exchange Traded Funds
Vanguard Real Estate ETF	12,123	(18.94)%	243,631
Consumer, Cyclical
Marriott International, Inc. — Class A	1,077	(1.80)%	65,460
Total MS Equity Market Neutral Short Custom Basket			$1,703,795

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Safehold, Inc.	5,751	8.50%	$195,316
Equinix, Inc.	338	4.94%	40,547
Capstead Mortgage Corp.	38,871	3.82%	26,681
Terreno Realty Corp.	2,508	3.04%	10,249
SBA Communications Corp.	591	3.73%	4,602
CoreSite Realty Corp.	964	2.61%	3,400
Rexford Industrial Realty, Inc.	2,895	2.78%	3,101
Acadia Realty Trust	7,718	2.24%	2,041
CyrusOne, Inc.	1,363	1.97%	991
Sabra Health Care REIT, Inc.	8,616	2.20%	(1,038)
Agree Realty Corp.	2,203	3.19%	(3,270)
Innovative Industrial Properties, Inc.	2,060	3.66%	(4,785)
Ventas, Inc.	3,428	2.15%	(6,254)
American Tower Corp. — Class A	480	2.45%	(6,593)
Sun Communities, Inc.	1,673	4.89%	(21,152)
Equity LifeStyle Properties, Inc.	3,563	4.79%	(24,873)
Iron Mountain, Inc.	3,358	1.87%	(26,564)
Alexandria Real Estate Equities, Inc.	1,582	5.07%	(31,984)
Highwoods Properties, Inc.	4,698	3.89%	(37,035)
Corporate Office Properties Trust	8,345	4.32%	(44,430)
American Homes 4 Rent — Class A	9,906	5.38%	(48,140)
Invitation Homes, Inc.	8,278	4.14%	(55,596)
MGM Growth Properties LLC — Class A	8,913	4.94%	(58,262)
Regency Centers Corp.	2,063	1.86%	(58,274)
Federal Realty Investment Trust	1,028	1.79%	(58,728)
Healthpeak Properties, Inc.	9,510	5.31%	(74,089)
Spirit Realty Capital, Inc.	4,246	2.60%	(83,643)
Ryman Hospitality Properties, Inc.	2,230	1.87%	(96,399)
Total Financial			(454,181)
Total GS Equity Market Neutral Long Custom Basket			$(454,181)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	10,335	(1.26)%	166,854
Washington Prime Group, Inc.	46,917	(0.85)%	138,900
Diversified Healthcare Trust	27,562	(2.26)%	115,295
Kimco Realty Corp.	11,957	(2.61)%	114,290
Brixmor Property Group, Inc.	10,225	(2.19)%	111,403
Brandywine Realty Trust	17,563	(4.17)%	90,852
CBRE Group, Inc. — Class A	3,542	(3.02)%	83,498
VEREIT, Inc.	28,242	(3.12)%	74,598
Jones Lang LaSalle, Inc.	1,275	(2.91)%	72,638
DiamondRock Hospitality Co.	27,048	(3.10)%	67,603
Global Net Lease, Inc.	15,146	(4.57)%	62,193
Investors Real Estate Trust	3,881	(4.82)%	57,399
Cushman & Wakefield plc	9,155	(2.43)%	52,468
PS Business Parks, Inc.	1,009	(3.09)%	45,551
Office Properties Income Trust	8,220	(5.06)%	43,935
Piedmont Office Realty Trust, Inc. — Class A	14,513	(5.79)%	43,516
Monmouth Real Estate Investment Corp.	17,217	(4.68)%	33,978
Industrial Logistics Properties Trust	6,547	(2.59)%	27,621
Washington Real Estate Investment Trust	7,144	(3.85)%	26,534
Saul Centers, Inc.	2,830	(2.09)%	(3,456)
PotlatchDeltic Corp.	2,978	(2.11)%	(3,661)
Rayonier, Inc.	4,098	(2.18)%	(6,363)
Healthcare Trust of America, Inc. — Class A	4,132	(2.27)%	(6,364)
Healthcare Realty Trust, Inc.	3,520	(2.22)%	(6,564)
Mack-Cali Realty Corp.	9,194	(3.16)%	(7,177)
Apollo Commercial Real Estate Finance, Inc.	15,879	(2.66)%	(17,329)
Total Financial			1,378,212
Exchange Traded Funds
Vanguard Real Estate ETF	12,123	(19.12)%	243,773
Consumer, Cyclical
Marriott International, Inc. — Class A	1,077	(1.82)%	65,440
Total GS Equity Market Neutral Short Custom Basket			$1,687,425

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Communications
Verizon Communications, Inc.	1,180	1.41%	$(926)
Alphabet, Inc. — Class C	45	1.16%	(1,820)
Facebook, Inc. — Class A	248	0.92%	(2,349)
Cisco Systems, Inc.	341	0.30%	(2,711)
AT&T, Inc.	1,544	0.99%	(3,155)
Charter Communications, Inc. — Class A	52	0.50%	(3,721)
Comcast Corp. — Class A	354	0.27%	(3,874)
eBay, Inc.	684	0.45%	(4,865)
Scholastic Corp.	482	0.27%	(6,012)
Altice USA, Inc. — Class A	923	0.45%	(6,095)
GCI Liberty, Inc. — Class A	412	0.52%	(6,913)
Booking Holdings, Inc.	18	0.53%	(11,184)
News Corp. — Class A	2,962	0.59%	(12,450)
Discovery, Inc. — Class A	1,393	0.60%	(13,239)
AMC Networks, Inc. — Class A	985	0.53%	(15,235)
Yelp, Inc. — Class A	1,018	0.40%	(16,994)
Omnicom Group, Inc.	1,224	1.48%	(21,519)
Total Communications			(133,062)
Consumer, Non-cyclical
Eli Lilly & Co.	297	0.91%	9,544
Kimberly-Clark Corp.	374	1.05%	6,962
McKesson Corp.	510	1.52%	6,044
Gilead Sciences, Inc.	460	0.76%	4,719
CVS Health Corp.	615	0.80%	3,849
JM Smucker Co.	368	0.90%	3,557
Merck & Company, Inc.	778	1.32%	2,987
Baxter International, Inc.	184	0.33%	2,969
United Therapeutics Corp.	287	0.60%	1,709
Cal-Maine Foods, Inc.	277	0.27%	1,373
General Mills, Inc.	763	0.89%	1,282
Kellogg Co.	714	0.94%	(365)
Philip Morris International, Inc.	407	0.65%	(422)
Laboratory Corporation of America Holdings	74	0.21%	(458)
Thermo Fisher Scientific, Inc.	50	0.31%	(462)
BioMarin Pharmaceutical, Inc.	215	0.40%	(1,131)
Halozyme Therapeutics, Inc.	933	0.37%	(1,183)
Cardinal Health, Inc.	799	0.84%	(1,215)
STERIS plc	163	0.50%	(1,225)
John B Sanfilippo & Son, Inc.	309	0.61%	(1,507)
Becton Dickinson and Co.	128	0.65%	(1,569)
Amgen, Inc.	292	1.30%	(1,623)
Conagra Brands, Inc.	539	0.35%	(1,625)
Mondelez International, Inc. — Class A	386	0.43%	(1,704)
Abbott Laboratories	490	0.85%	(2,029)
PepsiCo, Inc.	180	0.48%	(2,095)
TreeHouse Foods, Inc.	629	0.61%	(2,598)
Illumina, Inc.	49	0.29%	(3,002)
Johnson & Johnson	447	1.29%	(3,101)
Integer Holdings Corp.	343	0.47%	(3,654)
Alexion Pharmaceuticals, Inc.	199	0.39%	(3,775)
Archer-Daniels-Midland Co.	533	0.41%	(4,002)
Innoviva, Inc.	1,506	0.39%	(4,654)
Ingredion, Inc.	324	0.54%	(4,831)
Edwards Lifesciences Corp.	126	0.52%	(5,711)
Procter & Gamble Co.	520	1.26%	(6,418)
Medtronic plc	540	1.07%	(6,850)
Post Holdings, Inc.	530	0.97%	(7,063)
Coca-Cola Co.	663	0.65%	(7,287)
Jazz Pharmaceuticals plc	278	0.61%	(8,806)
Macquarie Infrastructure Corp.	649	0.36%	(10,158)
Hologic, Inc.	974	0.75%	(11,705)
-3-251216-133030-14782-90797-3152 Pfizer, Inc.	1,752	1.26%	(11,977)
Herbalife Nutrition Ltd.	1,082	0.69%	(13,514)
Sysco Corp.	1,062	1.07%	(14,652)
Molson Coors Beverage Co. — Class B	1,390	1.19%	(23,278)
Total Consumer, Non-cyclical			(130,654)
Utilities
FirstEnergy Corp.	1,230	1.09%	2,866
Portland General Electric Co.	621	0.66%	1,210
Avista Corp.	193	0.18%	(622)
Pinnacle West Capital Corp.	278	0.46%	(737)
NiSource, Inc.	506	0.28%	(759)
AES Corp.	3,165	0.95%	(2,730)
Evergy, Inc.	349	0.42%	(3,338)
Southern Co.	657	0.78%	(3,599)
Entergy Corp.	156	0.32%	(3,700)
OGE Energy Corp.	557	0.38%	(7,209)
Exelon Corp.	1,177	0.95%	(8,453)
ALLETE, Inc.	423	0.57%	(8,492)
PPL Corp.	1,808	0.98%	(12,106)
Public Service Enterprise Group, Inc.	1,102	1.09%	(15,666)
National Fuel Gas Co.	1,034	0.85%	(17,253)
NRG Energy, Inc.	1,728	1.04%	(18,714)
Vistra Energy Corp.	2,201	0.77%	(21,971)
Total Utilities			(121,273)
Consumer, Cyclical
Las Vegas Sands Corp.	97	0.09%	(2,310)
Hilton Worldwide Holdings, Inc.	90	0.14%	(3,726)
Delta Air Lines, Inc.	141	0.09%	(4,142)
Home Depot, Inc.	133	0.55%	(5,081)
JetBlue Airways Corp.	476	0.09%	(5,357)
Lowe's Companies, Inc.	160	0.30%	(5,797)
Starbucks Corp.	432	0.63%	(5,930)
BorgWarner, Inc.	472	0.25%	(6,274)
MSC Industrial Direct Company, Inc. — Class A	318	0.38%	(6,328)
Allegiant Travel Co. — Class A	78	0.14%	(6,919)
Lennar Corp. — Class A	359	0.30%	(7,249)
Gentherm, Inc.	780	0.54%	(7,451)
Aptiv plc	234	0.25%	(7,867)
Mohawk Industries, Inc.	126	0.21%	(8,059)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cummins, Inc.	196	0.58%	$(8,288)
VF Corp.	201	0.24%	(8,371)
DR Horton, Inc.	735	0.55%	(8,936)
Lear Corp.	224	0.40%	(9,105)
SkyWest, Inc.	252	0.15%	(9,147)
PulteGroup, Inc.	705	0.35%	(10,247)
Toll Brothers, Inc.	1,373	0.58%	(10,960)
Allison Transmission Holdings, Inc.	879	0.63%	(11,008)
Polaris, Inc.	238	0.25%	(12,684)
Extended Stay America, Inc.	1,919	0.31%	(13,916)
Brunswick Corp.	672	0.52%	(15,766)
Southwest Airlines Co.	740	0.58%	(16,244)
Autoliv, Inc.	518	0.52%	(16,268)
Whirlpool Corp.	283	0.53%	(18,518)
Wyndham Destinations, Inc.	692	0.33%	(19,978)
General Motors Co.	1,262	0.58%	(20,199)
Carnival Corp.	980	0.28%	(28,217)
Total Consumer, Cyclical			(320,342)
Industrial
Kansas City Southern	184	0.52%	5,091
Old Dominion Freight Line, Inc.	125	0.36%	4,104
Marten Transport Ltd.	1,053	0.48%	3,890
Werner Enterprises, Inc.	1,071	0.86%	3,037
Knight-Swift Transportation Holdings, Inc.	450	0.33%	562
Schneider National, Inc. — Class B	894	0.38%	(844)
Heartland Express, Inc.	1,165	0.48%	(911)
Mettler-Toledo International, Inc.	46	0.70%	(1,909)
Oshkosh Corp.	225	0.32%	(1,930)
Garmin Ltd.	236	0.39%	(2,433)
Union Pacific Corp.	179	0.56%	(3,013)
Caterpillar, Inc.	338	0.86%	(3,657)
CSX Corp.	605	0.76%	(3,662)
Vishay Intertechnology, Inc.	744	0.24%	(3,799)
Westrock Co.	790	0.49%	(3,823)
Regal Beloit Corp.	497	0.69%	(4,144)
Landstar System, Inc.	427	0.90%	(4,313)
Norfolk Southern Corp.	278	0.89%	(4,640)
Echo Global Logistics, Inc.	1,309	0.49%	(5,087)
J.B. Hunt Transport Services, Inc.	230	0.47%	(5,499)
Gentex Corp.	1,462	0.71%	(6,533)
Waters Corp.	163	0.65%	(6,674)
Illinois Tool Works, Inc.	191	0.60%	(7,118)
Lincoln Electric Holdings, Inc.	582	0.88%	(8,115)
Eaton Corporation plc	500	0.86%	(8,807)
AGCO Corp.	320	0.33%	(9,167)
Albany International Corp. — Class A	323	0.34%	(9,479)
Rockwell Automation, Inc.	169	0.56%	(9,504)
Masco Corp.	756	0.58%	(9,721)
MasTec, Inc.	341	0.25%	(10,154)
CH Robinson Worldwide, Inc.	722	1.05%	(10,345)
Arconic, Inc.	852	0.30%	(11,732)
Terex Corp.	882	0.28%	(12,763)
Textron, Inc.	644	0.38%	(12,852)
Honeywell International, Inc.	360	1.06%	(14,061)
FedEx Corp.	439	1.17%	(15,216)
Kennametal, Inc.	987	0.40%	(15,624)
Emerson Electric Co.	580	0.61%	(17,376)
Crane Co.	862	0.93%	(22,995)
Total Industrial			(251,216)
Energy
Phillips 66	162	0.19%	(5,162)
Kinder Morgan, Inc.	1,276	0.39%	(5,683)
Valero Energy Corp.	339	0.34%	(12,344)
Delek US Holdings, Inc.	803	0.28%	(13,765)
HollyFrontier Corp.	629	0.34%	(15,024)
Chevron Corp.	347	0.55%	(15,097)
Devon Energy Corp.	1,022	0.16%	(15,374)
CVR Energy, Inc.	689	0.25%	(20,223)
Exxon Mobil Corp.	865	0.72%	(30,358)
Total Energy			(133,030)
Basic Materials
International Paper Co.	424	0.29%	(5,501)
Domtar Corp.	498	0.24%	(9,281)
Total Basic Materials			(14,782)
Financial
Berkshire Hathaway, Inc. — Class B	54	0.22%	85
Lexington Realty Trust	4,984	1.09%	(2,061)
Sunstone Hotel Investors, Inc.	2,648	0.51%	(4,275)
Northern Trust Corp.	149	0.25%	(4,853)
Travelers Companies, Inc.	158	0.35%	(6,286)
Kennedy-Wilson Holdings, Inc.	1,208	0.36%	(10,998)
Summit Hotel Properties, Inc.	4,780	0.44%	(17,154)
Brixmor Property Group, Inc.	1,883	0.39%	(19,666)
Weingarten Realty Investors	1,795	0.57%	(25,589)
Total Financial			(90,797)
Technology
Activision Blizzard, Inc.	656	0.86%	2,505
Oracle Corp.	297	0.32%	(169)
Teradata Corp.	601	0.27%	(5,488)
Total Technology			(3,152)
Total MS Long/Short Equity Long Custom Basket			$(1,198,308)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
People's United Financial, Inc.	3,236	(1.21)%	$19,283
Realty Income Corp.	801	(1.33)%	18,191
Cousins Properties, Inc.	1,338	(1.31)%	14,837
Essential Properties Realty Trust, Inc.	1,036	(0.45)%	13,889
Old National Bancorp	2,008	(0.87)%	13,208
WP Carey, Inc.	386	(0.74)%	12,863
Cadence BanCorp	995	(0.21)%	11,360
BOK Financial Corp.	313	(0.44)%	11,057
First Republic Bank	493	(1.34)%	10,982
Western Alliance Bancorporation	316	(0.32)%	8,547
Ameris Bancorp	449	(0.35)%	8,455
UDR, Inc.	904	(1.09)%	7,517
Atlantic Union Bankshares Corp.	511	(0.37)%	7,312
Valley National Bancorp	1,512	(0.36)%	7,167
First Midwest Bancorp, Inc.	743	(0.32)%	7,074
Global Net Lease, Inc.	970	(0.43)%	6,769
Glacier Bancorp, Inc.	576	(0.64)%	6,614
CareTrust REIT, Inc.	1,034	(0.50)%	5,660
Northwest Bancshares, Inc.	872	(0.33)%	4,658
Washington Real Estate Investment Trust	1,145	(0.90)%	4,249
CME Group, Inc. — Class A	115	(0.65)%	3,759
CenterState Bank Corp.	548	(0.31)%	3,503
Agree Realty Corp.	710	(1.45)%	3,468
Alexandria Real Estate Equities, Inc.	356	(1.61)%	3,286
Arthur J Gallagher & Co.	626	(1.68)%	3,250
UMB Financial Corp.	199	(0.30)%	3,145
Medical Properties Trust, Inc.	668	(0.38)%	2,569
Healthcare Realty Trust, Inc.	549	(0.50)%	2,444
Brown & Brown, Inc.	1,318	(1.57)%	2,439
National Storage Affiliates Trust	521	(0.51)%	2,135
EastGroup Properties, Inc.	274	(0.94)%	1,210
Americold Realty Trust	3,224	(3.61)%	1,095
Columbia Financial, Inc.	1,110	(0.53)%	1,022
Sun Communities, Inc.	340	(1.40)%	966
American Tower Corp. — Class A	99	(0.71)%	506
Progressive Corp.	269	(0.65)%	(42)
QTS Realty Trust, Inc. — Class A	686	(1.31)%	(3,785)
Crown Castle International Corp.	268	(1.27)%	(4,366)
RLI Corp.	611	(1.77)%	(4,685)
Equinix, Inc.	49	(1.01)%	(8,177)
Easterly Government Properties, Inc.	3,031	(2.46)%	(8,361)
Rexford Industrial Realty, Inc.	1,542	(2.08)%	(8,638)
SBA Communications Corp.	215	(1.91)%	(12,774)
Terreno Realty Corp.	1,122	(1.91)%	(13,886)
Total Financial			169,775
Utilities
Dominion Energy, Inc.	1,197	(2.85)%	7,386
Sempra Energy	72	(0.27)%	2,451
WEC Energy Group, Inc.	335	(0.97)%	2,417
Eversource Energy	254	(0.65)%	2,348
MGE Energy, Inc.	209	(0.45)%	2,105
American States Water Co.	387	(1.04)%	1,350
American Water Works Company, Inc.	330	(1.30)%	1,098
Alliant Energy Corp.	197	(0.31)%	959
California Water Service Group	539	(0.89)%	572
Atmos Energy Corp.	145	(0.47)%	48
NextEra Energy, Inc.	118	(0.93)%	(2,801)
Total Utilities			17,933
Technology
Autodesk, Inc.	192	(0.99)%	5,270
Broadcom, Inc.	94	(0.73)%	4,421
Twilio, Inc. — Class A	218	(0.64)%	4,139
Paychex, Inc.	178	(0.37)%	4,041
Workday, Inc. — Class A	46	(0.20)%	3,135
HubSpot, Inc.	124	(0.54)%	2,743
salesforce.com, Inc.	300	(1.42)%	2,707
Leidos Holdings, Inc.	198	(0.60)%	1,898
Elastic N.V.	207	(0.38)%	1,824
CACI International, Inc. — Class A	141	(0.98)%	1,775
EPAM Systems, Inc.	141	(0.86)%	1,643
Workiva, Inc.	346	(0.37)%	1,578
ServiceNow, Inc.	65	(0.61)%	1,375
Alteryx, Inc. — Class A	156	(0.49)%	1,238
Fair Isaac Corp.	21	(0.21)%	897
MongoDB, Inc.	86	(0.39)%	603
Black Knight, Inc.	510	(0.97)%	502
Coupa Software, Inc.	76	(0.35)%	477
Paycom Software, Inc.	29	(0.19)%	391
Smartsheet, Inc. — Class A	325	(0.44)%	148
Veeva Systems, Inc. — Class A	45	(0.23)%	(154)
Tyler Technologies, Inc.	38	(0.37)%	(312)
ANSYS, Inc.	31	(0.24)%	(325)
Appfolio, Inc. — Class A	55	(0.20)%	(607)
Monolithic Power Systems, Inc.	46	(0.25)%	(809)
Splunk, Inc.	166	(0.69)%	(1,505)
Five9, Inc.	170	(0.43)%	(3,080)
RingCentral, Inc. — Class A	44	(0.31)%	(3,801)
Total Technology			30,212
Basic Materials
Compass Minerals International, Inc.	508	(0.64)%	12,644
Kaiser Aluminum Corp.	276	(0.63)%	9,761
PPG Industries, Inc.	301	(0.83)%	8,384
RPM International, Inc.	720	(1.41)%	7,088
Linde plc	204	(1.16)%	5,705
Southern Copper Corp.	347	(0.32)%	4,873
Balchem Corp.	541	(1.76)%	4,439
Sherwin-Williams Co.	52	(0.79)%	2,066
Livent Corp.	1	0.00%	6
Newmont Corp.	1,213	(1.81)%	(1,566)
Total Basic Materials			53,400
Industrial
TransDigm Group, Inc.	169	(1.78)%	21,754
Waste Management, Inc.	493	(1.50)%	11,733
Materion Corp.	325	(0.37)%	7,386
HEICO Corp.	132	(0.32)%	7,045
Tetra Tech, Inc.	352	(0.82)%	5,924
Roper Technologies, Inc.	81	(0.83)%	4,293
Sonoco Products Co.	405	(0.62)%	3,890

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Casella Waste Systems, Inc. — Class A	610	(0.78)%	$3,788
Republic Services, Inc. — Class A	212	(0.52)%	3,383
Exponent, Inc.	513	(1.21)%	17
Ball Corp.	592	(1.26)%	(25)
Total Industrial			69,188
Communications
8x8, Inc.	1,237	(0.56)%	7,875
Q2 Holdings, Inc.	312	(0.61)%	4,466
Proofpoint, Inc.	221	(0.75)%	3,256
Trade Desk, Inc. — Class A	23	(0.15)%	691
Okta, Inc.	122	(0.49)%	(244)
Total Communications			16,044
Consumer, Cyclical
Copart, Inc.	674	(1.52)%	17,912
Consumer, Non-cyclical
Equifax, Inc.	391	(1.54)%	11,123
Gartner, Inc.	146	(0.48)%	8,573
PayPal Holdings, Inc.	397	(1.25)%	3,294
CoStar Group, Inc.	53	(1.02)%	2,304
Verisk Analytics, Inc. — Class A	177	(0.81)%	2,130
ResMed, Inc.	45	(0.22)%	(655)
Avalara, Inc.	318	(0.78)%	(1,204)
Rollins, Inc.	1,098	(1.31)%	(1,208)
MarketAxess Holdings, Inc.	49	(0.54)%	(3,209)
Total Consumer, Non-cyclical			21,148
Total MS Long/Short Equity Short Custom Basket			$395,612

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Technology
Activision Blizzard, Inc.	656	0.86%	$2,405
Oracle Corp.	297	0.31%	(1,656)
Teradata Corp.	601	0.27%	(5,243)
Total Technology			(4,494)
Industrial
Werner Enterprises, Inc.	1,071	0.85%	7,030
Old Dominion Freight Line, Inc.	125	0.35%	4,296
Marten Transport Ltd.	1,053	0.48%	2,769
Kansas City Southern	184	0.52%	1,470
Schneider National, Inc. — Class B	894	0.38%	1,234
Knight-Swift Transportation Holdings, Inc.	450	0.33%	783
Heartland Express, Inc.	1,165	0.48%	(186)
Vishay Intertechnology, Inc.	744	0.24%	(1,071)
Mettler-Toledo International, Inc.	46	0.70%	(1,995)
Garmin Ltd.	236	0.39%	(2,521)
Union Pacific Corp.	179	0.56%	(3,193)
Landstar System, Inc.	427	0.90%	(3,327)
Oshkosh Corp.	225	0.32%	(3,360)
Westrock Co.	790	0.49%	(3,815)
Caterpillar, Inc.	338	0.87%	(4,119)
Regal Beloit Corp.	497	0.69%	(4,345)
Echo Global Logistics, Inc.	1,309	0.49%	(4,481)
Waters Corp.	163	0.66%	(5,397)
J.B. Hunt Transport Services, Inc.	230	0.47%	(5,554)
Gentex Corp.	1,462	0.72%	(6,493)
Illinois Tool Works, Inc.	191	0.60%	(7,143)
Lincoln Electric Holdings, Inc.	582	0.89%	(8,323)
Eaton Corporation plc	500	0.86%	(8,746)
CSX Corp.	605	0.77%	(9,125)
AGCO Corp.	320	0.33%	(9,154)
Albany International Corp. — Class A	323	0.34%	(9,496)
Rockwell Automation, Inc.	169	0.56%	(9,500)
Masco Corp.	756	0.58%	(9,716)
MasTec, Inc.	341	0.25%	(10,125)
FedEx Corp.	439	1.18%	(10,304)
CH Robinson Worldwide, Inc.	722	1.06%	(10,786)
Norfolk Southern Corp.	278	0.90%	(11,023)
Arconic, Inc.	852	0.30%	(11,722)
Terex Corp.	882	0.28%	(12,775)
Textron, Inc.	644	0.38%	(12,939)
Honeywell International, Inc.	360	1.06%	(14,163)
Kennametal, Inc.	987	0.41%	(14,500)
Emerson Electric Co.	580	0.61%	(17,438)
Crane Co.	863	0.94%	(23,169)
Total Industrial			(252,422)
Energy
Phillips 66	162	0.19%	(5,032)
Kinder Morgan, Inc.	1,276	0.39%	(8,753)
HollyFrontier Corp.	629	0.34%	(10,611)
Valero Energy Corp.	339	0.34%	(10,999)
Devon Energy Corp.	1,022	0.16%	(15,219)
Delek US Holdings, Inc.	803	0.28%	(15,817)
Chevron Corp.	347	0.56%	(16,964)
CVR Energy, Inc.	689	0.25%	(20,297)
Exxon Mobil Corp.	865	0.73%	(29,705)
Total Energy			(133,397)
Communications
Alphabet, Inc. — Class C	45	1.16%	(1,946)
Facebook, Inc. — Class A	248	0.91%	(2,418)
Cisco Systems, Inc.	341	0.30%	(2,723)
Charter Communications, Inc. — Class A	52	0.50%	(3,692)
Verizon Communications, Inc.	1,180	1.40%	(3,799)
Scholastic Corp.	482	0.27%	(3,887)
Comcast Corp. — Class A	354	0.27%	(3,912)
eBay, Inc.	684	0.45%	(4,942)
Altice USA, Inc. — Class A	923	0.45%	(6,041)
AT&T, Inc.	1,544	0.99%	(6,228)
GCI Liberty, Inc. — Class A	412	0.52%	(6,924)
News Corp. — Class A	2,962	0.59%	(11,071)
Booking Holdings, Inc.	18	0.54%	(11,106)
Discovery, Inc. — Class A	1,393	0.60%	(14,207)
AMC Networks, Inc. — Class A	985	0.53%	(15,286)
Yelp, Inc. — Class A	1,018	0.41%	(16,877)
Omnicom Group, Inc.	1,224	1.48%	(23,634)
Total Communications			(138,693)
Consumer, Non-cyclical
Eli Lilly & Co.	297	0.91%	9,322
Gilead Sciences, Inc.	460	0.76%	4,033
CVS Health Corp.	615	0.81%	3,296
JM Smucker Co.	368	0.90%	2,709
United Therapeutics Corp.	287	0.60%	1,486
Cardinal Health, Inc.	799	0.85%	1,380
McKesson Corp.	510	1.52%	1,187
Cal-Maine Foods, Inc.	277	0.27%	1,127
Baxter International, Inc.	184	0.33%	651
General Mills, Inc.	765	0.89%	280
Thermo Fisher Scientific, Inc.	50	0.31%	(448)
Laboratory Corporation of America Holdings	74	0.21%	(457)
Kellogg Co.	714	0.95%	(517)
Amgen, Inc.	292	1.31%	(661)
BioMarin Pharmaceutical, Inc.	215	0.40%	(1,087)
Halozyme Therapeutics, Inc.	933	0.37%	(1,175)
STERIS plc	163	0.50%	(1,266)
Becton Dickinson and Co.	128	0.65%	(1,329)
John B Sanfilippo & Son, Inc.	309	0.61%	(1,472)
Ingredion, Inc.	324	0.54%	(1,533)
Conagra Brands, Inc.	539	0.35%	(1,553)
Mondelez International, Inc. — Class A	386	0.43%	(1,717)
Abbott Laboratories	490	0.85%	(2,074)
Kimberly-Clark Corp.	374	1.06%	(2,084)
Philip Morris International, Inc.	407	0.66%	(2,259)
PepsiCo, Inc.	180	0.48%	(2,469)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TreeHouse Foods, Inc.	629	0.61%	$(2,631)
Illumina, Inc.	49	0.30%	(3,030)
Innoviva, Inc.	1,506	0.39%	(3,099)
Alexion Pharmaceuticals, Inc.	199	0.39%	(3,421)
Johnson & Johnson	447	1.30%	(3,557)
Archer-Daniels-Midland Co.	533	0.41%	(4,046)
Integer Holdings Corp.	343	0.48%	(5,215)
Merck & Company, Inc.	778	1.32%	(5,373)
Edwards Lifesciences Corp.	126	0.53%	(5,691)
Procter & Gamble Co.	520	1.26%	(6,371)
Coca-Cola Co.	663	0.65%	(7,359)
Herbalife Nutrition Ltd.	560	0.36%	(8,066)
Medtronic plc	540	1.08%	(8,725)
Jazz Pharmaceuticals plc	278	0.61%	(8,786)
Macquarie Infrastructure Corp.	649	0.36%	(10,296)
Post Holdings, Inc.	530	0.97%	(11,612)
Hologic, Inc.	974	0.76%	(13,766)
Pfizer, Inc.	1,752	1.26%	(15,850)
Sysco Corp.	1,062	1.07%	(17,911)
Molson Coors Beverage Co. — Class B	1,390	1.20%	(21,678)
Total Consumer, Non-cyclical			(163,113)
Utilities
NiSource, Inc.	506	0.28%	(717)
Avista Corp.	193	0.18%	(750)
Evergy, Inc.	349	0.42%	(3,330)
FirstEnergy Corp.	1,230	1.09%	(3,524)
Entergy Corp.	156	0.32%	(3,680)
Southern Co.	657	0.79%	(3,737)
Portland General Electric Co.	621	0.66%	(3,838)
Pinnacle West Capital Corp.	278	0.47%	(4,587)
OGE Energy Corp.	557	0.38%	(7,193)
AES Corp.	3,165	0.95%	(7,874)
ALLETE, Inc.	423	0.57%	(8,515)
Exelon Corp.	1,177	0.96%	(10,111)
PPL Corp.	1,808	0.99%	(11,204)
National Fuel Gas Co.	1,034	0.85%	(14,977)
Public Service Enterprise Group, Inc.	1,102	1.09%	(15,992)
NRG Energy, Inc.	1,728	1.04%	(19,035)
Vistra Energy Corp.	2,201	0.78%	(21,258)
Total Utilities			(140,322)
Consumer, Cyclical
Las Vegas Sands Corp.	97	0.09%	(2,313)
Hilton Worldwide Holdings, Inc.	90	0.14%	(3,730)
Delta Air Lines, Inc.	141	0.09%	(4,140)
Home Depot, Inc.	133	0.55%	(5,134)
JetBlue Airways Corp.	476	0.09%	(5,356)
Lowe's Companies, Inc.	160	0.30%	(5,772)
Starbucks Corp.	432	0.63%	(5,945)
BorgWarner, Inc.	472	0.25%	(6,365)
MSC Industrial Direct Company, Inc. — Class A	318	0.39%	(6,378)
Allegiant Travel Co. — Class A	78	0.14%	(6,700)
Lennar Corp. — Class A	359	0.30%	(7,327)
Gentherm, Inc.	780	0.54%	(7,490)
Aptiv plc	234	0.25%	(7,836)
Mohawk Industries, Inc.	126	0.21%	(8,009)
VF Corp.	201	0.24%	(8,399)
Cummins, Inc.	196	0.59%	(8,433)
Lear Corp.	224	0.40%	(8,929)
DR Horton, Inc.	735	0.55%	(8,995)
SkyWest, Inc.	252	0.15%	(9,163)
PulteGroup, Inc.	705	0.35%	(10,254)
Allison Transmission Holdings, Inc.	879	0.63%	(10,378)
Toll Brothers, Inc.	1,373	0.58%	(11,476)
Polaris, Inc.	238	0.25%	(12,665)
Extended Stay America, Inc.	1,919	0.31%	(13,917)
Brunswick Corp.	672	0.53%	(15,662)
Southwest Airlines Co.	740	0.58%	(16,244)
Autoliv, Inc.	518	0.53%	(16,389)
Whirlpool Corp.	283	0.54%	(18,640)
Wyndham Destinations, Inc.	692	0.33%	(19,972)
General Motors Co.	1,262	0.58%	(20,157)
Carnival Corp.	980	0.28%	(28,279)
Total Consumer, Cyclical			(320,447)
Financial
Berkshire Hathaway, Inc. — Class B	54	0.22%	74
Lexington Realty Trust	4,984	1.09%	(2,170)
Northern Trust Corp.	149	0.25%	(4,868)
Sunstone Hotel Investors, Inc.	2,648	0.51%	(5,407)
Travelers Companies, Inc.	158	0.35%	(6,297)
Kennedy-Wilson Holdings, Inc.	1,208	0.36%	(10,985)
Summit Hotel Properties, Inc.	4,772	0.45%	(14,848)
Brixmor Property Group, Inc.	1,883	0.40%	(19,746)
Weingarten Realty Investors	1,795	0.56%	(25,594)
Total Financial			(89,841)
Basic Materials
International Paper Co.	424	0.29%	(5,491)
Domtar Corp.	498	0.24%	(8,911)
Total Basic Materials			(14,402)
Total GS Long/Short Equity Long Custom Basket			$(1,257,131)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	801	(1.40)%	18,043
People's United Financial, Inc.	3,236	(1.26)%	15,821
Cousins Properties, Inc.	1,338	(1.38)%	14,814
Essential Properties Realty Trust, Inc.	1,036	(0.48)%	13,854
WP Carey, Inc.	385	(0.78)%	12,635
Cadence BanCorp	995	(0.23)%	11,352
BOK Financial Corp.	313	(0.46)%	10,830
First Republic Bank	493	(1.41)%	10,039
UDR, Inc.	904	(1.15)%	9,079
Western Alliance Bancorporation	316	(0.34)%	8,545
Ameris Bancorp	449	(0.37)%	8,481
Atlantic Union Bankshares Corp.	511	(0.39)%	7,436
First Midwest Bancorp, Inc.	743	(0.34)%	7,075
Old National Bancorp	2,008	(0.92)%	6,997
Global Net Lease, Inc.	970	(0.45)%	6,758
Alexandria Real Estate Equities, Inc.	356	(1.70)%	5,709
CareTrust REIT, Inc.	1,034	(0.53)%	5,616
Valley National Bancorp	1,512	(0.39)%	4,730
Northwest Bancshares, Inc.	872	(0.35)%	4,641
Washington Real Estate Investment Trust	1,145	(0.95)%	4,284
Glacier Bancorp, Inc.	576	(0.68)%	3,951
CME Group, Inc. — Class A	115	(0.69)%	3,793
CenterState Bank Corp.	548	(0.33)%	3,583
Agree Realty Corp.	710	(1.53)%	3,560
Arthur J Gallagher & Co.	626	(1.78)%	3,409
EastGroup Properties, Inc.	274	(1.00)%	3,258
UMB Financial Corp.	199	(0.32)%	3,161
Healthcare Realty Trust, Inc.	549	(0.53)%	2,561
Medical Properties Trust, Inc.	668	(0.40)%	2,554
Brown & Brown, Inc.	1,318	(1.66)%	2,437
National Storage Affiliates Trust	521	(0.54)%	2,287
Sun Communities, Inc.	340	(1.48)%	1,599
Columbia Financial, Inc.	1,110	(0.56)%	828
American Tower Corp. — Class A	99	(0.75)%	534
RLI Corp.	611	(1.87)%	111
Progressive Corp.	269	(0.69)%	(14)
Rexford Industrial Realty, Inc.	1,542	(2.21)%	(1,815)
Crown Castle International Corp.	268	(1.35)%	(2,140)
QTS Realty Trust, Inc. — Class A	686	(1.39)%	(3,787)
Terreno Realty Corp.	1,122	(2.02)%	(5,004)
Equinix, Inc.	49	(1.07)%	(5,483)
Easterly Government Properties, Inc.	3,031	(2.60)%	(8,465)
SBA Communications Corp.	215	(2.02)%	(9,583)
Total Financial			188,074
Utilities
Dominion Energy, Inc.	368	(0.93)%	2,476
WEC Energy Group, Inc.	335	(1.03)%	2,428
Sempra Energy	72	(0.28)%	2,420
Eversource Energy	254	(0.69)%	2,379
MGE Energy, Inc.	209	(0.48)%	2,091
American Water Works Company, Inc.	330	(1.38)%	1,435
American States Water Co.	387	(1.10)%	1,407
Alliant Energy Corp.	197	(0.33)%	911
Atmos Energy Corp.	145	(0.50)%	609
California Water Service Group	539	(0.95)%	590
NextEra Energy, Inc.	118	(0.99)%	(2,365)
Total Utilities			14,381
Technology
Autodesk, Inc.	192	(1.05)%	4,817
Broadcom, Inc.	94	(0.78)%	4,582
Twilio, Inc. — Class A	218	(0.68)%	4,225
Paychex, Inc.	178	(0.39)%	4,051
Workday, Inc. — Class A	46	(0.21)%	3,175
Elastic N.V.	207	(0.40)%	3,114
HubSpot, Inc.	124	(0.58)%	2,961
salesforce.com, Inc.	300	(1.51)%	2,391
Leidos Holdings, Inc.	198	(0.63)%	1,893
CACI International, Inc. — Class A	141	(1.04)%	1,846
Alteryx, Inc. — Class A	156	(0.52)%	1,807
EPAM Systems, Inc.	141	(0.91)%	1,579
Workiva, Inc.	346	(0.39)%	1,542
ServiceNow, Inc.	65	(0.65)%	1,410
Coupa Software, Inc.	76	(0.37)%	1,023
Fair Isaac Corp.	21	(0.23)%	902
MongoDB, Inc.	86	(0.41)%	865
Paycom Software, Inc.	29	(0.20)%	783
Black Knight, Inc.	510	(1.03)%	581
Veeva Systems, Inc. — Class A	45	(0.25)%	317
Smartsheet, Inc. — Class A	325	(0.47)%	215
Tyler Technologies, Inc.	38	(0.39)%	(308)
ANSYS, Inc.	31	(0.25)%	(508)
Appfolio, Inc. — Class A	55	(0.21)%	(626)
Splunk, Inc.	166	(0.73)%	(1,230)
Monolithic Power Systems, Inc.	46	(0.27)%	(1,669)
Five9, Inc.	170	(0.45)%	(2,983)
RingCentral, Inc. — Class A	44	(0.33)%	(3,647)
Total Technology			33,108
Consumer, Non-cyclical
Equifax, Inc.	391	(1.63)%	11,129
Gartner, Inc.	146	(0.51)%	8,562
PayPal Holdings, Inc.	397	(1.33)%	3,506
CoStar Group, Inc.	53	(1.09)%	2,260
Verisk Analytics, Inc. — Class A	177	(0.86)%	2,146
MarketAxess Holdings, Inc.	49	(0.57)%	425
Avalara, Inc.	318	(0.83)%	(377)
ResMed, Inc.	45	(0.23)%	(639)
Rollins, Inc.	1,098	(1.38)%	(1,187)
Total Consumer, Non-cyclical			25,825
Industrial
TransDigm Group, Inc.	169	(1.89)%	23,861
Waste Management, Inc.	493	(1.59)%	11,688
Materion Corp.	325	(0.40)%	9,809
HEICO Corp.	132	(0.34)%	7,205
Tetra Tech, Inc.	352	(0.87)%	5,892
Roper Technologies, Inc.	81	(0.88)%	4,340
Sonoco Products Co.	405	(0.65)%	3,954
Casella Waste Systems, Inc. — Class A	610	(0.83)%	3,795

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Republic Services, Inc. — Class A	212	(0.55)%	$3,365
Ball Corp.	592	(1.33)%	2,147
Exponent, Inc.	513	(1.29)%	70
Total Industrial			76,126
Basic Materials
PPG Industries, Inc.	301	(0.88)%	9,536
Compass Minerals International, Inc.	508	(0.68)%	9,395
Kaiser Aluminum Corp.	276	(0.67)%	7,414
Linde plc	204	(1.23)%	6,410
Southern Copper Corp.	347	(0.34)%	4,884
RPM International, Inc.	720	(1.49)%	4,133
Sherwin-Williams Co.	52	(0.83)%	2,507
Balchem Corp.	541	(1.86)%	(1,100)
Newmont Corp.	1,213	(1.92)%	(1,622)
Total Basic Materials			41,557
Communications
8x8, Inc.	1,237	(0.60)%	7,846
Q2 Holdings, Inc.	312	(0.64)%	5,047
Proofpoint, Inc.	221	(0.79)%	2,176
Trade Desk, Inc. — Class A	23	(0.15)%	942
Okta, Inc.	122	(0.52)%	325
Total Communications			16,336
Consumer, Cyclical
Copart, Inc.	674	(1.61)%	17,951
Total GS Long/Short Equity Short Custom Basket			$413,358

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2020.
[2]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2020.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,605,070	$—	$—	$11,605,070
Rights	22,249	—	—	22,249
Mutual Funds	8,148,216	—	—	8,148,216
Closed-End Funds	2,299,694	—	—	2,299,694
U.S. Treasury Bills	—	5,072,462	—	5,072,462
Repurchase Agreements	—	3,207,710	—	3,207,710
Securities Lending Collateral	280,063	—	—	280,063
Interest Rate Futures Contracts**	136,294	27,508	—	163,802
Currency Futures Contracts**	166,941	—	—	166 941
Equity Futures Contracts**	202,847	—	—	202,847
Commodity Futures Contracts**	1,123,957	—	—	1,123,957
Equity Custom Basket Swap Agreements**	—	4,200,190	—	4,200,190
Total Assets	$23,985,331	$12,507,870	$—	$36,493,201

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,879,931	$—	$—	$1,879,931
Exchange-Traded Funds	2,561,788	—	—	2,561,788
Options Written	723	—	—	723
Interest Rate Futures Contracts**	—	2,019	—	2,019
CurrencyFutures Contracts**	10,067	—	—	10,067
Equity Futures Contracts**	4,144	—	—	4,144
Commodity Futures Contracts**	661,550	—	—	661,550
Equity Custom Basket Swap Agreements**	—	3,149,164	—	3,149,164
Total Liabilities	$5,118,203	$3,151,183	$—	$8,269,386

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,223,473	$16,114	$(1,100,000)	$(25,631)	$(54,000)	$2,059,956	85,653	$16,297
Guggenheim Strategy Fund III	2,969,422	12,681	(600,000)	(7,279)	(55,025)	2,319,799	96,377	12,827
Guggenheim Ultra Short Duration Fund — Institutional Class	3,557,751	15,461	(1,800,000)	4,647	(30,573)	1,747,286	178,842	15,628
Guggenheim Variable Insurance Strategy Fund III	3,372,100	11,580	(1,300,000)	(16,270)	(46,235)	2,021,175	84,181	11,770
	$13,122,746	$55,836	$(4,800,000)	$(44,533)	$(185,833)	$8,148,216		$56,522

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 30.3%
Technology - 13.3%
Microsoft Corp.	6,747	$1,064,069
Apple, Inc.	3,930	999,360
Intel Corp.	4,908	265,621
NVIDIA Corp.	690	181,884
Adobe, Inc.*	546	173,759
Broadcom, Inc.	447	105,984
Texas Instruments, Inc.	1,055	105,426
QUALCOMM, Inc.	1,288	87,133
Fiserv, Inc.*	768	72,952
Intuit, Inc.	294	67,620
Advanced Micro Devices, Inc.*	1,256	57,123
Micron Technology, Inc.*	1,249	52,533
Activision Blizzard, Inc.	867	51,569
Applied Materials, Inc.	1,042	47,744
Lam Research Corp.	164	39,360
Autodesk, Inc.*	248	38,713
Analog Devices, Inc.	415	37,205
Electronic Arts, Inc.*	330	33,056
Cognizant Technology Solutions Corp. — Class A	618	28,718
NetEase, Inc. ADR	82	26,319
NXP Semiconductor N.V.	315	26,123
KLA Corp.	178	25,586
Paychex, Inc.	405	25,483
Workday, Inc. — Class A*	185	24,091
Cerner Corp.	354	22,299
Xilinx, Inc.	284	22,135
ANSYS, Inc.*	95	22,085
ASML Holding N.V. — Class G	84	21,978
Synopsys, Inc.*	170	21,894
Splunk, Inc.*	171	21,585
Citrix Systems, Inc.	148	20,949
Cadence Design Systems, Inc.*	317	20,935
Microchip Technology, Inc.	270	18,306
Check Point Software Technologies Ltd.*	173	17,393
Skyworks Solutions, Inc.	193	17,250
Take-Two Interactive Software, Inc.*	128	15,182
Maxim Integrated Products, Inc.	306	14,874
Western Digital Corp.	335	13,943
NetApp, Inc.	259	10,798
Total Technology		3,919,037
Communications - 10.0%
Amazon.com, Inc.*	438	853,977
Facebook, Inc. — Class A*	2,128	354,950
Alphabet, Inc. — Class C*	304	353,494
Alphabet, Inc. — Class A*	304	353,233
Cisco Systems, Inc.	4,787	188,177
Netflix, Inc.*	494	185,497
Comcast Corp. — Class A	5,122	176,094
Charter Communications, Inc. — Class A*	242	105,587
T-Mobile US, Inc.*	965	80,963
Booking Holdings, Inc.*	48	64,575
JD.com, Inc. ADR*	1,046	42,363
Baidu, Inc. ADR*	312	31,447
eBay, Inc.	918	27,595
MercadoLibre, Inc.*	56	27,361
Sirius XM Holdings, Inc.	4,992	24,661
VeriSign, Inc.*	133	23,952
CDW Corp.	162	15,110
Trip.com Group Ltd. ADR*	591	13,859
Fox Corp. — Class A	400	9,452
Expedia Group, Inc.	158	8,891
Liberty Global plc — Class C*	495	7,776
Fox Corp. — Class B	301	6,887
Liberty Global plc — Class A*	205	3,385
Total Communications		2,959,286
Consumer, Non-cyclical - 4.3%
PepsiCo, Inc.	1,573	188,917
Amgen, Inc.	670	135,829
PayPal Holdings, Inc.*	1,324	126,760
Gilead Sciences, Inc.	1,427	106,683
Mondelez International, Inc. — Class A	1,624	81,330
Vertex Pharmaceuticals, Inc.*	290	69,005
Automatic Data Processing, Inc.	488	66,700
Intuitive Surgical, Inc.*	131	64,872
Biogen, Inc.*	204	64,542
Regeneron Pharmaceuticals, Inc.*	122	59,571
Illumina, Inc.*	167	45,611
Monster Beverage Corp.*	607	34,150
Kraft Heinz Co.	1,377	34,067
Verisk Analytics, Inc. — Class A	186	25,924
CoStar Group, Inc.*	42	24,663
IDEXX Laboratories, Inc.*	97	23,497
Alexion Pharmaceuticals, Inc.*	250	22,448
Seattle Genetics, Inc.*	193	22,268
Cintas Corp.	117	20,267
Incyte Corp.*	243	17,795
BioMarin Pharmaceutical, Inc.*	203	17,153
Align Technology, Inc.*	89	15,482
Total Consumer, Non-cyclical		1,267,534
Consumer, Cyclical - 2.1%
Costco Wholesale Corp.	499	142,280
Tesla, Inc.*	204	106,896
Starbucks Corp.	1,332	87,566
Walgreens Boots Alliance, Inc.	1,007	46,070
Ross Stores, Inc.	409	35,571
Marriott International, Inc. — Class A	369	27,605
Lululemon Athletica, Inc.*	139	26,347
O'Reilly Automotive, Inc.*	85	25,589
PACCAR, Inc.	390	23,841
Fastenal Co.	647	20,219
Dollar Tree, Inc.*	267	19,617
Copart, Inc.*	262	17,952
Ulta Beauty, Inc.*	66	11,596
United Airlines Holdings, Inc.*	286	9,023
American Airlines Group, Inc.	494	6,022
Total Consumer, Cyclical		606,194
Utilities - 0.3%
Exelon Corp.	1,098	40,417
Xcel Energy, Inc.	605	36,482
Total Utilities		76,899
Industrial - 0.2%
CSX Corp.	883	50,596

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Financial - 0.1%
Willis Towers Watson plc	146	$24,798
Total Common Stocks
(Cost $8,375,491)		8,904,344

MUTUAL FUNDS† - 39.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	613,304	5,991,981
Guggenheim Strategy Fund II1	235,773	5,670,331
Total Mutual Funds
(Cost $11,923,874)		11,662,312

	Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$759,000	758,966
Total U.S. Treasury Bills
(Cost $758,690)		758,966

REPURCHASE AGREEMENTS††,4 - 18.7%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[5]	3,973,888	3,973,888
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[5]	1,528,419	1,528,419
Total Repurchase Agreements
(Cost $5,502,307)		5,502,307
Total Investments - 91.2%
(Cost $26,560,362)		$26,827,929
Other Assets & Liabilities, net - 8.8%		2,598,127
Total Net Assets - 100.0%		$29,426,056

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	25	Jun 2020	$3,898,750	$313,398

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	1.14% (1 Week USD LIBOR + 0.55%)	At Maturity	04/28/20	2,956	$23,097,802	$173,431
BNP Paribas	NASDAQ-100 Index	1.64% (1 Month USD LIBOR + 0.65%)	At Maturity	04/29/20	500	3,903,240	(41,778)
Barclays Bank plc	NASDAQ-100 Index	1.09% (1 Week USD LIBOR + 0.50%)	At Maturity	04/30/20	2,401	18,757,700	(181,268)
						$45,758,742	$(49,615)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

LIBOR – London Interbank Offered Rate

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,904,344	$—	$—	$8,904,344
Mutual Funds	11,662,312	—	—	11,662,312
U.S. Treasury Bills	—	758,966	—	758,966
Repurchase Agreements	—	5,502,307	—	5,502,307
Equity Futures Contracts**	313,398	—	—	313,398
Equity Index Swap Agreements**	—	173,431	—	173,431
Total Assets	$20,880,054	$6,434,704	$—	$27,314,758

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$223,046	$—	$223,046

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$28,096,247	$769,376	$(23,000,000)	$(187,695)	$(7,597)	$5,670,331	235,773	$120,739
Guggenheim Ultra Short Duration Fund — Institutional Class	29,240,701	367,169	(23,500,000)	(69,000)	(46,889)	5,991,981	613,304	118,535
	$57,336,948	$1,136,545	$(46,500,000)	$(256,695)	$(54,486)	$11,662,312		$239,274

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 22.4%
Technology - 9.9%
Microsoft Corp.	12,611	$1,988,881
Apple, Inc.	7,345	1,867,760
Intel Corp.	9,173	496,443
NVIDIA Corp.	1,291	340,308
Adobe, Inc.*	1,021	324,923
Broadcom, Inc.	836	198,216
Texas Instruments, Inc.	1,971	196,962
QUALCOMM, Inc.	2,408	162,901
Fiserv, Inc.*	1,434	136,216
Intuit, Inc.	549	126,270
Advanced Micro Devices, Inc.*	2,348	106,787
Micron Technology, Inc.*	2,335	98,210
Activision Blizzard, Inc.	1,620	96,357
Applied Materials, Inc.	1,948	89,257
Lam Research Corp.	306	73,440
Autodesk, Inc.*	463	72,274
Analog Devices, Inc.	777	69,658
Electronic Arts, Inc.*	616	61,705
Cognizant Technology Solutions Corp. — Class A	1,155	53,673
NetEase, Inc. ADR	154	49,428
NXP Semiconductor N.V.	589	48,846
KLA Corp.	333	47,866
Paychex, Inc.	755	47,505
Workday, Inc. — Class A*	346	45,056
Cerner Corp.	662	41,699
ANSYS, Inc.*	178	41,380
Xilinx, Inc.	530	41,308
Synopsys, Inc.*	317	40,826
ASML Holding N.V. — Class G	156	40,816
Splunk, Inc.*	319	40,267
Cadence Design Systems, Inc.*	592	39,096
Citrix Systems, Inc.	275	38,926
Microchip Technology, Inc.	504	34,171
Check Point Software Technologies Ltd.*	321	32,273
Skyworks Solutions, Inc.	359	32,087
Take-Two Interactive Software, Inc.*	239	28,348
Maxim Integrated Products, Inc.	571	27,756
Western Digital Corp.	627	26,096
NetApp, Inc.	481	20,053
Total Technology		7,324,044
Communications - 7.4%
Amazon.com, Inc.*	820	1,598,771
Facebook, Inc. — Class A*	3,978	663,530
Alphabet, Inc. — Class C*	568	660,476
Alphabet, Inc. — Class A*	568	659,988
Cisco Systems, Inc.	8,946	351,667
Netflix, Inc.*	924	346,962
Comcast Corp. — Class A	9,573	329,120
Charter Communications, Inc. — Class A*	453	197,648
T-Mobile US, Inc.*	1,804	151,356
Booking Holdings, Inc.*	88	118,388
JD.com, Inc. ADR*	1,955	79,178
Baidu, Inc. ADR*	583	58,761
eBay, Inc.	1,716	51,583
MercadoLibre, Inc.*	105	51,301
Sirius XM Holdings, Inc.	9,329	46,085
VeriSign, Inc.*	248	44,662
CDW Corp.	303	28,261
Trip.com Group Ltd. ADR*	1,103	25,865
Fox Corp. — Class A	748	17,675
Expedia Group, Inc.	294	16,543
Liberty Global plc — Class C*	925	14,532
Fox Corp. — Class B	561	12,836
Liberty Global plc — Class A*	383	6,323
Total Communications		5,531,511
Consumer, Non-cyclical - 3.2%
PepsiCo, Inc.	2,941	353,214
Amgen, Inc.	1,253	254,021
PayPal Holdings, Inc.*	2,476	237,052
Gilead Sciences, Inc.	2,668	199,460
Mondelez International, Inc. — Class A	3,036	152,043
Vertex Pharmaceuticals, Inc.*	542	128,969
Automatic Data Processing, Inc.	912	124,652
Intuitive Surgical, Inc.*	244	120,831
Biogen, Inc.*	381	120,541
Regeneron Pharmaceuticals, Inc.*	228	111,330
Illumina, Inc.*	310	84,667
Monster Beverage Corp.*	1,134	63,799
Kraft Heinz Co.	2,575	63,705
Verisk Analytics, Inc. — Class A	346	48,226
CoStar Group, Inc.*	77	45,215
IDEXX Laboratories, Inc.*	181	43,845
Alexion Pharmaceuticals, Inc.*	467	41,932
Seattle Genetics, Inc.*	361	41,652
Cintas Corp.	218	37,762
Incyte Corp.*	454	33,246
BioMarin Pharmaceutical, Inc.*	379	32,026
Align Technology, Inc.*	166	28,876
Total Consumer, Non-cyclical		2,367,064
Consumer, Cyclical - 1.5%
Costco Wholesale Corp.	932	265,741
Tesla, Inc.*	380	199,120
Starbucks Corp.	2,490	163,693
Walgreens Boots Alliance, Inc.	1,882	86,101
Ross Stores, Inc.	763	66,358
Marriott International, Inc. — Class A	689	51,544
Lululemon Athletica, Inc.*	260	49,283
O'Reilly Automotive, Inc.*	160	48,168
PACCAR, Inc.	729	44,564
Fastenal Co.	1,209	37,781
Dollar Tree, Inc.*	499	36,662
Copart, Inc.*	490	33,575
Ulta Beauty, Inc.*	124	21,787
United Airlines Holdings, Inc.*	534	16,848
American Airlines Group, Inc.	924	11,263
Total Consumer, Cyclical		1,132,488
Utilities - 0.2%
Exelon Corp.	2,050	75,461
Xcel Energy, Inc.	1,131	68,199
Total Utilities		143,660
Industrial - 0.1%
CSX Corp.	1,650	94,545

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 22.4% (continued)
Financial - 0.1%
Willis Towers Watson plc	271	$46,029
Total Common Stocks
(Cost $11,515,610)		16,639,341

MUTUAL FUNDS† - 39.7%
Guggenheim Strategy Fund II1	724,007	17,412,378
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,232,038	12,037,008
Total Mutual Funds
(Cost $30,264,566)		29,449,386

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$986,000	985,956
Total U.S. Treasury Bills
(Cost $985,597)		985,956

REPURCHASE AGREEMENTS††,4 - 13.1%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[5]	6,996,757	6,996,757
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[5]	2,691,060	2,691,060
Total Repurchase Agreements
(Cost $9,687,817)		9,687,817
Total Investments - 76.5%
(Cost $52,453,590)		$56,762,500
Other Assets & Liabilities, net - 23.5%		17,426,178
Total Net Assets - 100.0%		$74,188,678

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	80	Jun 2020	$12,476,000	$952,419

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	1.64% (1 Month USD LIBOR + 0.65%)	At Maturity	04/29/20	562	$4,389,289	$(46,979)
Goldman Sachs International	NASDAQ-100 Index	1.14% (1 Week USD LIBOR + 0.55%)	At Maturity	04/28/20	3,256	25,442,491	(143,231)
Barclays Bank plc	NASDAQ-100 Index	1.09% (1 Week USD LIBOR + 0.50%)	At Maturity	04/30/20	1,922	15,016,353	(145,112)
						$44,848,133	$(335,322)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

ADR — American Depositary Receipt

LIBOR – London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,639,341	$—	$—	$16,639,341
Mutual Funds	29,449,386	—	—	29,449,386
U.S. Treasury Bills	—	985,956	—	985,956
Repurchase Agreements	—	9,687,817	—	9,687,817
Equity Futures Contracts**	952,419	—	—	952,419
Total Assets	$47,041,146	$10,673,773	$—	$57,714,919

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$335,322	$—	$335,322

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$25,485,051	$580,566	$(8,000,000)	$(261,823)	$(391,416)	$17,412,378	724,007	$132,007
Guggenheim Ultra Short Duration Fund — Institutional Class	23,136,219	113,247	(10,800,000)	(217,058)	(195,400)	12,037,008	1,232,038	114,328
	$48,621,270	$693,813	$(18,800,000)	$(478,881)	$(586,816)	$29,449,386		$246,335

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 31.3%
Consumer, Non-cyclical - 7.4%
Johnson & Johnson	553	$72,515
Procter & Gamble Co.	525	57,750
UnitedHealth Group, Inc.	200	49,876
Merck & Company, Inc.	535	41,163
Pfizer, Inc.	1,164	37,993
Coca-Cola Co.	811	35,887
PepsiCo, Inc.	293	35,189
Abbott Laboratories	371	29,276
Bristol-Myers Squibb Co.	493	27,480
Amgen, Inc.	125	25,341
Medtronic plc	281	25,341
Eli Lilly & Co.	177	24,553
Philip Morris International, Inc.	327	23,858
Thermo Fisher Scientific, Inc.	84	23,822
AbbVie, Inc.	311	23,695
PayPal Holdings, Inc.*	247	23,648
Gilead Sciences, Inc.	266	19,886
Danaher Corp.	134	18,547
CVS Health Corp.	274	16,256
Altria Group, Inc.	393	15,197
Mondelez International, Inc. — Class A	303	15,174
Cigna Corp.	78	13,820
Becton Dickinson and Co.	57	13,097
Vertex Pharmaceuticals, Inc.*	54	12,849
S&P Global, Inc.	51	12,498
Automatic Data Processing, Inc.	90	12,301
Allergan plc	69	12,220
Anthem, Inc.	53	12,033
Biogen, Inc.*	38	12,023
Colgate-Palmolive Co.	180	11,945
Intuitive Surgical, Inc.*	24	11,885
Zoetis, Inc.	100	11,769
Stryker Corp.	68	11,321
Boston Scientific Corp.*	293	9,561
Kimberly-Clark Corp.	72	9,207
Global Payments, Inc.	63	9,086
Humana, Inc.	28	8,793
Baxter International, Inc.	107	8,687
Illumina, Inc.*	31	8,467
Regeneron Pharmaceuticals, Inc.*	17	8,301
Edwards Lifesciences Corp.*	44	8,299
Estee Lauder Companies, Inc. — Class A	46	7,329
Centene Corp.*	122	7,248
Moody's Corp.	34	7,191
General Mills, Inc.	127	6,702
Kroger Co.	168	5,060
IHS Markit Ltd.	84	5,040
HCA Healthcare, Inc.	56	5,032
Sysco Corp.	107	4,882
Constellation Brands, Inc. — Class A	34	4,874
Verisk Analytics, Inc. — Class A	34	4,739
McKesson Corp.	34	4,599
Clorox Co.	26	4,504
Monster Beverage Corp.*	80	4,501
ResMed, Inc.	30	4,419
IDEXX Laboratories, Inc.*	18	4,360
Zimmer Biomet Holdings, Inc.	43	4,346
Alexion Pharmaceuticals, Inc.*	46	4,130
Archer-Daniels-Midland Co.	117	4,116
Hershey Co.	31	4,108
IQVIA Holdings, Inc.*	38	4,099
Corteva, Inc.	158	3,713
McCormick & Company, Inc.	26	3,671
Tyson Foods, Inc. — Class A	61	3,530
FleetCor Technologies, Inc.*	18	3,358
Church & Dwight Company, Inc.	52	3,337
Kraft Heinz Co.	131	3,241
Kellogg Co.	52	3,120
Equifax, Inc.	26	3,106
Conagra Brands, Inc.	102	2,993
Cintas Corp.	17	2,945
Teleflex, Inc.	10	2,929
Cardinal Health, Inc.	61	2,924
AmerisourceBergen Corp. — Class A	32	2,832
Incyte Corp.*	38	2,783
Cooper Companies, Inc.	10	2,757
Hormel Foods Corp.	58	2,705
JM Smucker Co.	24	2,664
MarketAxess Holdings, Inc.	8	2,661
Laboratory Corporation of America Holdings*	20	2,528
STERIS plc	18	2,519
Align Technology, Inc.*	14	2,435
Quest Diagnostics, Inc.	28	2,248
Brown-Forman Corp. — Class B	38	2,109
Hologic, Inc.*	56	1,966
Varian Medical Systems, Inc.*	18	1,848
Avery Dennison Corp.	18	1,834
Gartner, Inc.*	18	1,792
Dentsply Sirona, Inc.	46	1,786
Lamb Weston Holdings, Inc.	31	1,770
Universal Health Services, Inc. — Class B	17	1,684
Campbell Soup Co.	35	1,616
Mylan N.V.*	108	1,610
Henry Schein, Inc.*	31	1,566
Molson Coors Beverage Co. — Class B	40	1,561
United Rentals, Inc.*	15	1,543
ABIOMED, Inc.*	10	1,452
Perrigo Company plc	29	1,395
DaVita, Inc.*	18	1,369
Rollins, Inc.	29	1,048
Quanta Services, Inc.	30	952
Robert Half International, Inc.	25	944
Nielsen Holdings plc	75	940
H&R Block, Inc.	41	577
Coty, Inc. — Class A	62	320
Total Consumer, Non-cyclical		1,058,569
Technology - 6.6%
Microsoft Corp.	1,605	253,125
Apple, Inc.	878	223,267
Intel Corp.	914	49,466
NVIDIA Corp.	128	33,741
Adobe, Inc.*	102	32,460
salesforce.com, Inc.*	187	26,924

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 31.3% (continued)
Technology - 6.6% (continued)
Oracle Corp.	456	$22,039
Accenture plc — Class A	133	21,714
International Business Machines Corp.	186	20,633
Broadcom, Inc.	84	19,916
Texas Instruments, Inc.	196	19,586
QUALCOMM, Inc.	240	16,236
Fidelity National Information Services, Inc.	129	15,692
Intuit, Inc.	55	12,650
ServiceNow, Inc.*	40	11,463
Fiserv, Inc.*	120	11,399
Advanced Micro Devices, Inc.*	246	11,188
Micron Technology, Inc.*	232	9,758
Activision Blizzard, Inc.	161	9,576
Applied Materials, Inc.	195	8,935
Lam Research Corp.	31	7,440
Autodesk, Inc.*	46	7,181
Analog Devices, Inc.	77	6,903
Electronic Arts, Inc.*	61	6,110
HP, Inc.	312	5,416
Cognizant Technology Solutions Corp. — Class A	115	5,344
MSCI, Inc. — Class A	18	5,201
KLA Corp.	32	4,600
Paychex, Inc.	67	4,216
Cerner Corp.	66	4,157
Synopsys, Inc.*	32	4,121
Xilinx, Inc.	52	4,053
ANSYS, Inc.*	17	3,952
Cadence Design Systems, Inc.*	58	3,830
Citrix Systems, Inc.	24	3,397
Microchip Technology, Inc.	50	3,390
Skyworks Solutions, Inc.	35	3,128
Akamai Technologies, Inc.*	34	3,111
Fortinet, Inc.*	30	3,035
Take-Two Interactive Software, Inc.*	24	2,847
Maxim Integrated Products, Inc.	57	2,771
Hewlett Packard Enterprise Co.	272	2,641
Western Digital Corp.	62	2,581
Leidos Holdings, Inc.	28	2,566
Jack Henry & Associates, Inc.	16	2,484
Seagate Technology plc	48	2,342
Broadridge Financial Solutions, Inc.	24	2,276
Paycom Software, Inc.*	10	2,020
Zebra Technologies Corp. — Class A*	11	2,019
NetApp, Inc.	48	2,001
Qorvo, Inc.*	24	1,935
IPG Photonics Corp.*	7	772
Xerox Holdings Corp.	39	739
DXC Technology Co.	54	705
Total Technology		949,052
Communications - 5.0%
Amazon.com, Inc.*	88	171,575
Facebook, Inc. — Class A*	506	84,401
Alphabet, Inc. — Class A*	63	73,203
Alphabet, Inc. — Class C*	62	72,094
Verizon Communications, Inc.	869	46,691
AT&T, Inc.	1,536	44,774
Walt Disney Co.	379	36,611
Cisco Systems, Inc.	892	35,065
Netflix, Inc.*	91	34,170
Comcast Corp. — Class A	955	32,833
Charter Communications, Inc. — Class A*	32	13,962
Booking Holdings, Inc.*	9	12,108
T-Mobile US, Inc.*	66	5,537
eBay, Inc.	161	4,840
Motorola Solutions, Inc.	35	4,652
Twitter, Inc.*	163	4,003
VeriSign, Inc.*	22	3,962
Corning, Inc.	162	3,328
CDW Corp.	30	2,798
Omnicom Group, Inc.	46	2,525
NortonLifeLock, Inc.	121	2,264
Arista Networks, Inc.*	11	2,228
CenturyLink, Inc.	206	1,949
Fox Corp. — Class A	75	1,772
Expedia Group, Inc.	29	1,632
ViacomCBS, Inc. — Class B	114	1,597
F5 Networks, Inc.*	13	1,386
Juniper Networks, Inc.	70	1,340
Interpublic Group of Companies, Inc.	82	1,328
Discovery, Inc. — Class C*	70	1,228
DISH Network Corp. — Class A*	54	1,080
Fox Corp. — Class B	34	778
News Corp. — Class A	82	736
Discovery, Inc. — Class A*	32	622
News Corp. — Class B	26	234
Total Communications		709,306
Financial - 4.9%
Berkshire Hathaway, Inc. — Class B*	412	75,326
JPMorgan Chase & Co.	660	59,420
Visa, Inc. — Class A	360	58,003
Mastercard, Inc. — Class A	187	45,172
Bank of America Corp.	1,703	36,155
Wells Fargo & Co.	810	23,247
American Tower Corp. — Class A REIT	92	20,033
Citigroup, Inc.	459	19,333
CME Group, Inc. — Class A	75	12,968
Crown Castle International Corp. REIT	87	12,563
Prologis, Inc. REIT	156	12,538
American Express Co.	141	12,071
Equinix, Inc. REIT	18	11,242
BlackRock, Inc. — Class A	25	10,999
Chubb Ltd.	95	10,611
Goldman Sachs Group, Inc.	67	10,358
U.S. Bancorp	298	10,266
Intercontinental Exchange, Inc.	117	9,448
Marsh & McLennan Companies, Inc.	106	9,165
Progressive Corp.	122	9,008
PNC Financial Services Group, Inc.	91	8,710
Truist Financial Corp.	281	8,666

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 31.3% (continued)
Financial - 4.9% (continued)
Morgan Stanley	245	$8,330
Aon plc	49	8,087
Charles Schwab Corp.	240	8,069
Digital Realty Trust, Inc. REIT	55	7,640
SBA Communications Corp. REIT	24	6,479
Public Storage REIT	32	6,355
Allstate Corp.	68	6,238
Bank of New York Mellon Corp.	177	5,961
Travelers Companies, Inc.	54	5,365
Aflac, Inc.	154	5,273
MetLife, Inc.	164	5,014
Capital One Financial Corp.	98	4,941
T. Rowe Price Group, Inc.	49	4,785
Willis Towers Watson plc	27	4,586
Equity Residential REIT	73	4,505
Prudential Financial, Inc.	85	4,432
American International Group, Inc.	182	4,414
AvalonBay Communities, Inc. REIT	29	4,268
State Street Corp.	76	4,048
Welltower, Inc. REIT	85	3,891
Alexandria Real Estate Equities, Inc. REIT	26	3,564
Simon Property Group, Inc. REIT	64	3,511
Northern Trust Corp.	44	3,320
Arthur J Gallagher & Co.	39	3,179
Essex Property Trust, Inc. REIT	14	3,083
M&T Bank Corp.	28	2,896
First Republic Bank	35	2,880
Ameriprise Financial, Inc.	27	2,767
Boston Properties, Inc. REIT	30	2,767
Hartford Financial Services Group, Inc.	76	2,678
Weyerhaeuser Co. REIT	157	2,661
Realty Income Corp. REIT	53	2,643
CBRE Group, Inc. — Class A*	70	2,640
Extra Space Storage, Inc. REIT	27	2,585
Duke Realty Corp. REIT	77	2,493
Healthpeak Properties, Inc. REIT	104	2,480
Mid-America Apartment Communities, Inc. REIT	24	2,473
Cincinnati Financial Corp.	32	2,414
Discover Financial Services	66	2,354
Nasdaq, Inc.	24	2,279
UDR, Inc. REIT	61	2,229
Fifth Third Bancorp	149	2,213
KeyCorp	207	2,147
Ventas, Inc. REIT	78	2,090
Cboe Global Markets, Inc.	23	2,053
Synchrony Financial	119	1,915
Loews Corp.	54	1,881
Regions Financial Corp.	202	1,812
Huntington Bancshares, Inc.	217	1,782
Everest Re Group Ltd.	9	1,732
Citizens Financial Group, Inc.	92	1,730
Principal Financial Group, Inc.	54	1,692
SVB Financial Group*	11	1,662
Host Hotels & Resorts, Inc. REIT	150	1,656
Raymond James Financial, Inc.	26	1,643
WR Berkley Corp.	31	1,617
E*TRADE Financial Corp.	47	1,613
Western Union Co.	87	1,577
Globe Life, Inc.	20	1,439
Iron Mountain, Inc. REIT	60	1,428
Assurant, Inc.	13	1,353
Regency Centers Corp. REIT	34	1,307
Vornado Realty Trust REIT	33	1,195
Federal Realty Investment Trust REIT	15	1,119
Lincoln National Corp.	42	1,105
Apartment Investment & Management Co. — Class A REIT	31	1,090
People's United Financial, Inc.	93	1,028
Franklin Resources, Inc.	58	968
Zions Bancorp North America	36	963
Comerica, Inc.	30	880
Kimco Realty Corp. REIT	89	861
SL Green Realty Corp. REIT	17	733
Invesco Ltd.	78	708
Unum Group	43	645
Alliance Data Systems Corp.	9	303
Total Financial		703,819
Industrial - 2.5%
Union Pacific Corp.	145	20,451
Honeywell International, Inc.	150	20,068
Lockheed Martin Corp.	52	17,625
Boeing Co.	113	16,853
3M Co.	121	16,518
United Technologies Corp.	171	16,130
General Electric Co.	1,837	14,586
United Parcel Service, Inc. — Class B	147	13,733
Caterpillar, Inc.	116	13,461
Northrop Grumman Corp.	32	9,682
CSX Corp.	163	9,340
Deere & Co.	66	9,118
Illinois Tool Works, Inc.	61	8,669
L3Harris Technologies, Inc.	46	8,285
Norfolk Southern Corp.	55	8,030
Raytheon Co.	58	7,607
Waste Management, Inc.	82	7,590
Roper Technologies, Inc.	22	6,860
Eaton Corporation plc	87	6,759
General Dynamics Corp.	49	6,483
Emerson Electric Co.	128	6,099
FedEx Corp.	50	6,063
Agilent Technologies, Inc.	64	4,584
Amphenol Corp. — Class A	62	4,519
Ball Corp.	69	4,462
TE Connectivity Ltd.	70	4,409
Johnson Controls International plc	162	4,368
Trane Technologies plc	50	4,130
Rockwell Automation, Inc.	24	3,622
Parker-Hannifin Corp.	27	3,503
AMETEK, Inc.	48	3,457
Mettler-Toledo International, Inc.*	5	3,452
Fortive Corp.	62	3,422

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 31.3% (continued)
Industrial - 2.5% (continued)
Keysight Technologies, Inc.*	40	$3,347
Republic Services, Inc. — Class A	44	3,303
TransDigm Group, Inc.	10	3,202
Stanley Black & Decker, Inc.	32	3,200
Vulcan Materials Co.	28	3,026
Amcor plc	341	2,769
Old Dominion Freight Line, Inc.	21	2,691
Dover Corp.	31	2,602
Waters Corp.*	14	2,549
Kansas City Southern	20	2,543
Xylem, Inc.	38	2,475
Martin Marietta Materials, Inc.	13	2,460
Expeditors International of Washington, Inc.	36	2,402
Jacobs Engineering Group, Inc.	29	2,299
Garmin Ltd.	30	2,249
IDEX Corp.	16	2,210
Masco Corp.	60	2,074
CH Robinson Worldwide, Inc.	28	1,853
Westinghouse Air Brake Technologies Corp.	38	1,829
Ingersoll Rand, Inc.*	73	1,810
Allegion plc	19	1,748
PerkinElmer, Inc.	23	1,731
J.B. Hunt Transport Services, Inc.	18	1,660
Packaging Corporation of America	19	1,650
Huntington Ingalls Industries, Inc.	9	1,640
Westrock Co.	54	1,526
Arconic, Inc.	82	1,317
Snap-on, Inc.	12	1,306
Textron, Inc.	48	1,280
Fortune Brands Home & Security, Inc.	29	1,254
AO Smith Corp.	29	1,096
Pentair plc	35	1,041
FLIR Systems, Inc.	28	893
Sealed Air Corp.	33	815
Flowserve Corp.	28	669
Total Industrial		364,457
Consumer, Cyclical - 2.4%
Home Depot, Inc.	230	42,943
Walmart, Inc.	298	33,859
McDonald's Corp.	159	26,291
Costco Wholesale Corp.	92	26,232
NIKE, Inc. — Class B	262	21,678
Starbucks Corp.	248	16,303
Lowe's Companies, Inc.	161	13,854
TJX Companies, Inc.	254	12,144
Target Corp.	107	9,948
Dollar General Corp.	53	8,003
Walgreens Boots Alliance, Inc.	157	7,183
Ross Stores, Inc.	76	6,610
General Motors Co.	264	5,486
O'Reilly Automotive, Inc.*	16	4,817
PACCAR, Inc.	72	4,401
Yum! Brands, Inc.	64	4,386
Cummins, Inc.	32	4,330
Marriott International, Inc. — Class A	57	4,264
AutoZone, Inc.*	5	4,230
Hilton Worldwide Holdings, Inc.	59	4,026
Ford Motor Co.	819	3,956
Fastenal Co.	121	3,781
VF Corp.	69	3,732
Dollar Tree, Inc.*	50	3,673
Southwest Airlines Co.	100	3,561
Delta Air Lines, Inc.	121	3,452
Chipotle Mexican Grill, Inc. — Class A*	5	3,272
Las Vegas Sands Corp.	71	3,015
Tiffany & Co.	23	2,978
Copart, Inc.*	43	2,946
Best Buy Company, Inc.	48	2,736
Aptiv plc	54	2,659
NVR, Inc.*	1	2,569
DR Horton, Inc.	70	2,380
Lennar Corp. — Class A	59	2,254
WW Grainger, Inc.	9	2,237
Tractor Supply Co.	25	2,114
Ulta Beauty, Inc.*	12	2,108
Genuine Parts Co.	31	2,087
Hasbro, Inc.	27	1,932
CarMax, Inc.*	35	1,884
United Airlines Holdings, Inc.*	46	1,451
Darden Restaurants, Inc.	26	1,416
Advance Auto Parts, Inc.	15	1,400
Live Nation Entertainment, Inc.*	29	1,318
LKQ Corp.*	64	1,313
MGM Resorts International	107	1,263
PulteGroup, Inc.	54	1,205
Wynn Resorts Ltd.	20	1,204
Royal Caribbean Cruises Ltd.	35	1,126
Whirlpool Corp.	13	1,116
Carnival Corp.	84	1,106
Newell Brands, Inc.	80	1,063
BorgWarner, Inc.	43	1,048
American Airlines Group, Inc.	82	1,000
Mohawk Industries, Inc.*	12	915
Tapestry, Inc.	58	751
Leggett & Platt, Inc.	28	747
Alaska Air Group, Inc.	26	740
Ralph Lauren Corp. — Class A	10	668
Harley-Davidson, Inc.	32	606
Hanesbrands, Inc.	76	598
PVH Corp.	15	565
L Brands, Inc.	48	555
Norwegian Cruise Line Holdings Ltd.*	44	482
Kohl's Corp.	32	467
Under Armour, Inc. — Class A*	40	368
Nordstrom, Inc.	23	353
Capri Holdings Ltd.*	32	345
Under Armour, Inc. — Class C*	41	331
Macy's, Inc.	64	314
Gap, Inc.	44	310
Total Consumer, Cyclical		346,458
Utilities - 1.1%
NextEra Energy, Inc.	102	24,543

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 31.3% (continued)
Utilities - 1.1% (continued)
Dominion Energy, Inc.	173	$12,489
Duke Energy Corp.	153	12,375
Southern Co.	220	11,911
American Electric Power Company, Inc.	104	8,318
Exelon Corp.	205	7,546
Xcel Energy, Inc.	109	6,573
Sempra Energy	58	6,553
WEC Energy Group, Inc.	66	5,817
Consolidated Edison, Inc.	70	5,460
Eversource Energy	68	5,318
Public Service Enterprise Group, Inc.	106	4,760
FirstEnergy Corp.	114	4,568
American Water Works Company, Inc.	38	4,543
Edison International	75	4,109
PPL Corp.	161	3,974
Entergy Corp.	42	3,947
DTE Energy Co.	40	3,799
Ameren Corp.	52	3,787
CMS Energy Corp.	60	3,525
Evergy, Inc.	48	2,642
Atmos Energy Corp.	25	2,481
Alliant Energy Corp.	50	2,415
NiSource, Inc.	78	1,947
AES Corp.	139	1,890
Pinnacle West Capital Corp.	24	1,819
CenterPoint Energy, Inc.	105	1,622
NRG Energy, Inc.	53	1,445
Total Utilities		160,176
Energy - 0.8%
Exxon Mobil Corp.	889	33,755
Chevron Corp.	397	28,767
ConocoPhillips	231	7,115
Kinder Morgan, Inc.	409	5,693
Phillips 66	93	4,990
EOG Resources, Inc.	122	4,382
Schlumberger Ltd.	292	3,939
Valero Energy Corp.	86	3,901
Williams Companies, Inc.	254	3,594
Marathon Petroleum Corp.	136	3,212
Pioneer Natural Resources Co.	35	2,455
Occidental Petroleum Corp.	188	2,177
ONEOK, Inc.	87	1,898
Concho Resources, Inc.	42	1,800
Hess Corp.	54	1,798
Cabot Oil & Gas Corp. — Class A	86	1,478
Baker Hughes Co.	136	1,428
Halliburton Co.	185	1,267
Diamondback Energy, Inc.	34	891
National Oilwell Varco, Inc.	81	796
HollyFrontier Corp.	31	760
Noble Energy, Inc.	101	610
TechnipFMC plc	89	600
Devon Energy Corp.	81	560
Marathon Oil Corp.	167	549
Helmerich & Payne, Inc.	23	360
Apache Corp.	78	326
Total Energy		119,101
Basic Materials - 0.6%
Linde plc	113	19,549
Air Products & Chemicals, Inc.	46	9,182
Ecolab, Inc.	53	8,259
Newmont Corp.	173	7,833
Sherwin-Williams Co.	17	7,812
DuPont de Nemours, Inc.	156	5,319
Dow, Inc.	156	4,561
PPG Industries, Inc.	49	4,096
LyondellBasell Industries N.V. — Class A	54	2,680
International Paper Co.	82	2,553
Nucor Corp.	63	2,269
International Flavors & Fragrances, Inc.[1]	22	2,246
FMC Corp.	27	2,206
Freeport-McMoRan, Inc.	306	2,066
Celanese Corp. — Class A	25	1,835
Eastman Chemical Co.	29	1,351
CF Industries Holdings, Inc.	46	1,251
Albemarle Corp.	22	1,240
Mosaic Co.	73	790
Total Basic Materials		87,098
Total Common Stocks
(Cost $4,435,360)		4,498,036

MUTUAL FUNDS† - 37.9%
Guggenheim Strategy Fund II2	130,090	3,128,667
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	238,199	2,327,206
Total Mutual Funds
(Cost $5,562,543)		5,455,873

	Face Amount
U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	$42,000	41,998
Total U.S. Treasury Bills
(Cost $41,983)		41,998

REPURCHASE AGREEMENTS††,5 - 22.0%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	2,278,004	2,278,004
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	876,156	876,156
Total Repurchase Agreements
(Cost $3,154,160)		3,154,160

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[8]	$662	$662
Total Securities Lending Collateral
(Cost $662)		662
Total Investments - 91.5%
(Cost $13,194,708)		$13,150,729
Other Assets & Liabilities, net - 8.5%		1,217,917
Total Net Assets - 100.0%		$14,368,646

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	5	Jun 2020	$643,125	$1,157

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	1.54% (1 Month USD LIBOR + 0.55%)	At Maturity	04/29/20	432	$1,116,661	$(19,648)
Barclays Bank plc	S&P 500 Index	1.04% (1 Week USD LIBOR + 0.45%)	At Maturity	04/30/20	1,958	5,061,363	(82,366)
Goldman Sachs International	S&P 500 Index	1.04% (1 Week USD LIBOR + 0.45%)	At Maturity	04/28/20	3,977	10,278,094	(180,860)
						$16,456,118	$(282,874)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,498,036	$—	$—	$4,498,036
Mutual Funds	5,455,873	—	—	5,455,873
U.S. Treasury Bills	—	41,998	—	41,998
Repurchase Agreements	—	3,154,160	—	3,154,160
Securities Lending Collateral	662	—	—	662
Equity Futures Contracts**	1,157	—	—	1,157
Total Assets	$9,955,728	$3,196,158	$—	$13,151,886

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$282,874	$—	$282,874

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$11,694,627	$37,315	$(8,500,000)	$(40,261)	$(63,014)	$3,128,667	130,090	$37,919
Guggenheim Ultra Short Duration Fund — Institutional Class	9,690,414	5,333,911	(12,700,000)	22,982	(20,101)	2,327,206	238,199	34,363
	$21,385,041	$5,371,226	$(21,200,000)	$(17,279)	$(83,115)	$5,455,873		$72,282

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 96.1%
Mining - 96.1%
Newmont Corp.	35,332	$1,599,833
Barrick Gold Corp.	79,434	1,455,231
Franco-Nevada Corp.	10,934	1,088,152
Wheaton Precious Metals Corp.	31,378	863,836
Agnico Eagle Mines Ltd.	15,957	634,929
AngloGold Ashanti Ltd. ADR	35,473	589,916
Freeport-McMoRan, Inc.	83,183	561,485
Kinross Gold Corp.*	134,060	533,559
Kirkland Lake Gold Ltd.	17,726	524,690
Royal Gold, Inc.	5,957	522,488
Gold Fields Ltd. ADR	91,992	436,962
B2Gold Corp.	132,632	405,854
Novagold Resources, Inc.*	51,844	382,609
Yamana Gold, Inc.	128,559	353,537
Pan American Silver Corp.	24,378	349,337
Alamos Gold, Inc. — Class A	67,816	339,080
Sibanye Stillwater Ltd. ADR*	65,223	307,853
Osisko Gold Royalties Ltd.[1]	32,830	244,255
SSR Mining, Inc.*	21,287	242,246
Eldorado Gold Corp.*	37,212	229,598
Harmony Gold Mining Company Ltd. ADR*	99,879	217,736
IAMGOLD Corp.*	93,138	212,355
First Majestic Silver Corp.*,1	34,248	211,995
Sandstorm Gold Ltd.*	39,418	197,484
Pretium Resources, Inc.*	33,315	188,896
Hecla Mining Co.	102,245	186,086
MAG Silver Corp.*	22,686	174,228
Seabridge Gold, Inc.*	17,565	164,233
Silvercorp Metals, Inc.	45,689	149,403
Coeur Mining, Inc.*	45,982	147,602
Fortuna Silver Mines, Inc.*	54,656	126,255
Endeavour Silver Corp.*,1	63,128	84,592
Gold Resource Corp.	28,476	78,309
Total Mining		13,804,624
Total Common Stocks
(Cost $6,953,112)		13,804,624

EXCHANGE-TRADED FUNDS† - 3.7%
VanEck Vectors Junior Gold Miners ETF	18,615	523,082
Total Exchange-Traded Funds
(Cost $361,922)		523,082

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$86,253	86,253
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	33,174	33,174
Total Repurchase Agreements
(Cost $119,427)		119,427

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	392,396	392,396
Total Securities Lending Collateral
(Cost $392,396)		392,396
Total Investments - 103.3%
(Cost $7,826,857)		$14,839,529
Other Assets & Liabilities, net - (3.3)%		(471,375)
Total Net Assets - 100.0%		$14,368,154

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,804,624	$—	$—	$13,804,624
Exchange-Traded Funds	523,082	—	—	523,082
Repurchase Agreements	—	119,427	—	119,427
Securities Lending Collateral	392,396	—	—	392,396
Total Assets	$14,720,102	$119,427	$—	$14,839,529

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 96.4%
REITs-Diversified - 26.4%
American Tower Corp. — Class A	1,273	$277,196
Crown Castle International Corp.	1,569	226,564
Equinix, Inc.	346	216,101
Digital Realty Trust, Inc.	1,225	170,165
SBA Communications Corp.	622	167,921
Duke Realty Corp.	3,030	98,111
WP Carey, Inc.	1,386	80,499
Weyerhaeuser Co.	4,623	78,360
CoreSite Realty Corp.	598	69,308
VICI Properties, Inc.	3,933	65,445
Gaming and Leisure Properties, Inc.	2,063	57,166
Vornado Realty Trust	1,559	56,451
Lamar Advertising Co. — Class A	976	50,049
PotlatchDeltic Corp.	1,118	35,094
Outfront Media, Inc.	2,198	29,629
EPR Properties	968	23,445
New Residential Investment Corp.	4,003	20,055
Total REITs-Diversified		1,721,559
REITs-Apartments - 12.8%
Equity Residential	1,974	121,816
AvalonBay Communities, Inc.	747	109,936
Essex Property Trust, Inc.	427	94,042
Mid-America Apartment Communities, Inc.	864	89,018
UDR, Inc.	2,334	85,284
Invitation Homes, Inc.	3,961	84,647
American Homes 4 Rent — Class A	3,170	73,544
Camden Property Trust	880	69,731
Apartment Investment & Management Co. — Class A	1,592	55,959
American Campus Communities, Inc.	1,586	44,012
Total REITs-Apartments		827,989
REITs-Warehouse/Industries - 11.0%
Prologis, Inc.	3,522	283,063
Americold Realty Trust	2,196	74,752
CyrusOne, Inc.	1,208	74,594
Rexford Industrial Realty, Inc.	1,467	60,162
QTS Realty Trust, Inc. — Class A	969	56,212
First Industrial Realty Trust, Inc.	1,636	54,364
EastGroup Properties, Inc.	495	51,718
STAG Industrial, Inc.	1,925	43,351
Innovative Industrial Properties, Inc.[1]	371	28,170
Total REITs-Warehouse/Industries		726,386
REITs-Office Property - 9.3%
Alexandria Real Estate Equities, Inc.	778	106,633
Boston Properties, Inc.	981	90,478
Kilroy Realty Corp.	1,036	65,993
Douglas Emmett, Inc.	1,847	56,352
JBG SMITH Properties	1,676	53,347
Cousins Properties, Inc.	1,767	51,720
Highwoods Properties, Inc.	1,379	48,844
SL Green Realty Corp.	870	37,497
Paramount Group, Inc.	3,760	33,088
Brandywine Realty Trust	3,110	32,717
Empire State Realty Trust, Inc. — Class A	3,344	29,962
Total REITs-Office Property		606,631
REITs-Health Care - 9.0%
Welltower, Inc.	2,073	94,902
Healthpeak Properties, Inc.	3,629	86,552
Medical Properties Trust, Inc.	4,648	80,364
Ventas, Inc.	2,377	63,704
Healthcare Trust of America, Inc. — Class A	2,430	59,000
Omega Healthcare Investors, Inc.	2,113	56,079
Healthcare Realty Trust, Inc.	1,869	52,201
Physicians Realty Trust	2,917	40,663
Sabra Health Care REIT, Inc.	2,850	31,122
CareTrust REIT, Inc.	1,998	29,550
Total REITs-Health Care		594,137
REITs-Storage - 6.8%
Public Storage	837	166,237
Extra Space Storage, Inc.	1,021	97,771
Iron Mountain, Inc.	2,783	66,235
CubeSmart	2,274	60,920
Life Storage, Inc.	603	57,014
Total REITs-Storage		448,177
REITs-Hotels - 4.9%
MGM Growth Properties LLC — Class A	2,981	70,560
Host Hotels & Resorts, Inc.	5,744	63,414
Sunstone Hotel Investors, Inc.	3,680	32,053
Apple Hospitality REIT, Inc.	3,452	31,655
Ryman Hospitality Properties, Inc.	729	26,135
Park Hotels & Resorts, Inc.	2,825	22,346
RLJ Lodging Trust	2,835	21,886
Pebblebrook Hotel Trust	1,992	21,693
DiamondRock Hospitality Co.	3,878	19,700
Service Properties Trust	2,430	13,122
Total REITs-Hotels		322,564
REITs-Shopping Centers - 4.1%
Regency Centers Corp.	1,501	57,683
Federal Realty Investment Trust	703	52,451
Kimco Realty Corp.	4,217	40,778
Brixmor Property Group, Inc.	3,450	32,775
Weingarten Realty Investors	1,875	27,056
Urban Edge Properties	2,349	20,695
Retail Opportunity Investments Corp.	2,396	19,863
Retail Properties of America, Inc. — Class A	3,690	19,077
Total REITs-Shopping Centers		270,378
REITs-Single Tenant - 3.7%
Realty Income Corp.	1,969	98,174
National Retail Properties, Inc.	1,683	54,176
STORE Capital Corp.	2,341	42,419
Spirit Realty Capital, Inc.	1,312	34,309

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITS - 96.4% (continued)
REITs-Single Tenant - 3.7% (continued)
Essential Properties Realty Trust, Inc.	1,676	$21,889
Total REITs-Single Tenant		250,967
REITs-Mortgage - 3.3%
Annaly Capital Management, Inc.	11,380	57,697
AGNC Investment Corp.	5,135	54,328
Blackstone Mortgage Trust, Inc. — Class A	1,755	32,678
Starwood Property Trust, Inc.	3,115	31,929
Chimera Investment Corp.	2,765	25,161
Two Harbors Investment Corp.	3,964	15,103
Total REITs-Mortgage		216,896
REITs-Manufactured Homes - 2.7%
Sun Communities, Inc.	725	90,516
Equity LifeStyle Properties, Inc.	1,496	85,990
Total REITs-Manufactured Homes		176,506
REITs-Regional Malls - 1.7%
Simon Property Group, Inc.	1,326	72,744
Brookfield Property REIT, Inc. — Class A1	1,758	14,925
Macerich Co.	2,096	11,800
Tanger Factory Outlet Centers, Inc.[1]	2,332	11,660
Total REITs-Regional Malls		111,129
REITS-Office Property - 0.7%
Hudson Pacific Properties, Inc.	1,925	48,818
Total REITS		6,322,137
REAL ESTATE - 3.1%
Real Estate Management/Services - 2.7%
CBRE Group, Inc. — Class A*	2,178	82,132
Jones Lang LaSalle, Inc.	505	50,995
Redfin Corp.*	1,929	29,745
Realogy Holdings Corp.	3,196	9,620
Total Real Estate Management/Services		172,492
Real Estate Operations/Development - 0.4%
Howard Hughes Corp.*	536	27,079
Total Real Estate		199,571
Total Common Stocks
(Cost $4,382,558)		6,521,708

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$18,432	18,432
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	7,089	7,089
Total Repurchase Agreements
(Cost $25,521)		25,521

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	38,753	38,753
Total Securities Lending Collateral
(Cost $38,753)		38,753
Total Investments - 100.5%
(Cost $4,446,832)		$6,585,982
Other Assets & Liabilities, net - (0.5)%		(29,868)
Total Net Assets - 100.0%		$6,556,114

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,521,708	$—	$—	$6,521,708
Repurchase Agreements	—	25,521	—	25,521
Securities Lending Collateral	38,753	—	—	38,753
Total Assets	$6,560,461	$25,521	$—	$6,585,982

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 58.0%
Walmart, Inc.	1,462	$166,112
Home Depot, Inc.	515	96,156
Costco Wholesale Corp.	308	87,820
Lowe's Companies, Inc.	823	70,819
TJX Companies, Inc.	1,464	69,994
Dollar General Corp.	414	62,518
Target Corp.	647	60,152
Walgreens Boots Alliance, Inc.	1,276	58,377
Ross Stores, Inc.	573	49,834
O'Reilly Automotive, Inc.*	135	40,642
Tiffany & Co.	310	40,145
AutoZone, Inc.*	46	38,916
Dollar Tree, Inc.*	523	38,425
Tractor Supply Co.	374	31,622
Best Buy Company, Inc.	554	31,578
Burlington Stores, Inc.*	176	27,889
Ulta Beauty, Inc.*	156	27,409
Genuine Parts Co.	386	25,989
CarMax, Inc.*	421	22,662
Carvana Co.*,1	399	21,981
BJ's Wholesale Club Holdings, Inc.*	812	20,682
Advance Auto Parts, Inc.	219	20,437
Five Below, Inc.*	217	15,272
Floor & Decor Holdings, Inc. — Class A*	462	14,826
L Brands, Inc.	1,271	14,693
Ollie's Bargain Outlet Holdings, Inc.*	313	14,504
Williams-Sonoma, Inc.	336	14,287
Foot Locker, Inc.	531	11,708
Gap, Inc.	1,495	10,525
National Vision Holdings, Inc.*	504	9,788
Nordstrom, Inc.	636	9,756
RH*	95	9,545
Dick's Sporting Goods, Inc.	446	9,482
Urban Outfitters, Inc.*	619	8,814
American Eagle Outfitters, Inc.	1,097	8,721
Kohl's Corp.	578	8,433
Macy's, Inc.	1,453	7,134
Abercrombie & Fitch Co. — Class A	629	5,718
Bed Bath & Beyond, Inc.	900	3,789
Signet Jewelers Ltd.	521	3,360
Children's Place, Inc.	159	3,110
Total Retail		1,293,624
Internet - 38.5%
Amazon.com, Inc.*	164	319,754
Alibaba Group Holding Ltd. ADR*	509	98,990
Booking Holdings, Inc.*	47	63,230
JD.com, Inc. ADR*	1,559	63,139
eBay, Inc.	1,545	46,443
Chewy, Inc. — Class A*	1,207	45,250
Pinduoduo, Inc. ADR*	984	35,454
MercadoLibre, Inc.*	69	33,712
Trip.com Group Ltd. ADR*	1,119	26,241
Baozun, Inc. ADR*,1	768	21,458
Expedia Group, Inc.	379	21,326
Etsy, Inc.*	527	20,258
Stamps.com, Inc.*	143	18,601
Wayfair, Inc. — Class A*,1	341	18,223
GrubHub, Inc.*	440	17,921
Stitch Fix, Inc. — Class A*,1	628	7,976
Total Internet		857,976
Distribution & Wholesale - 2.1%
Pool Corp.	141	27,745
LKQ Corp.*	965	19,792
Total Distribution & Wholesale		47,537
Commercial Services - 0.8%
Monro, Inc.	212	9,288
Aaron's, Inc.	349	7,950
Total Commercial Services		17,238
Total Common Stocks
(Cost $1,624,181)		2,216,375

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$7,583	7,583
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	2,917	2,917
Total Repurchase Agreements
(Cost $10,500)		10,500

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	50,223	50,223
Total Securities Lending Collateral
(Cost $50,223)		50,223
Total Investments - 102.2%
(Cost $1,684,904)		$2,277,098
Other Assets & Liabilities, net - (2.2)%		(48,169)
Total Net Assets - 100.0%		$2,228,929

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,216,375	$—	$—	$2,216,375
Repurchase Agreements	—	10,500	—	10,500
Securities Lending Collateral	50,223	—	—	50,223
Total Assets	$2,266,598	$10,500	$—	$2,277,098

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
RIGHTS†††,1 - 0.0%
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	37	$—
Tobira Therapeutics, Inc.*	8	—
Total Consumer, Non-cyclical		—
Basic Materials – 0.0%
A Schulman, Inc.*	18	—
Communications – 0.0%
Nexstar Media Group, Inc.*	132	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 35.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	42,241	412,699
Guggenheim Strategy Fund II2	16,851	405,269
Total Mutual Funds
(Cost $836,708)		817,968

	Face Amount
FEDERAL AGENCY NOTES†† - 10.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	$250,000	250,551
Total Federal Agency Notes
(Cost $250,000)		250,551

FEDERAL AGENCY DISCOUNT NOTES†† - 4.3%
Federal Home Loan Bank
1.56% due 07/02/20[4]	100,000	99,977
Total Federal Agency Discount Notes
(Cost $99,602)		99,977

U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
0.50% due 04/30/20[4,5]	44,000	43,998
Total U.S. Treasury Bills
(Cost $43,982)		43,998

REPURCHASE AGREEMENTS††,6 - 26.2%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[7]	442,416	442,416
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[7]	170,160	170,160
Total Repurchase Agreements
(Cost $612,576)		612,576
Total Investments - 78.2%
(Cost $1,842,868)		$1,825,070
Other Assets & Liabilities, net - 21.8%		509,092
Total Net Assets - 100.0%		$2,334,162

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	22	Jun 2020	$1,264,120	$48,601

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.59% (1 Week USD LIBOR)	At Maturity	04/30/20	1,641	$1,892,415	$70,174
Goldman Sachs International	Russell 2000 Index	0.84% (1 Week USD LIBOR + 0.25%)	At Maturity	04/28/20	167	192,853	(2,663)
BNP Paribas	Russell 2000 Index	1.09% (1 Month USD LIBOR + 0.10%)	At Maturity	04/29/20	132	152,679	(3,603)
						$2,237,947	$63,908

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	817,968	—	—		817,968
Federal Agency Notes	—	250,551	—		250,551
Federal Agency Discount Notes	—	99,977	—		99,977
U.S. Treasury Bills	—	43,998	—		43,998
Repurchase Agreements	—	612,576	—		612,576
Equity Futures Contracts**	48,601	—	—		48,601
Equity Index Swap Agreements**	—	70,174	—		70,174
Total Assets	$866,569	$1,077,276	$—		$1,943,845

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,266	$—	$6,266

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,251,714	$707,862	$(1,540,000)	$(5,782)	$(8,525)	$405,269	16,851	$7,933
Guggenheim Ultra Short Duration Fund — Institutional Class	1,798,499	157,579	(1,535,000)	(2,341)	(6,038)	412,699	42,241	7,663
	$3,050,213	$865,441	$(3,075,000)	$(8,123)	$(14,563)	$817,968		$15,596

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
RIGHTS†††,6 - 0.0%
Consumer, Non-Cyclical – 0.0%
Tobira Therapeutics, Inc.*	7	$–
Omthera Pharmaceuticals, Inc.*	10	–
Total Consumer, Non-Cyclical – 0.0%		–
Communications – 0.0%
Nexstar Media Group, Inc.*	207	–
Basic Materials – 0.0%
A Schulman, Inc.*	20	–
Total Rights
(Cost $-)		–

MUTUAL FUNDS† - 31.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	21,536	210,402
Guggenheim Strategy Fund II1	4,908	118,034
Total Mutual Funds
(Cost $326,841)		328,436

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.5%
Federal Home Loan Bank
0.00% due 04/03/20[2]	$100,000	100,000
Total Federal Agency Discount Notes
(Cost $100,000)		100,000

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	26,000	25,999
Total U.S. Treasury Bills
(Cost $25,990)		25,999

REPURCHASE AGREEMENTS††,4 - 44.7%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[5]	340,590	340,590
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[5]	130,996	130,996
Total Repurchase Agreements
(Cost $471,586)		471,586
Total Investments - 87.8%
(Cost $924,417)		$926,021
Other Assets & Liabilities, net - 12.2%		128,516
Total Net Assets - 100.0%		$1,054,537

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	7	Jun 2020	$402,220	$33,569

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.59% (1 Week USD LIBOR)	At Maturity	04/30/20	390	$449,619	$16,673
Goldman Sachs International	Russell 2000 Index	0.84% (1 Week USD LIBOR + 0.25%)	At Maturity	04/28/20	668	769,723	(9,192)
BNP Paribas	Russell 2000 Index	1.09% (1 Month USD LIBOR + 0.10%)	At Maturity	04/29/20	433	499,187	(11,782)
						$1,718,529	$(4,301)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.
[6]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amount to $0, (cost $0) or 0.0% of the total net assets.

LIBOR – London Interbank Offered Rate

Plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	328,436	—	—		328,436
Federal Agency Discount Notes	—	100,000	—		100,000
U.S. Treasury Bills	—	25,999	—		25,999
Repurchase Agreements	—	471,586	—		471,586
Equity Futures Contracts**	33,569	—	—		33,569
Equity Index Swap Agreements**	—	16,673	—		16,673
Total Assets	$362,005	$614,258	$—		$976,263

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$20,974	$—	$20,974

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$655,774	$1,304,433	$(1,835,000)	$(9,189)	$2,016	$118,034	4,908	$4,470
Guggenheim Ultra Short Duration Fund — Institutional Class	954,930	904,303	(1,645,000)	(5,597)	1,766	210,402	21,536	4,348
	$1,610,704	$2,208,736	$(3,480,000)	$(14,786)	$3,782	$328,436		$8,818

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 52.3%
Consumer, Non-cyclical - 12.3%
Johnson & Johnson	1,133	$148,570
Procter & Gamble Co.	1,074	118,140
UnitedHealth Group, Inc.	408	101,747
Merck & Company, Inc.	1,096	84,326
Pfizer, Inc.	2,383	77,781
Coca-Cola Co.	1,661	73,499
PepsiCo, Inc.	600	72,060
Abbott Laboratories	761	60,050
Bristol-Myers Squibb Co.	1,009	56,242
Medtronic plc	577	52,034
Amgen, Inc.	256	51,899
Eli Lilly & Co.	364	50,494
Thermo Fisher Scientific, Inc.	173	49,063
Philip Morris International, Inc.	670	48,883
AbbVie, Inc.	637	48,533
PayPal Holdings, Inc.*	506	48,444
Gilead Sciences, Inc.	545	40,744
Danaher Corp.	275	38,063
CVS Health Corp.	560	33,225
Altria Group, Inc.	804	31,091
Mondelez International, Inc. — Class A	620	31,050
Cigna Corp.	161	28,526
Becton Dickinson and Co.	116	26,653
Vertex Pharmaceuticals, Inc.*	111	26,412
S&P Global, Inc.	105	25,730
Automatic Data Processing, Inc.	186	25,422
Allergan plc	141	24,971
Intuitive Surgical, Inc.*	50	24,760
Anthem, Inc.	109	24,747
Biogen, Inc.*	78	24,678
Colgate-Palmolive Co.	369	24,487
Zoetis, Inc.	205	24,127
Stryker Corp.	139	23,142
Boston Scientific Corp.*	600	19,578
Kimberly-Clark Corp.	148	18,925
Global Payments, Inc.	129	18,606
Humana, Inc.	57	17,899
Baxter International, Inc.	220	17,862
Illumina, Inc.*	63	17,206
Edwards Lifesciences Corp.*	90	16,976
Regeneron Pharmaceuticals, Inc.*	34	16,602
Estee Lauder Companies, Inc. — Class A	96	15,297
Centene Corp.*	251	14,912
Moody's Corp.	70	14,805
General Mills, Inc.	260	13,720
Kroger Co.	345	10,391
IHS Markit Ltd.	173	10,380
Constellation Brands, Inc. — Class A	72	10,322
HCA Healthcare, Inc.	114	10,243
Sysco Corp.	220	10,039
Verisk Analytics, Inc. — Class A	71	9,896
McKesson Corp.	70	9,468
Clorox Co.	54	9,356
Monster Beverage Corp.*	164	9,226
ResMed, Inc.	62	9,132
Zimmer Biomet Holdings, Inc.	89	8,996
IDEXX Laboratories, Inc.*	37	8,963
Alexion Pharmaceuticals, Inc.*	95	8,530
Hershey Co.	64	8,480
Archer-Daniels-Midland Co.	240	8,443
IQVIA Holdings, Inc.*	78	8,413
Corteva, Inc.	322	7,567
McCormick & Company, Inc.	53	7,484
Tyson Foods, Inc. — Class A	127	7,350
FleetCor Technologies, Inc.*	37	6,902
Church & Dwight Company, Inc.	106	6,803
Kraft Heinz Co.	268	6,630
Kellogg Co.	107	6,419
Cintas Corp.	36	6,236
Equifax, Inc.	52	6,211
Conagra Brands, Inc.	210	6,161
Cardinal Health, Inc.	126	6,041
Teleflex, Inc.	20	5,857
Cooper Companies, Inc.	21	5,789
AmerisourceBergen Corp. — Class A	65	5,753
Incyte Corp.*	77	5,639
Hormel Foods Corp.	120	5,597
JM Smucker Co.	49	5,439
Align Technology, Inc.*	31	5,392
MarketAxess Holdings, Inc.	16	5,321
Laboratory Corporation of America Holdings*	42	5,308
STERIS plc	37	5,179
Quest Diagnostics, Inc.	58	4,658
Brown-Forman Corp. — Class B	78	4,330
Hologic, Inc.*	115	4,036
Varian Medical Systems, Inc.*	39	4,004
Gartner, Inc.*	39	3,883
Dentsply Sirona, Inc.	96	3,728
Avery Dennison Corp.	36	3,667
Lamb Weston Holdings, Inc.	63	3,597
Universal Health Services, Inc. — Class B	35	3,468
Campbell Soup Co.	73	3,370
Mylan N.V.*	222	3,310
United Rentals, Inc.*	32	3,293
Henry Schein, Inc.*	63	3,183
Molson Coors Beverage Co. — Class B	81	3,160
DaVita, Inc.*	39	2,966
Perrigo Company plc	59	2,837
ABIOMED, Inc.*	19	2,758
Rollins, Inc.	61	2,205
Quanta Services, Inc.	61	1,936
Robert Half International, Inc.	51	1,925
Nielsen Holdings plc	153	1,919
H&R Block, Inc.	84	1,183
Coty, Inc. — Class A	127	655
Total Consumer, Non-cyclical		2,171,408
Technology - 11.0%
Microsoft Corp.	3,285	518,077
Apple, Inc.	1,799	457,468
Intel Corp.	1,873	101,367
NVIDIA Corp.	264	69,590
Adobe, Inc.*	208	66,194
salesforce.com, Inc.*	382	55,000

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Technology - 11.0% (continued)
Oracle Corp.	933	$45,092
Accenture plc — Class A	273	44,570
International Business Machines Corp.	381	42,264
Broadcom, Inc.	171	40,544
Texas Instruments, Inc.	403	40,272
QUALCOMM, Inc.	492	33,284
Fidelity National Information Services, Inc.	265	32,235
Intuit, Inc.	112	25,760
Fiserv, Inc.*	246	23,368
ServiceNow, Inc.*	81	23,213
Advanced Micro Devices, Inc.*	504	22,922
Micron Technology, Inc.*	477	20,063
Activision Blizzard, Inc.	331	19,688
Applied Materials, Inc.	398	18,236
Lam Research Corp.	62	14,880
Autodesk, Inc.*	95	14,829
Analog Devices, Inc.	159	14,254
Electronic Arts, Inc.*	126	12,621
HP, Inc.	638	11,076
Cognizant Technology Solutions Corp. — Class A	236	10,967
MSCI, Inc. — Class A	36	10,403
KLA Corp.	68	9,774
Paychex, Inc.	137	8,620
ANSYS, Inc.*	37	8,601
Cerner Corp.	135	8,504
Xilinx, Inc.	108	8,418
Synopsys, Inc.*	65	8,371
Cadence Design Systems, Inc.*	121	7,991
Citrix Systems, Inc.	50	7,078
Microchip Technology, Inc.	103	6,983
Skyworks Solutions, Inc.	73	6,525
Akamai Technologies, Inc.*	70	6,404
Fortinet, Inc.*	61	6,171
Take-Two Interactive Software, Inc.*	49	5,812
Maxim Integrated Products, Inc.	117	5,687
Hewlett Packard Enterprise Co.	557	5,408
Western Digital Corp.	128	5,327
Leidos Holdings, Inc.	57	5,224
Jack Henry & Associates, Inc.	33	5,123
Seagate Technology plc	100	4,880
Broadridge Financial Solutions, Inc.	49	4,647
Paycom Software, Inc.*	21	4,242
Zebra Technologies Corp. — Class A*	23	4,223
NetApp, Inc.	98	4,086
Qorvo, Inc.*	50	4,032
IPG Photonics Corp.*	15	1,654
Xerox Holdings Corp.	80	1,515
DXC Technology Co.	110	1,436
Total Technology		1,944,973
Communications - 8.3%
Amazon.com, Inc.*	179	349,000
Facebook, Inc. — Class A*	1,036	172,805
Alphabet, Inc. — Class C*	129	150,002
Alphabet, Inc. — Class A*	129	149,892
Verizon Communications, Inc.	1,781	95,693
AT&T, Inc.	3,146	91,706
Walt Disney Co.	776	74,962
Cisco Systems, Inc.	1,827	71,819
Netflix, Inc.*	189	70,970
Comcast Corp. — Class A	1,955	67,213
Charter Communications, Inc. — Class A*	68	29,669
Booking Holdings, Inc.*	18	24,216
T-Mobile US, Inc.*	136	11,410
eBay, Inc.	329	9,890
Motorola Solutions, Inc.	74	9,836
Twitter, Inc.*	334	8,203
VeriSign, Inc.*	44	7,924
Corning, Inc.	331	6,799
CDW Corp.	62	5,783
Omnicom Group, Inc.	94	5,160
Arista Networks, Inc.*	23	4,659
NortonLifeLock, Inc.	247	4,621
CenturyLink, Inc.	423	4,002
Fox Corp. — Class A	153	3,615
Expedia Group, Inc.	60	3,376
ViacomCBS, Inc. — Class B	233	3,264
F5 Networks, Inc.*	26	2,772
Juniper Networks, Inc.	144	2,756
Interpublic Group of Companies, Inc.	167	2,704
Discovery, Inc. — Class C*	144	2,526
DISH Network Corp. — Class A*	110	2,199
Fox Corp. — Class B	70	1,602
News Corp. — Class A	167	1,499
Discovery, Inc. — Class A*	68	1,322
News Corp. — Class B	52	467
Total Communications		1,454,336
Financial - 8.2%
Berkshire Hathaway, Inc. — Class B*	842	153,943
JPMorgan Chase & Co.	1,351	121,631
Visa, Inc. — Class A	737	118,745
Mastercard, Inc. — Class A	382	92,276
Bank of America Corp.	3,486	74,008
Wells Fargo & Co.	1,657	47,556
American Tower Corp. — Class A REIT	191	41,590
Citigroup, Inc.	940	39,593
CME Group, Inc. — Class A	154	26,628
Crown Castle International Corp. REIT	179	25,848
Prologis, Inc. REIT	318	25,558
American Express Co.	289	24,741
Equinix, Inc. REIT	37	23,109
BlackRock, Inc. — Class A	51	22,438
Chubb Ltd.	195	21,779
Goldman Sachs Group, Inc.	137	21,179
U.S. Bancorp	612	21,083
Intercontinental Exchange, Inc.	240	19,380
Marsh & McLennan Companies, Inc.	217	18,762
Progressive Corp.	252	18,608
PNC Financial Services Group, Inc.	189	18,091
Truist Financial Corp.	577	17,795

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Financial - 8.2% (continued)
Morgan Stanley	502	$17,068
Aon plc	101	16,669
Charles Schwab Corp.	492	16,541
Digital Realty Trust, Inc. REIT	113	15,697
SBA Communications Corp. REIT	48	12,959
Public Storage REIT	65	12,910
Allstate Corp.	140	12,842
Bank of New York Mellon Corp.	361	12,158
Travelers Companies, Inc.	111	11,028
Aflac, Inc.	316	10,820
MetLife, Inc.	337	10,302
Capital One Financial Corp.	201	10,134
T. Rowe Price Group, Inc.	101	9,863
Willis Towers Watson plc	55	9,342
Equity Residential REIT	150	9,256
American International Group, Inc.	375	9,094
Prudential Financial, Inc.	173	9,020
AvalonBay Communities, Inc. REIT	60	8,830
State Street Corp.	157	8,363
Welltower, Inc. REIT	175	8,011
Realty Income Corp. REIT	148	7,379
Alexandria Real Estate Equities, Inc. REIT	53	7,264
Simon Property Group, Inc. REIT	132	7,242
Northern Trust Corp.	91	6,867
Arthur J Gallagher & Co.	80	6,521
Essex Property Trust, Inc. REIT	28	6,167
First Republic Bank	73	6,006
M&T Bank Corp.	57	5,896
Boston Properties, Inc. REIT	62	5,718
Ameriprise Financial, Inc.	55	5,636
Hartford Financial Services Group, Inc.	155	5,462
Weyerhaeuser Co. REIT	321	5,441
CBRE Group, Inc. — Class A*	144	5,430
Extra Space Storage, Inc. REIT	56	5,363
Duke Realty Corp. REIT	158	5,116
Healthpeak Properties, Inc. REIT	213	5,080
Mid-America Apartment Communities, Inc. REIT	49	5,048
Cincinnati Financial Corp.	65	4,904
Discover Financial Services	135	4,815
Nasdaq, Inc.	49	4,653
UDR, Inc. REIT	126	4,604
Fifth Third Bancorp	306	4,544
KeyCorp	424	4,397
Ventas, Inc. REIT	161	4,315
Cboe Global Markets, Inc.	48	4,284
Synchrony Financial	243	3,910
Loews Corp.	110	3,831
Regions Financial Corp.	415	3,723
Huntington Bancshares, Inc.	445	3,653
Citizens Financial Group, Inc.	187	3,517
Principal Financial Group, Inc.	111	3,479
Everest Re Group Ltd.	18	3,464
Host Hotels & Resorts, Inc. REIT	309	3,411
Raymond James Financial, Inc.	53	3,350
E*TRADE Financial Corp.	97	3,329
SVB Financial Group*	22	3,324
Western Union Co.	181	3,282
WR Berkley Corp.	62	3,234
Globe Life, Inc.	43	3,095
Iron Mountain, Inc. REIT	124	2,951
Regency Centers Corp. REIT	72	2,767
Assurant, Inc.	26	2,706
Vornado Realty Trust REIT	68	2,462
Apartment Investment & Management Co. — Class A REIT	64	2,250
Federal Realty Investment Trust REIT	30	2,238
Lincoln National Corp.	85	2,237
People's United Financial, Inc.	191	2,111
Franklin Resources, Inc.	120	2,003
Zions Bancorp North America	73	1,953
Comerica, Inc.	62	1,819
Kimco Realty Corp. REIT	182	1,760
SL Green Realty Corp. REIT	35	1,509
Invesco Ltd.	160	1,453
Unum Group	89	1,336
Alliance Data Systems Corp.	18	606
Total Financial		1,444,163
Industrial - 4.2%
Union Pacific Corp.	299	42,171
Honeywell International, Inc.	308	41,207
Lockheed Martin Corp.	107	36,268
Boeing Co.	230	34,302
3M Co.	248	33,854
United Technologies Corp.	349	32,921
General Electric Co.	3,761	29,862
United Parcel Service, Inc. — Class B	302	28,213
Caterpillar, Inc.	238	27,618
Northrop Grumman Corp.	67	20,271
CSX Corp.	335	19,195
Deere & Co.	136	18,790
Illinois Tool Works, Inc.	126	17,907
L3Harris Technologies, Inc.	95	17,112
Norfolk Southern Corp.	112	16,352
Raytheon Co.	120	15,738
Waste Management, Inc.	168	15,550
Roper Technologies, Inc.	45	14,031
Eaton Corporation plc	178	13,829
General Dynamics Corp.	101	13,363
FedEx Corp.	103	12,490
Emerson Electric Co.	262	12,484
Agilent Technologies, Inc.	133	9,526
Amphenol Corp. — Class A	128	9,329
Ball Corp.	141	9,117
TE Connectivity Ltd.	144	9,069
Johnson Controls International plc	332	8,951
Trane Technologies plc	103	8,507
Rockwell Automation, Inc.	50	7,545
Parker-Hannifin Corp.	55	7,135
AMETEK, Inc.	98	7,058
Fortive Corp.	127	7,009
Mettler-Toledo International, Inc.*	10	6,905

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Industrial - 4.2% (continued)
Republic Services, Inc. — Class A	91	$6,830
Keysight Technologies, Inc.*	81	6,778
TransDigm Group, Inc.	21	6,724
Stanley Black & Decker, Inc.	65	6,500
Vulcan Materials Co.	57	6,160
Amcor plc	698	5,668
Kansas City Southern	43	5,469
Old Dominion Freight Line, Inc.	42	5,447
Dover Corp.	63	5,288
Martin Marietta Materials, Inc.	27	5,109
Waters Corp.*	28	5,097
Xylem, Inc.	78	5,080
Expeditors International of Washington, Inc.	73	4,871
Garmin Ltd.	62	4,648
Jacobs Engineering Group, Inc.	58	4,598
IDEX Corp.	33	4,558
Masco Corp.	122	4,217
CH Robinson Worldwide, Inc.	58	3,840
Westinghouse Air Brake Technologies Corp.	78	3,754
Ingersoll Rand, Inc.*	149	3,695
Allegion plc	40	3,681
PerkinElmer, Inc.	48	3,613
Packaging Corporation of America	41	3,560
J.B. Hunt Transport Services, Inc.	37	3,412
Huntington Ingalls Industries, Inc.	18	3,280
Westrock Co.	111	3,137
Arconic, Inc.	167	2,682
Textron, Inc.	98	2,614
Snap-on, Inc.	24	2,612
Fortune Brands Home & Security, Inc.	60	2,595
AO Smith Corp.	59	2,231
Pentair plc	72	2,143
FLIR Systems, Inc.	58	1,850
Sealed Air Corp.	67	1,655
Flowserve Corp.	56	1,338
Total Industrial		748,413
Consumer, Cyclical - 4.0%
Home Depot, Inc.	470	87,754
Walmart, Inc.	611	69,422
Costco Wholesale Corp.	190	54,175
McDonald's Corp.	324	53,573
NIKE, Inc. — Class B	537	44,431
Starbucks Corp.	509	33,462
Lowe's Companies, Inc.	330	28,396
TJX Companies, Inc.	522	24,957
Target Corp.	218	20,267
Dollar General Corp.	110	16,611
Walgreens Boots Alliance, Inc.	323	14,777
Ross Stores, Inc.	156	13,567
General Motors Co.	541	11,242
O'Reilly Automotive, Inc.*	33	9,935
PACCAR, Inc.	149	9,108
Cummins, Inc.	66	8,931
Yum! Brands, Inc.	130	8,909
Marriott International, Inc. — Class A	117	8,753
AutoZone, Inc.*	10	8,460
Hilton Worldwide Holdings, Inc.	122	8,325
Ford Motor Co.	1,677	8,100
Fastenal Co.	247	7,719
VF Corp.	141	7,625
Dollar Tree, Inc.*	102	7,494
Southwest Airlines Co.	204	7,265
Chipotle Mexican Grill, Inc. — Class A*	11	7,198
Delta Air Lines, Inc.	248	7,075
Las Vegas Sands Corp.	146	6,201
Copart, Inc.*	88	6,030
74Tiffany & Co.	46	5,957
Best Buy Company, Inc.	98	5,586
Aptiv plc	110	5,416
DR Horton, Inc.	144	4,896
WW Grainger, Inc.	19	4,721
Lennar Corp. — Class A	121	4,623
Ulta Beauty, Inc.*	25	4,392
Tractor Supply Co.	51	4,312
Genuine Parts Co.	63	4,242
Hasbro, Inc.	55	3,935
CarMax, Inc.*	71	3,822
United Airlines Holdings, Inc.*	94	2,966
Darden Restaurants, Inc.	53	2,886
Advance Auto Parts, Inc.	30	2,800
Live Nation Entertainment, Inc.*	61	2,773
LKQ Corp.*	132	2,707
MGM Resorts International	222	2,619
NVR, Inc.*	1	2,569
Wynn Resorts Ltd.	42	2,528
PulteGroup, Inc.	110	2,455
Royal Caribbean Cruises Ltd.	74	2,381
Whirlpool Corp.	27	2,316
Carnival Corp.	172	2,265
Newell Brands, Inc.	164	2,178
BorgWarner, Inc.	89	2,169
American Airlines Group, Inc.	168	2,048
Mohawk Industries, Inc.*	26	1,982
Tapestry, Inc.	119	1,541
Leggett & Platt, Inc.	57	1,521
Alaska Air Group, Inc.	53	1,509
Ralph Lauren Corp. — Class A	21	1,404
Harley-Davidson, Inc.	66	1,250
Hanesbrands, Inc.	156	1,228
PVH Corp.	32	1,205
L Brands, Inc.	100	1,156
Norwegian Cruise Line Holdings Ltd.*	92	1,008
Kohl's Corp.	67	978
Under Armour, Inc. — Class A*	81	746
Nordstrom, Inc.	46	706
Capri Holdings Ltd.*	65	701
Under Armour, Inc. — Class C*	84	677
Macy's, Inc.	133	653
Gap, Inc.	92	648
Total Consumer, Cyclical		708,237
Utilities - 1.9%
NextEra Energy, Inc.	210	50,530

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Utilities - 1.9% (continued)
Dominion Energy, Inc.	354	$25,555
Duke Energy Corp.	314	25,396
Southern Co.	452	24,471
American Electric Power Company, Inc.	213	17,036
Exelon Corp.	419	15,423
Sempra Energy	121	13,672
Xcel Energy, Inc.	226	13,628
WEC Energy Group, Inc.	136	11,986
Consolidated Edison, Inc.	143	11,154
Eversource Energy	139	10,871
Public Service Enterprise Group, Inc.	218	9,790
FirstEnergy Corp.	233	9,336
American Water Works Company, Inc.	78	9,326
Edison International	154	8,438
PPL Corp.	331	8,169
Entergy Corp.	86	8,081
DTE Energy Co.	83	7,883
Ameren Corp.	106	7,720
CMS Energy Corp.	122	7,168
Evergy, Inc.	98	5,395
Atmos Energy Corp.	51	5,061
Alliant Energy Corp.	104	5,022
NiSource, Inc.	161	4,020
AES Corp.	286	3,890
Pinnacle West Capital Corp.	48	3,638
CenterPoint Energy, Inc.	216	3,337
NRG Energy, Inc.	108	2,944
Total Utilities		328,940
Energy - 1.4%
Exxon Mobil Corp.	1,822	69,181
Chevron Corp.	814	58,982
ConocoPhillips	473	14,568
Kinder Morgan, Inc.	839	11,679
Phillips 66	191	10,247
EOG Resources, Inc.	251	9,016
Schlumberger Ltd.	596	8,040
Valero Energy Corp.	177	8,029
Williams Companies, Inc.	522	7,386
Marathon Petroleum Corp.	280	6,614
Pioneer Natural Resources Co.	71	4,981
Occidental Petroleum Corp.	385	4,458
ONEOK, Inc.	178	3,882
Hess Corp.	112	3,730
Concho Resources, Inc.	87	3,728
Cabot Oil & Gas Corp. — Class A	176	3,025
Baker Hughes Co.	280	2,940
Halliburton Co.	378	2,589
Diamondback Energy, Inc.	69	1,808
National Oilwell Varco, Inc.	166	1,632
HollyFrontier Corp.	64	1,569
Noble Energy, Inc.	206	1,244
TechnipFMC plc	181	1,220
Devon Energy Corp.	167	1,154
Marathon Oil Corp.	344	1,132
Helmerich & Payne, Inc.	47	736
Apache Corp.	162	677
Total Energy		244,247
Basic Materials - 1.0%
Linde plc	231	39,963
Air Products & Chemicals, Inc.	95	18,963
Ecolab, Inc.	108	16,830
Sherwin-Williams Co.	35	16,083
Newmont Corp.	353	15,984
DuPont de Nemours, Inc.	319	10,878
Dow, Inc.	319	9,327
PPG Industries, Inc.	102	8,527
LyondellBasell Industries N.V. — Class A	111	5,509
International Paper Co.	169	5,261
Nucor Corp.	131	4,719
International Flavors & Fragrances, Inc.[1]	46	4,696
FMC Corp.	56	4,575
Freeport-McMoRan, Inc.	625	4,218
Celanese Corp. — Class A	52	3,816
Eastman Chemical Co.	59	2,748
Albemarle Corp.	46	2,593
CF Industries Holdings, Inc.	94	2,557
Mosaic Co.	151	1,634
Total Basic Materials		178,881
Total Common Stocks
(Cost $9,199,920)		9,223,598

MUTUAL FUNDS† - 27.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	282,912	2,764,052
Guggenheim Strategy Fund II2	84,138	2,023,526
Total Mutual Funds
(Cost $4,762,300)		4,787,578

	Face Amount
U.S. TREASURY BILLS†† - 5.3%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	$933,000	932,959
Total U.S. Treasury Bills
(Cost $932,619)		932,959

REPURCHASE AGREEMENTS††,5 - 11.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	1,473,300	1,473,300
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	566,654	566,654
Total Repurchase Agreements
(Cost $2,039,954)		2,039,954

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[8]	110	110
Total Securities Lending Collateral
(Cost $110)		110
Total Investments - 96.4%
(Cost $16,934,903)		$16,984,199
Other Assets & Liabilities, net - 3.6%		643,039
Total Net Assets - 100.0%		$17,627,238

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	12	Jun 2020	$1,543,500	$8,571

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	1.04% (1 Week USD LIBOR + 0.45%)	At Maturity	04/30/20	4,470	$11,554,242	$365,076
BNP Paribas	S&P 500 Index	1.54% (1 Month USD LIBOR + 0.55%)	At Maturity	04/29/20	2,475	6,396,213	(59,763)
Goldman Sachs International	S&P 500 Index	1.04% (1 Week USD LIBOR + 0.45%)	At Maturity	04/28/20	2,511	6,488,989	(114,184)
						$24,439,444	$191,129

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2020.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2020.

LIBOR – London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,223,598	$—	$—	$9,223,598
Mutual Funds	4,787,578	—	—	4,787,578
U.S. Treasury Bills	—	932,959	—	932,959
Repurchase Agreements	—	2,039,954	—	2,039,954
Securities Lending Collateral	110	—	—	110
Equity Futures Contracts**	8,571	—	—	8,571
Equity Index Swap Agreements**	—	365,076	—	365,076
Total Assets	$14,019,857	$3,337,989	$—	$17,357,846

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$173,947	$—	$173,947

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,211,039	$1,954,951	$(13,100,000)	$(88,285)	$45,821	$2,023,526	84,138	$30,641
Guggenheim Ultra Short Duration Fund — Institutional Class	15,212,806	3,165,746	(15,600,000)	(36,085)	21,585	2,764,052	282,912	41,457
	$28,423,845	$5,120,697	$(28,700,000)	$(124,370)	$67,406	$4,787,578		$72,098

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
Technology - 32.4%
ServiceNow, Inc.*	1,920	$550,234
MSCI, Inc. — Class A	1,524	440,375
Fortinet, Inc.*	4,229	427,848
Lam Research Corp.	1,740	417,600
Paycom Software, Inc.*	2,040	412,101
Adobe, Inc.*	1,230	391,435
Micron Technology, Inc.*	9,300	391,158
ANSYS, Inc.*	1,501	348,938
KLA Corp.	2,319	333,333
Microsoft Corp.	2,070	326,460
Applied Materials, Inc.	6,960	318,907
Apple, Inc.	1,170	297,519
Synopsys, Inc.*	2,237	288,103
Cadence Design Systems, Inc.*	4,259	281,264
NVIDIA Corp.	1,050	276,780
Fiserv, Inc.*	2,610	247,924
salesforce.com, Inc.*	1,603	230,800
Broadcom, Inc.	972	230,461
Microchip Technology, Inc.	3,366	228,215
Xerox Holdings Corp.	10,790	204,363
Advanced Micro Devices, Inc.*	3,877	176,326
Take-Two Interactive Software, Inc.*	1,453	172,340
Autodesk, Inc.*	1,064	166,090
Intuit, Inc.	646	148,580
Qorvo, Inc.*	1,840	148,359
QUALCOMM, Inc.	2,160	146,124
Analog Devices, Inc.	1,560	139,854
Zebra Technologies Corp. — Class A*	690	126,684
Total Technology		7,868,175
Consumer, Non-cyclical - 15.8%
Vertex Pharmaceuticals, Inc.*	1,807	429,976
Incyte Corp.*	5,315	389,217
United Rentals, Inc.*	2,915	299,953
PayPal Holdings, Inc.*	3,037	290,762
Edwards Lifesciences Corp.*	1,463	275,951
MarketAxess Holdings, Inc.	768	255,414
FleetCor Technologies, Inc.*	1,340	249,964
Align Technology, Inc.*	1,287	223,874
Moody's Corp.	1,040	219,960
ResMed, Inc.	1,370	201,787
Estee Lauder Companies, Inc. — Class A	1,120	178,461
Cintas Corp.	1,010	174,952
S&P Global, Inc.	712	174,476
Intuitive Surgical, Inc.*	330	163,419
IDEXX Laboratories, Inc.*	650	157,456
Thermo Fisher Scientific, Inc.	514	145,771
Total Consumer, Non-cyclical		3,831,393
Consumer, Cyclical - 14.1%
Copart, Inc.*	4,462	305,736
Hilton Worldwide Holdings, Inc.	4,402	300,393
PulteGroup, Inc.	12,730	284,134
Chipotle Mexican Grill, Inc. — Class A*	426	278,774
Dollar General Corp.	1,610	243,126
PACCAR, Inc.	3,810	232,905
DR Horton, Inc.	6,140	208,760
NVR, Inc.*	80	205,529
Yum! Brands, Inc.	2,972	203,671
Starbucks Corp.	2,710	178,155
CarMax, Inc.*	3,190	171,718
AutoZone, Inc.*	200	169,200
Tiffany & Co.	1,160	150,220
Ross Stores, Inc.	1,690	146,979
O'Reilly Automotive, Inc.*	488	146,913
TJX Companies, Inc.	2,328	111,302
Wynn Resorts Ltd.	1,390	83,664
Total Consumer, Cyclical		3,421,179
Industrial - 11.6%
Old Dominion Freight Line, Inc.	2,295	301,242
L3Harris Technologies, Inc.	1,480	266,578
Northrop Grumman Corp.	790	239,014
TransDigm Group, Inc.	735	235,340
Keysight Technologies, Inc.*	2,544	212,882
Kansas City Southern	1,590	202,216
Masco Corp.	5,510	190,481
Lockheed Martin Corp.	530	179,643
Garmin Ltd.	2,060	154,418
AMETEK, Inc.	2,110	151,962
Vulcan Materials Co.	1,400	151,298
Fortune Brands Home & Security, Inc.	3,360	145,320
Martin Marietta Materials, Inc.	730	138,138
Roper Technologies, Inc.	409	127,530
Allegion plc	1,290	118,706
Total Industrial		2,814,768
Communications - 10.2%
Facebook, Inc. — Class A*	2,461	410,495
Netflix, Inc.*	968	363,484
Charter Communications, Inc. — Class A*	690	301,054
Amazon.com, Inc.*	150	292,458
CDW Corp.	2,291	213,681
eBay, Inc.	6,770	203,506
Arista Networks, Inc.*	790	160,015
Motorola Solutions, Inc.	1,119	148,737
Alphabet, Inc. — Class C*	120	139,537
Alphabet, Inc. — Class A*	118	137,110
Booking Holdings, Inc.*	80	107,626
Total Communications		2,477,703
Financial - 8.8%
Mastercard, Inc. — Class A	1,480	357,509
Visa, Inc. — Class A	1,840	296,461
Equinix, Inc. REIT	430	268,565
CBRE Group, Inc. — Class A*	7,000	263,970
SBA Communications Corp. REIT	893	241,083
Cboe Global Markets, Inc.	2,542	226,873
Synchrony Financial	12,244	197,006
American Tower Corp. — Class A REIT	790	172,023
Western Union Co.	6,020	109,142
Total Financial		2,132,632
Basic Materials - 4.3%
FMC Corp.	4,040	330,028
Sherwin-Williams Co.	520	238,950
Dow, Inc.	7,130	208,481
Air Products & Chemicals, Inc.	760	151,704

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Basic Materials - 4.3% (continued)
Celanese Corp. — Class A	1,480	$108,617
Total Basic Materials		1,037,780
Energy - 1.2%
ConocoPhillips	5,304	163,363
Hess Corp.	3,620	120,546
Total Energy		283,909
Utilities - 0.9%
NRG Energy, Inc.	8,411	229,284
Total Common Stocks
(Cost $25,028,668)		24,096,823

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$86,992	86,992
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	33,459	33,459
Total Repurchase Agreements
(Cost $120,451)		120,451
Total Investments - 99.8%
(Cost $25,149,119)		$24,217,274
Other Assets & Liabilities, net - 0.2%		53,386
Total Net Assets - 100.0%		$24,270,660

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,096,823	$—	$—	$24,096,823
Repurchase Agreements	—	120,451	—	120,451
Total Assets	$24,096,823	$120,451	$—	$24,217,274

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 34.5%
Berkshire Hathaway, Inc. — Class B*	3,090	$564,945
MetLife, Inc.	9,249	282,742
Prudential Financial, Inc.	5,250	273,735
Unum Group	16,592	249,046
Loews Corp.	6,964	242,556
Lincoln National Corp.	7,700	202,664
American International Group, Inc.	7,556	183,233
Principal Financial Group, Inc.	5,496	172,245
Invesco Ltd.	18,862	171,267
Goldman Sachs Group, Inc.	1,067	164,948
Allstate Corp.	1,737	159,335
Assurant, Inc.	1,472	153,220
People's United Financial, Inc.	13,798	152,468
Morgan Stanley	4,303	146,302
Citizens Financial Group, Inc.	7,426	139,683
Citigroup, Inc.	3,316	139,670
Capital One Financial Corp.	2,732	137,748
Travelers Companies, Inc.	1,368	135,911
Everest Re Group Ltd.	647	124,496
Chubb Ltd.	986	110,126
Regions Financial Corp.	12,087	108,420
Hartford Financial Services Group, Inc.	3,071	108,222
Bank of New York Mellon Corp.	3,212	108,180
State Street Corp.	1,898	101,107
Aflac, Inc.	2,800	95,872
Fifth Third Bancorp	6,318	93,822
Bank of America Corp.	4,362	92,605
Franklin Resources, Inc.	5,355	89,375
Zions Bancorp North America	3,190	85,364
KeyCorp	7,499	77,765
Wells Fargo & Co.	2,570	73,759
Globe Life, Inc.	981	70,602
Raymond James Financial, Inc.	1,101	69,583
M&T Bank Corp.	616	63,713
Host Hotels & Resorts, Inc. REIT	5,682	62,729
Huntington Bancshares, Inc.	7,577	62,207
Truist Financial Corp.	1,949	60,107
Comerica, Inc.	1,770	51,932
Alliance Data Systems Corp.	1,200	40,380
Total Financial		5,422,084
Consumer, Non-cyclical - 22.0%
Kroger Co.	13,794	415,475
Centene Corp.*	5,670	336,855
Archer-Daniels-Midland Co.	9,377	329,883
AmerisourceBergen Corp. — Class A	3,375	298,687
CVS Health Corp.	4,851	287,810
Corteva, Inc.	11,554	271,519
McKesson Corp.	1,949	263,622
Mylan N.V.*	17,647	263,117
Molson Coors Beverage Co. — Class B	6,222	242,720
Cigna Corp.	1,369	242,559
Perrigo Company plc	3,234	155,523
JM Smucker Co.	1,225	135,975
Anthem, Inc.	508	115,336
Kraft Heinz Co.	4,098	101,385
Total Consumer, Non-cyclical		3,460,466
Consumer, Cyclical - 17.1%
Ford Motor Co.	61,156	295,384
General Motors Co.	13,958	290,047
Walgreens Boots Alliance, Inc.	5,113	233,920
Macy's, Inc.[1]	43,280	212,505
Lennar Corp. — Class A	4,333	165,520
Gap, Inc.	22,751	160,167
Whirlpool Corp.	1,673	143,543
American Airlines Group, Inc.[1]	10,661	129,958
Kohl's Corp.	8,871	129,428
Mohawk Industries, Inc.*	1,582	120,612
L Brands, Inc.	9,957	115,103
PVH Corp.	2,853	107,387
Best Buy Company, Inc.	1,688	96,216
BorgWarner, Inc.	3,781	92,143
Nordstrom, Inc.[1]	5,698	87,407
United Airlines Holdings, Inc.*,1	2,621	82,692
Delta Air Lines, Inc.	2,535	72,324
Carnival Corp.	4,398	57,922
Alaska Air Group, Inc.	1,983	56,456
Capri Holdings Ltd.*	2,627	28,345
Norwegian Cruise Line Holdings Ltd.*	1,763	19,322
Total Consumer, Cyclical		2,696,401
Energy - 10.6%
Baker Hughes Co.	21,690	227,745
Marathon Petroleum Corp.	8,892	210,029
Concho Resources, Inc.	3,903	167,244
HollyFrontier Corp.	6,759	165,663
Valero Energy Corp.	3,595	163,069
Chevron Corp.	1,261	91,372
Marathon Oil Corp.	27,182	89,429
Exxon Mobil Corp.	2,270	86,192
Diamondback Energy, Inc.	3,032	79,438
Kinder Morgan, Inc.	5,582	77,702
TechnipFMC plc	11,116	74,922
Devon Energy Corp.	9,973	68,913
Helmerich & Payne, Inc.	4,304	67,358
Halliburton Co.	7,224	49,484
Occidental Petroleum Corp.	3,957	45,822
Total Energy		1,664,382
Basic Materials - 5.3%
Mosaic Co.	20,691	223,877
DuPont de Nemours, Inc.	5,168	176,229
Nucor Corp.	3,852	138,749
Newmont Corp.	2,913	131,901
International Paper Co.	2,880	89,654
Eastman Chemical Co.	1,754	81,701
Total Basic Materials		842,111
Industrial - 3.3%
Westrock Co.	10,723	303,032
FedEx Corp.	974	118,107
Textron, Inc.	3,867	103,133
Total Industrial		524,272
Communications - 2.6%
News Corp. — Class A	18,295	164,198
AT&T, Inc.	3,605	105,086
DISH Network Corp. — Class A*	4,340	86,756

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Communications - 2.6% (continued)
News Corp. — Class B	5,738	$51,585
Total Communications		407,625
Technology - 2.3%
Hewlett Packard Enterprise Co.	16,974	164,818
HP, Inc.	5,716	99,230
DXC Technology Co.	7,390	96,439
Total Technology		360,487
Utilities - 2.0%
Exelon Corp.	3,943	145,142
Duke Energy Corp.	1,190	96,247
CenterPoint Energy, Inc.	5,096	78,733
Total Utilities		320,122
Total Common Stocks
(Cost $19,635,963)		15,697,950

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$44,716	44,716
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	17,199	17,199
Total Repurchase Agreements
(Cost $61,915)		61,915

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	282,718	282,718
Total Securities Lending Collateral
(Cost $282,718)		282,718
Total Investments - 101.9%
(Cost $19,980,596)		$16,042,583
Other Assets & Liabilities, net - (1.9)%		(305,663)
Total Net Assets - 100.0%		$15,736,920

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,697,950	$—	$—	$15,697,950
Repurchase Agreements	—	61,915	—	61,915
Securities Lending Collateral	282,718	—	—	282,718
Total Assets	$15,980,668	$61,915	$—	$16,042,583

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 26.5%
Axon Enterprise, Inc.*	2,973	$210,399
Generac Holdings, Inc.*	2,204	205,347
Mercury Systems, Inc.*	2,638	188,195
Universal Display Corp.	1,199	158,004
Trex Company, Inc.*	1,694	135,757
Jabil, Inc.	5,221	128,332
Carlisle Companies, Inc.	1,019	127,660
Knight-Swift Transportation Holdings, Inc.	3,717	121,917
MasTec, Inc.*	3,587	117,403
Teledyne Technologies, Inc.*	380	112,962
KBR, Inc.	4,746	98,147
Tetra Tech, Inc.	1,379	97,385
Hubbell, Inc.	719	82,498
Timken Co.	2,458	79,492
Coherent, Inc.*	679	72,252
Cognex Corp.	1,654	69,832
Woodward, Inc.	1,074	63,839
Nordson Corp.	440	59,431
Gentex Corp.	2,398	53,140
Lincoln Electric Holdings, Inc.	675	46,575
Clean Harbors, Inc.*	879	45,128
Eagle Materials, Inc.	649	37,915
Total Industrial		2,311,610
Consumer, Non-cyclical - 23.0%
Repligen Corp.*	2,248	217,022
Penumbra, Inc.*	1,144	184,562
FTI Consulting, Inc.*	1,339	160,372
Exelixis, Inc.*	7,709	132,749
Boston Beer Company, Inc. — Class A*	350	128,646
Masimo Corp.*	635	112,471
Arrowhead Pharmaceuticals, Inc.*	3,507	100,897
Bio-Techne Corp.	500	94,810
Ligand Pharmaceuticals, Inc. — Class B*	1,274	92,645
Amedisys, Inc.*	495	90,852
PRA Health Sciences, Inc.*	1,029	85,448
Syneos Health, Inc.*	2,118	83,492
Chemed Corp.	190	82,308
WEX, Inc.*	735	76,844
Charles River Laboratories International, Inc.*	560	70,678
West Pharmaceutical Services, Inc.	460	70,035
ICU Medical, Inc.*	330	66,584
Catalent, Inc.*	1,169	60,729
Sanderson Farms, Inc.	470	57,960
Brink's Co.	709	36,904
Total Consumer, Non-cyclical		2,006,008
Consumer, Cyclical - 16.8%
Domino's Pizza, Inc.	439	142,267
RH*	1,199	120,464
Casey's General Stores, Inc.	899	119,108
Scotts Miracle-Gro Co. — Class A	1,144	117,146
Caesars Entertainment Corp.*	13,594	91,896
Dunkin' Brands Group, Inc.	1,704	90,482
Five Below, Inc.*	1,264	88,960
Skechers U.S.A., Inc. — Class A*	3,607	85,630
Pool Corp.	388	76,347
Marriott Vacations Worldwide Corp.	1,324	73,588
Churchill Downs, Inc.	649	66,815
Deckers Outdoor Corp.*	470	62,980
Scientific Games Corp. — Class A*	5,462	52,981
Toro Co.	779	50,705
Boyd Gaming Corp.	3,167	45,668
Eldorado Resorts, Inc.*	2,871	41,342
Wyndham Hotels & Resorts, Inc.	1,251	39,419
Herman Miller, Inc.	1,644	36,497
Polaris, Inc.	725	34,909
Tempur Sealy International, Inc.*	775	33,875
Total Consumer, Cyclical		1,471,079
Technology - 16.7%
Teradyne, Inc.	2,793	151,297
Cabot Microelectronics Corp.	1,264	144,273
Lumentum Holdings, Inc.*	1,954	144,010
Tyler Technologies, Inc.*	470	139,383
MKS Instruments, Inc.	1,694	137,976
Fair Isaac Corp.*	415	127,691
Cypress Semiconductor Corp.	5,299	123,573
j2 Global, Inc.*	1,493	111,751
Monolithic Power Systems, Inc.	659	110,356
CACI International, Inc. — Class A*	480	101,352
Perspecta, Inc.	3,902	71,172
Manhattan Associates, Inc.*	1,044	52,012
ACI Worldwide, Inc.*	1,643	39,679
Total Technology		1,454,525
Financial - 6.9%
RenaissanceRe Holdings Ltd.	1,134	169,329
LendingTree, Inc.*,1	665	121,954
Cousins Properties, Inc. REIT	3,922	114,797
Brown & Brown, Inc.	2,420	87,652
Primerica, Inc.	735	65,033
EastGroup Properties, Inc. REIT	440	45,971
Total Financial		604,736
Energy - 5.1%
SolarEdge Technologies, Inc.*	2,743	224,597
Murphy USA, Inc.*	1,534	129,408
WPX Energy, Inc.*	17,531	53,470
Matador Resources Co.*,1	14,378	35,657
Total Energy		443,132
Communications - 2.5%
Cable One, Inc.	90	147,961
Etsy, Inc.*	1,804	69,346
Total Communications		217,307
Basic Materials - 2.0%
Reliance Steel & Aluminum Co.	1,309	114,656
Royal Gold, Inc.	699	61,309
Total Basic Materials		175,965
Total Common Stocks
(Cost $10,480,248)		8,684,362

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$32,946	$32,946
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	12,671	12,671
Total Repurchase Agreements
(Cost $45,617)		45,617

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	29,030	29,030
Total Securities Lending Collateral
(Cost $29,030)		29,030
Total Investments - 100.3%
(Cost $10,554,895)		$8,759,009
Other Assets & Liabilities, net - (0.3)%		(27,606)
Total Net Assets - 100.0%		$8,731,403

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,684,362	$—	$—	$8,684,362
Repurchase Agreements	—	45,617	—	45,617
Securities Lending Collateral	29,030	—	—	29,030
Total Assets	$8,713,392	$45,617	$—	$8,759,009

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 28.8%
Genworth Financial, Inc. — Class A*	47,001	$156,043
Brighthouse Financial, Inc.*	4,048	97,840
Legg Mason, Inc.	1,759	85,927
CNO Financial Group, Inc.	6,597	81,737
Jefferies Financial Group, Inc.	4,374	59,793
Kemper Corp.	782	58,157
Reinsurance Group of America, Inc. — Class A	632	53,177
GEO Group, Inc. REIT	4,300	52,288
Mercury General Corp.	1,226	49,923
Umpqua Holdings Corp.	4,436	48,352
CoreCivic, Inc. REIT	3,993	44,602
Old Republic International Corp.	2,917	44,484
FNB Corp.	5,885	43,372
Associated Banc-Corp.	2,973	38,025
Janus Henderson Group plc	2,411	36,937
Navient Corp.	4,504	34,140
Bank OZK	1,909	31,880
PacWest Bancorp	1,703	30,518
Diversified Healthcare Trust REIT	8,215	29,820
Sterling Bancorp	2,773	28,978
Hancock Whitney Corp.	1,226	23,932
Pinnacle Financial Partners, Inc.	626	23,500
Valley National Bancorp	3,184	23,275
Park Hotels & Resorts, Inc. REIT	2,931	23,184
First Horizon National Corp.	2,734	22,036
Wintrust Financial Corp.	637	20,932
Pebblebrook Hotel Trust REIT	1,765	19,221
TCF Financial Corp.	776	17,584
Texas Capital Bancshares, Inc.*	705	15,630
Total Financial		1,295,287
Consumer, Cyclical - 25.1%
Dillard's, Inc. — Class A1	2,407	88,939
Resideo Technologies, Inc.*	18,300	88,572
World Fuel Services Corp.	3,110	78,310
BJ's Wholesale Club Holdings, Inc.*	3,031	77,199
AutoNation, Inc.*	2,677	75,117
Goodyear Tire & Rubber Co.	12,547	73,023
Lear Corp.	823	66,869
Dana, Inc.	8,258	64,495
Delphi Technologies plc*	7,966	64,126
TRI Pointe Group, Inc.*	5,889	51,646
Thor Industries, Inc.	1,165	49,140
Taylor Morrison Home Corp. — Class A*	4,399	48,389
Penn National Gaming, Inc.*	3,292	41,644
Foot Locker, Inc.	1,798	39,646
JetBlue Airways Corp.*	4,367	39,085
Adient plc*	4,211	38,194
KAR Auction Services, Inc.	2,696	32,352
Urban Outfitters, Inc.*	2,109	30,032
American Eagle Outfitters, Inc.	3,626	28,827
Dick's Sporting Goods, Inc.	1,351	28,722
Bed Bath & Beyond, Inc.[1]	5,517	23,226
Total Consumer, Cyclical		1,127,553
Industrial - 17.4%
Tech Data Corp.*	885	115,802
Avnet, Inc.	3,862	96,936
Arrow Electronics, Inc.*	1,517	78,687
Ryder System, Inc.	2,975	78,659
SYNNEX Corp.	1,010	73,831
AECOM*	2,038	60,834
Greif, Inc. — Class A	1,651	51,329
Trinity Industries, Inc.	2,511	40,352
Terex Corp.	2,566	36,848
II-VI, Inc.*	1,240	35,340
Dycom Industries, Inc.*	1,347	34,551
Regal Beloit Corp.	528	33,238
XPO Logistics, Inc.*	488	23,790
Worthington Industries, Inc.	820	21,525
Total Industrial		781,722
Consumer, Non-cyclical - 9.7%
Patterson Companies, Inc.	6,304	96,388
ManpowerGroup, Inc.	1,272	67,403
TreeHouse Foods, Inc.*	1,173	51,788
Sprouts Farmers Market, Inc.*	2,356	43,798
Molina Healthcare, Inc.*	295	41,215
Avis Budget Group, Inc.*	2,809	39,045
Graham Holdings Co. — Class B	97	33,094
Adtalem Global Education, Inc.*	1,052	28,183
Acadia Healthcare Company, Inc.*	1,165	21,378
Tenet Healthcare Corp.*	1,165	16,776
Total Consumer, Non-cyclical		439,068
Basic Materials - 8.5%
United States Steel Corp.[1]	15,081	95,161
Domtar Corp.	3,810	82,448
Olin Corp.	6,719	78,411
Commercial Metals Co.	4,226	66,729
Minerals Technologies, Inc.	890	32,271
Chemours Co.	3,378	29,963
Total Basic Materials		384,983
Energy - 6.3%
CNX Resources Corp.*	17,867	95,052
NOW, Inc.*	12,482	64,407
Equities Corp.	8,739	61,785
PBF Energy, Inc. — Class A	4,470	31,648
Antero Midstream Corp.	9,039	18,982
Patterson-UTI Energy, Inc.	5,670	13,324
Total Energy		285,198
Communications - 2.7%
Telephone & Data Systems, Inc.	5,944	99,621
Meredith Corp.	1,784	21,801
Total Communications		121,422
Technology - 0.9%
NetScout Systems, Inc.*	1,692	40,050
Total Common Stocks
(Cost $6,405,816)		4,475,283

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$13,480	$13,480
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	5,185	5,185
Total Repurchase Agreements
(Cost $18,665)		18,665

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	138,290	138,290
Total Securities Lending Collateral
(Cost $138,290)		138,290
Total Investments - 102.9%
(Cost $6,562,771)		$4,632,238
Other Assets & Liabilities, net - (2.9)%		(132,381)
Total Net Assets - 100.0%		$4,499,857

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,475,283	$—	$—	$4,475,283
Repurchase Agreements	—	18,665	—	18,665
Securities Lending Collateral	138,290	—	—	138,290
Total Assets	$4,613,573	$18,665	$—	$4,632,238

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Industrial - 23.4%
Federal Signal Corp.	2,887	$78,757
KEMET Corp.	3,167	76,515
TopBuild Corp.*	900	64,476
Saia, Inc.*	800	58,832
Universal Forest Products, Inc.	1,576	58,612
Griffon Corp.	4,117	52,080
OSI Systems, Inc.*	750	51,690
Ichor Holdings Ltd.*	2,629	50,372
Simpson Manufacturing Company, Inc.	795	49,274
Patrick Industries, Inc.	1,707	48,069
Advanced Energy Industries, Inc.*	910	44,126
ESCO Technologies, Inc.	559	42,434
Alarm.com Holdings, Inc.*	1,076	41,867
Aerojet Rocketdyne Holdings, Inc.*	968	40,491
Exponent, Inc.	560	40,270
American Woodmark Corp.*	860	39,190
Franklin Electric Company, Inc.	810	38,175
John Bean Technologies Corp.	500	37,135
Fabrinet*	680	37,101
Alamo Group, Inc.	390	34,624
Itron, Inc.*	620	34,615
Watts Water Technologies, Inc. — Class A	390	33,013
Plexus Corp.*	590	32,190
Forward Air Corp.	633	32,062
AAON, Inc.	660	31,891
Vicor Corp.*	694	30,911
Tennant Co.	530	30,713
Triumph Group, Inc.	3,792	25,634
SPX FLOW, Inc.*	900	25,578
SPX Corp.*	700	22,848
Albany International Corp. — Class A	478	22,624
Comtech Telecommunications Corp.	1,390	18,473
CIRCOR International, Inc.*	1,316	15,305
Total Industrial		1,339,947
Financial - 18.3%
Safehold, Inc. REIT	2,666	168,571
Kinsale Capital Group, Inc.	1,150	120,209
Innovative Industrial Properties, Inc. REIT[1]	1,581	120,045
eHealth, Inc.*	800	112,656
Meta Financial Group, Inc.	2,743	59,578
Virtus Investment Partners, Inc.	763	58,072
Essential Properties Realty Trust, Inc. REIT	4,376	57,151
Community Healthcare Trust, Inc. REIT	1,450	55,506
Walker & Dunlop, Inc.	1,205	48,526
Enova International, Inc.*	2,939	42,586
NMI Holdings, Inc. — Class A*	3,550	41,216
PennyMac Mortgage Investment Trust REIT	3,663	38,901
Universal Health Realty Income Trust REIT	350	35,283
Preferred Bank/Los Angeles CA	850	28,747
Agree Realty Corp. REIT	380	23,522
ServisFirst Bancshares, Inc.	760	22,283
Granite Point Mortgage Trust, Inc. REIT	3,652	18,516
Total Financial		1,051,368
Consumer, Non-cyclical - 17.9%
Medpace Holdings, Inc.*	1,110	81,452
NeoGenomics, Inc.*	2,670	73,719
Innoviva, Inc.*	5,643	66,361
Eagle Pharmaceuticals, Inc.*	1,266	58,236
Cardiovascular Systems, Inc.*	1,616	56,899
Rent-A-Center, Inc.	3,992	56,447
Corcept Therapeutics, Inc.*	4,371	51,971
Coca-Cola Consolidated, Inc.	240	50,047
ANI Pharmaceuticals, Inc.*	1,170	47,666
LHC Group, Inc.*	330	46,266
Hanger, Inc.*	2,927	45,603
Enanta Pharmaceuticals, Inc.*	630	32,401
Addus HomeCare Corp.*	470	31,772
Glaukos Corp.*	1,000	30,860
RadNet, Inc.*	2,817	29,607
Pennant Group, Inc.*	2,035	28,815
CONMED Corp.	480	27,490
LeMaitre Vascular, Inc.	1,058	26,365
John B Sanfilippo & Son, Inc.	280	25,032
Inter Parfums, Inc.	512	23,731
Cutera, Inc.*	1,775	23,182
EVERTEC, Inc.	1,002	22,775
Anika Therapeutics, Inc.*	763	22,059
REGENXBIO, Inc.*	644	20,853
CorVel Corp.*	311	16,953
Medifast, Inc.[1]	261	16,312
RR Donnelley & Sons Co.	16,243	15,569
Total Consumer, Non-cyclical		1,028,443
Technology - 14.3%
Brooks Automation, Inc.	2,493	76,036
Ultra Clean Holdings, Inc.*	4,618	63,728
FormFactor, Inc.*	2,940	59,065
TTEC Holdings, Inc.	1,590	58,385
Xperi Corp.	3,589	49,923
SPS Commerce, Inc.*	1,040	48,370
Diodes, Inc.*	1,130	45,918
ManTech International Corp. — Class A	610	44,329
CSG Systems International, Inc.	1,010	42,269
Qualys, Inc.*	460	40,016
Glu Mobile, Inc.*	5,967	37,532
3D Systems Corp.*	4,507	34,749
Power Integrations, Inc.	380	33,565
Virtusa Corp.*	1,133	32,177
Agilysys, Inc.*	1,899	31,713
ExlService Holdings, Inc.*	570	29,657
LivePerson, Inc.*	1,110	25,252
Digi International, Inc.*	2,620	24,995
Diebold Nixdorf, Inc.*	6,019	21,187
Progress Software Corp.	580	18,560
Total Technology		817,426
Consumer, Cyclical - 13.9%
Wingstop, Inc.	955	76,114
LGI Homes, Inc.*	1,534	69,260

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 13.9% (continued)
Installed Building Products, Inc.*	1,526	$60,841
Winnebago Industries, Inc.	2,169	60,320
Lithia Motors, Inc. — Class A	590	48,256
MDC Holdings, Inc.	1,820	42,224
Fox Factory Holding Corp.*	970	40,740
Callaway Golf Co.	3,981	40,686
LCI Industries	590	39,430
Sleep Number Corp.*	1,897	36,347
UniFirst Corp.	220	33,240
Shake Shack, Inc. — Class A*	853	32,192
Zumiez, Inc.*	1,806	31,280
St. Joe Co.*	1,851	31,060
Cavco Industries, Inc.*	214	31,017
Universal Electronics, Inc.*	730	28,010
Steven Madden Ltd.	1,180	27,411
Allegiant Travel Co. — Class A	268	21,922
Boot Barn Holdings, Inc.*	1,436	18,567
Chuy's Holdings, Inc.*	1,614	16,253
Crocs, Inc.*	810	13,762
Total Consumer, Cyclical		798,932
Communications - 5.8%
TechTarget, Inc.*	2,587	53,318
Viavi Solutions, Inc.*	4,242	47,553
Cogent Communications Holdings, Inc.	560	45,903
NIC, Inc.	1,865	42,895
Perficient, Inc.*	1,280	34,675
Harmonic, Inc.*	5,296	30,505
Extreme Networks, Inc.*	7,195	22,232
8x8, Inc.*	1,453	20,139
QuinStreet, Inc.*	2,365	19,038
Shutterstock, Inc.	590	18,975
Total Communications		335,233
Energy - 3.5%
DMC Global, Inc.[1]	2,089	48,068
Par Pacific Holdings, Inc.*	5,586	39,660
Talos Energy, Inc.*	6,065	34,874
Ring Energy, Inc.*,1	40,480	26,664
Geospace Technologies Corp.*	4,047	25,901
Helix Energy Solutions Group, Inc.*	8,818	14,461
Penn Virginia Corp.*	3,540	10,939
Total Energy		200,567
Basic Materials - 2.3%
Innospec, Inc.	820	56,982
Schweitzer-Mauduit International, Inc.	1,083	30,129
Koppers Holdings, Inc.*	2,115	26,163
Rogers Corp.*	210	19,828
Total Basic Materials		133,102
Total Common Stocks
(Cost $7,726,037)		5,705,018

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$22,808	22,808
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	8,772	8,772
Total Repurchase Agreements
(Cost $31,580)		31,580

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	122,125	122,125
Total Securities Lending Collateral
(Cost $122,125)		122,125
Total Investments - 102.1%
(Cost $7,879,742)		$5,858,723
Other Assets & Liabilities, net - (2.1)%		(121,942)
Total Net Assets - 100.0%		$5,736,781

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,705,018	$—	$—	$5,705,018
Repurchase Agreements	—	31,580	—	31,580
Securities Lending Collateral	122,125	—	—	122,125
Total Assets	$5,827,143	$31,580	$—	$5,858,723

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 27.1%
Office Depot, Inc.	32,785	$53,767
MarineMax, Inc.*	4,193	43,691
Core-Mark Holding Company, Inc.	1,525	43,569
Anixter International, Inc.*	454	39,893
ScanSource, Inc.*	1,725	36,898
Abercrombie & Fitch Co. — Class A	3,732	33,924
Fossil Group, Inc.*	9,878	32,499
Big Lots, Inc.	2,092	29,748
Cooper-Standard Holdings, Inc.*	2,878	29,557
Titan International, Inc.	16,230	25,156
Movado Group, Inc.	2,111	24,952
Veritiv Corp.*	3,052	23,989
Vista Outdoor, Inc.*	2,394	21,067
Group 1 Automotive, Inc.	463	20,492
Daktronics, Inc.	4,083	20,129
Sonic Automotive, Inc. — Class A	1,489	19,774
Express, Inc.*	12,302	18,330
Red Robin Gourmet Burgers, Inc.*	2,129	18,139
Barnes & Noble Education, Inc.*	13,156	17,892
Genesco, Inc.*	1,325	17,676
Chico's FAS, Inc.	13,418	17,309
Wabash National Corp.	2,383	17,205
Cooper Tire & Rubber Co.	1,009	16,447
Cato Corp. — Class A	1,470	15,685
Haverty Furniture Companies, Inc.	1,257	14,946
Conn's, Inc.*	3,486	14,572
American Axle & Manufacturing Holdings, Inc.*	3,906	14,101
GameStop Corp. — Class A*,1	3,940	13,790
Signet Jewelers Ltd.	2,106	13,584
Ethan Allen Interiors, Inc.	1,310	13,389
Shoe Carnival, Inc.	634	13,168
Hawaiian Holdings, Inc.	1,071	11,181
Designer Brands, Inc. — Class A	2,240	11,155
Caleres, Inc.	2,080	10,816
Unifi, Inc.*	926	10,695
G-III Apparel Group Ltd.*	1,305	10,048
Lumber Liquidators Holdings, Inc.*	1,852	8,686
Tailored Brands, Inc.[1]	4,905	8,535
Garrett Motion, Inc.*	2,445	6,993
J.C. Penney Company, Inc.*	19,279	6,940
Michaels Companies, Inc.*	3,610	5,848
Vera Bradley, Inc.*	1,297	5,344
Tupperware Brands Corp.	3,232	5,236
Total Consumer, Cyclical		836,815
Consumer, Non-cyclical - 18.8%
SpartanNash Co.	5,180	74,177
Seneca Foods Corp. — Class A*	1,546	61,500
Andersons, Inc.	3,231	60,581
Fresh Del Monte Produce, Inc.	1,722	47,545
Kelly Services, Inc. — Class A	3,667	46,534
Invacare Corp.	5,275	39,193
Magellan Health, Inc.*	590	28,385
United Natural Foods, Inc.*	3,082	28,293
Universal Corp.	633	27,985
B&G Foods, Inc.[1]	1,466	26,520
Lannett Company, Inc.*	3,596	24,992
TrueBlue, Inc.*	1,702	21,718
Owens & Minor, Inc.	2,292	20,972
ABM Industries, Inc.	799	19,464
Central Garden & Pet Co. — Class A*	656	16,774
Green Dot Corp. — Class A*	637	16,173
Team, Inc.*	2,158	14,027
Central Garden & Pet Co.*	160	4,400
Total Consumer, Non-cyclical		579,233
Industrial - 18.1%
Atlas Air Worldwide Holdings, Inc.*	3,000	77,010
Greenbrier Companies, Inc.	2,706	48,005
Echo Global Logistics, Inc.*	2,562	43,759
Sanmina Corp.*	1,600	43,648
Olympic Steel, Inc.	4,217	43,646
ArcBest Corp.	2,417	42,346
TimkenSteel Corp.*	7,830	25,291
TTM Technologies, Inc.*	2,429	25,116
Hub Group, Inc. — Class A*	550	25,008
Granite Construction, Inc.	1,633	24,789
Boise Cascade Co.	852	20,261
Bel Fuse, Inc. — Class B	2,028	19,753
Briggs & Stratton Corp.	10,402	18,828
Arcosa, Inc.	468	18,598
Lydall, Inc.*	2,845	18,379
LSB Industries, Inc.*	6,243	13,110
Aegion Corp. — Class A*	714	12,802
Trinseo S.A.	702	12,713
Applied Optoelectronics, Inc.*	1,404	10,656
US Concrete, Inc.*	481	8,725
DXP Enterprises, Inc.*	429	5,259
Total Industrial		557,702
Energy - 14.3%
Southwestern Energy Co.*,1	39,773	67,217
Renewable Energy Group, Inc.*	2,621	53,809
Exterran Corp.*	8,541	40,997
Green Plains, Inc.	4,566	22,145
CONSOL Energy, Inc.*	5,984	22,081
Bonanza Creek Energy, Inc.*	1,901	21,386
SunCoke Energy, Inc.	5,282	20,335
Era Group, Inc.*	3,135	16,710
Matrix Service Co.*	1,613	15,275
ProPetro Holding Corp.*	5,663	14,157
Gulfport Energy Corp.*	29,942	13,315
RPC, Inc.[1]	5,978	12,315
Denbury Resources, Inc.*	66,300	12,239
Range Resources Corp.[1]	5,340	12,175
TETRA Technologies, Inc.*	35,531	11,370
Warrior Met Coal, Inc.	932	9,898
Whiting Petroleum Corp.*	14,149	9,486
Oasis Petroleum, Inc.*	25,700	8,995
HighPoint Resources Corp.*	39,706	7,544
Laredo Petroleum, Inc.*	19,783	7,514
KLX Energy Services Holdings, Inc.*	10,559	7,391
US Silica Holdings, Inc.	3,877	6,979
SM Energy Co.	5,342	6,517

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 14.3% (continued)
Noble Corporation plc*	21,151	$5,499
Valaris plc*	8,705	3,918
Oceaneering International, Inc.*	1,216	3,575
Nabors Industries Ltd.	9,003	3,512
Oil States International, Inc.*	1,622	3,293
Total Energy		439,647
Financial - 11.8%
INTL FCStone, Inc.*	1,367	49,568
EZCORP, Inc. — Class A*	10,967	45,732
FGL Holdings	3,490	34,202
iStar, Inc. REIT	2,362	25,061
American Equity Investment Life Holding Co.	998	18,762
Stewart Information Services Corp.	685	18,269
Realogy Holdings Corp.	5,982	18,006
United Insurance Holdings Corp.	1,529	14,128
Encore Capital Group, Inc.*	574	13,420
Horace Mann Educators Corp.	347	12,697
Third Point Reinsurance Ltd.*	1,588	11,767
United Fire Group, Inc.	333	10,859
Simmons First National Corp. — Class A	567	10,433
Hope Bancorp, Inc.	1,227	10,086
Opus Bank	567	9,826
Cedar Realty Trust, Inc. REIT	9,952	9,286
Customers Bancorp, Inc.*	828	9,050
Cadence BanCorp	1,335	8,744
Pacific Premier Bancorp, Inc.	433	8,158
Ready Capital Corp. REIT	1,022	7,379
Hersha Hospitality Trust REIT	1,991	7,128
Berkshire Hills Bancorp, Inc.	477	7,088
CBL & Associates Properties, Inc. REIT*	19,137	3,829
Total Financial		363,478
Communications - 4.6%
Consolidated Communications Holdings, Inc.*	17,080	77,714
Gannett Company, Inc.	11,741	17,377
NETGEAR, Inc.*	751	17,153
Spok Holdings, Inc.	1,531	16,366
Scholastic Corp.	559	14,249
Total Communications		142,859
Basic Materials - 3.1%
Clearwater Paper Corp.*	954	20,807
Kraton Corp.*	2,431	19,691
AdvanSix, Inc.*	1,970	18,794
Century Aluminum Co.*	5,184	18,766
Rayonier Advanced Materials, Inc.	14,840	15,730
Total Basic Materials		93,788
Technology - 2.1%
Donnelley Financial Solutions, Inc.*	4,106	21,638
Unisys Corp.*	1,668	20,600
Pitney Bowes, Inc.	5,205	10,618
Photronics, Inc.*	1,030	10,568
Total Technology		63,424
Total Common Stocks
(Cost $5,104,956)		3,076,946

RIGHTS†††- 0.0%
Basic Materials - 0.0%
A Schulman, Inc.*,2	1,164	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$14,278	14,278
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	5,491	5,491
Total Repurchase Agreements
(Cost $19,769)		19,769

	Shares
SECURITIES LENDING COLLATERAL†,4 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[5]	96,545	96,545
Total Securities Lending Collateral
(Cost $96,545)		96,545
Total Investments - 103.6%
(Cost $5,221,270)		$3,193,260
Other Assets & Liabilities, net - (3.6)%		(109,588)
Total Net Assets - 100.0%		$3,083,672

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,076,946	$—	$—		$3,076,946
Rights	—	—	—	*	—
Repurchase Agreements	—	19,769	—		19,769
Securities Lending Collateral	96,545	—	—		96,545
Total Assets	$3,173,491	$19,769	$—		$3,193,260

*	Security has a market value of $0.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 44.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	66,988	$654,471
Guggenheim Strategy Fund II1	23,581	567,113
Total Mutual Funds
(Cost $1,250,863)		1,221,584

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.7%
Federal Home Loan Bank
0.10% due 05/01/20[2]	$100,000	99,992
1.56% due 07/02/20[2]	100,000	99,976
Fannie Mae
0.05% due 04/13/20[2]	150,000	149,998
Federal Farm Credit Bank
0.10% due 04/13/20[2]	50,000	49,998
Total Federal Agency Discount Notes
(Cost $399,589)		399,964

FEDERAL AGENCY NOTES†† - 3.7%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	100,000	100,000
Total Federal Agency Notes
(Cost $100,000)		100,000

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.50% due 04/30/20[2,4]	55,000	54,998
Total U.S. Treasury Bills
(Cost $54,977)		54,998

REPURCHASE AGREEMENTS††,5 - 20.2%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20[6]	396,907	396,907
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20[6]	152,656	152,656
Total Repurchase Agreements
(Cost $549,563)		549,563
Total Investments - 85.4%
(Cost $2,354,992)		$2,326,109
Other Assets & Liabilities, net - 14.6%		398,954
Total Net Assets - 100.0%		$2,725,063

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	49	Jun 2020	$4,849,530	$39,646

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/19/20	5,738	$567,579	$10,700

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2020.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,221,584	$—	$—	$1,221,584
Federal Agency Discount Notes	—	399,964	—	399,964
Federal Agency Notes	—	100,000	—	100,000
U.S. Treasury Bills	—	54,998	—	54,998
Repurchase Agreements	—	549,563	—	549,563
Currency Futures Contracts**	39,646	—	—	39,646
Currency Index Swap Agreements**	—	10,700	—	10,700
Total Assets	$1,261,230	$1,115,225	$—	$2,376,455

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$323,643	$282,092	$(20,000)	$(1,023)	$(17,599)	$567,113	23,581	$2,110
Guggenheim Ultra Short Duration Fund — Institutional Class	322,019	494,932	(150,000)	—	(12,480)	654,471	66,988	2,948
	$645,662	$777,024	$(170,000)	$(1,023)	$(30,079)	$1,221,584		$5,058

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
Software - 32.2%
Microsoft Corp.	4,596	$724,835
Adobe, Inc.*	797	253,637
Oracle Corp.	5,125	247,691
salesforce.com, Inc.*	1,528	220,001
Zoom Video Communications, Inc. — Class A*	1,322	193,171
Fidelity National Information Services, Inc.	1,389	168,958
ServiceNow, Inc.*	541	155,040
Fiserv, Inc.*	1,588	150,844
Intuit, Inc.	654	150,420
Activision Blizzard, Inc.	2,374	141,206
VMware, Inc. — Class A*	1,096	132,726
Autodesk, Inc.*	721	112,548
Electronic Arts, Inc.*	1,087	108,885
Atlassian Corporation plc — Class A*	765	105,004
Workday, Inc. — Class A*	786	102,353
Citrix Systems, Inc.	710	100,501
NetEase, Inc. ADR	312	100,140
DocuSign, Inc.*	1,033	95,449
Synopsys, Inc.*	681	87,706
ANSYS, Inc.*	377	87,641
Cadence Design Systems, Inc.*	1,326	87,569
Paychex, Inc.	1,353	85,131
Splunk, Inc.*	667	84,195
Akamai Technologies, Inc.*	913	83,530
Take-Two Interactive Software, Inc.*	638	75,673
Jack Henry & Associates, Inc.	477	74,049
Twilio, Inc. — Class A*	767	68,639
Paycom Software, Inc.*	310	62,623
Coupa Software, Inc.*	431	60,224
SS&C Technologies Holdings, Inc.	1,343	58,850
MongoDB, Inc.*	431	58,849
Dropbox, Inc. — Class A*	3,070	55,567
Alteryx, Inc. — Class A*	531	50,535
PTC, Inc.*	820	50,192
Nutanix, Inc. — Class A*	1,629	25,738
Total Software		4,420,120
Semiconductors - 19.5%
Intel Corp.	5,673	307,023
NVIDIA Corp.	1,050	276,780
Texas Instruments, Inc.	1,793	179,174
Broadcom, Inc.	734	174,031
QUALCOMM, Inc.	2,361	159,722
Advanced Micro Devices, Inc.*	3,342	151,994
Micron Technology, Inc.*	2,931	123,278
Applied Materials, Inc.	2,556	117,116
Lam Research Corp.	460	110,400
Analog Devices, Inc.	1,154	103,456
KLA Corp.	625	89,838
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,774	84,779
Xilinx, Inc.	1,069	83,318
NXP Semiconductor N.V.	1,001	83,013
ASML Holding N.V. — Class G	299	78,230
Marvell Technology Group Ltd.	3,316	75,041
Skyworks Solutions, Inc.	786	70,253
Microchip Technology, Inc.	1,006	68,207
Maxim Integrated Products, Inc.	1,376	66,887
Cypress Semiconductor Corp.	2,619	61,075
Teradyne, Inc.	1,030	55,795
Qorvo, Inc.*	651	52,490
IPG Photonics Corp.*	399	44,002
Cree, Inc.*	983	34,857
ON Semiconductor Corp.*	2,731	33,974
Total Semiconductors		2,684,733
Internet - 16.1%
Alphabet, Inc. — Class A*	469	544,955
Facebook, Inc. — Class A*	2,431	405,491
Shopify, Inc. — Class A*	271	112,988
Baidu, Inc. ADR*	940	94,743
VeriSign, Inc.*	519	93,467
Okta, Inc.*	673	82,281
Match Group, Inc.*,1	1,205	79,578
Twitter, Inc.*	3,229	79,304
Snap, Inc. — Class A*	6,203	73,754
Palo Alto Networks, Inc.*	431	70,667
IAC/InterActiveCorp*	379	67,928
CDW Corp.	659	61,465
NortonLifeLock, Inc.	3,224	60,321
Weibo Corp. ADR*	1,754	58,075
Pinterest, Inc. — Class A*	3,514	54,256
Zendesk, Inc.*	800	51,208
Zillow Group, Inc. — Class C*,1	1,403	50,536
Momo, Inc. ADR	2,264	49,106
Proofpoint, Inc.*	452	46,371
F5 Networks, Inc.*	423	45,104
TripAdvisor, Inc.	1,403	24,398
Total Internet		2,205,996
Computers - 13.6%
Apple, Inc.	2,626	667,765
International Business Machines Corp.	1,690	187,472
Accenture plc — Class A	764	124,731
Dell Technologies, Inc. — Class C*	2,525	99,864
HP, Inc.	5,584	96,938
Cognizant Technology Solutions Corp. — Class A	1,943	90,291
Fortinet, Inc.*	818	82,757
Check Point Software Technologies Ltd.*	754	75,807
Crowdstrike Holdings, Inc. — Class A*	1,353	75,335
Seagate Technology plc	1,402	68,418
Zscaler, Inc.*	1,069	65,059
Western Digital Corp.	1,464	60,932
Hewlett Packard Enterprise Co.	6,009	58,347
NetApp, Inc.	1,251	52,154
Lumentum Holdings, Inc.*	644	47,463
DXC Technology Co.	1,714	22,368
Total Computers		1,875,701
Diversified Financial Services - 5.0%
Visa, Inc. — Class A	2,132	343,508
Mastercard, Inc. — Class A	1,208	291,804

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Diversified Financial Services - 5.0% (continued)
Western Union Co.	2,576	$46,703
Total Diversified Financial Services		682,015
Commercial Services - 4.8%
PayPal Holdings, Inc.*	2,155	206,320
Automatic Data Processing, Inc.	1,052	143,787
Global Payments, Inc.	839	121,009
Square, Inc. — Class A*	1,709	89,517
FleetCor Technologies, Inc.*	366	68,274
Euronet Worldwide, Inc.*	382	32,745
Total Commercial Services		661,652
Telecommunications - 3.8%
Cisco Systems, Inc.	6,126	240,813
Motorola Solutions, Inc.	676	89,854
Arista Networks, Inc.*	399	80,817
Corning, Inc.	3,364	69,097
Juniper Networks, Inc.	2,430	46,510
Total Telecommunications		527,091
Electronics - 2.1%
Amphenol Corp. — Class A	1,105	80,532
Keysight Technologies, Inc.*	888	74,308
TE Connectivity Ltd.	872	54,919
Trimble, Inc.*	1,606	51,119
FLIR Systems, Inc.	1,053	33,580
Total Electronics		294,458
Energy-Alternate Sources - 1.1%
SolarEdge Technologies, Inc.*	845	69,189
Enphase Energy, Inc.*	1,426	46,045
First Solar, Inc.*	901	32,490
Total Energy-Alternate Sources		147,724
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	306	56,182
Advertising - 0.4%
Trade Desk, Inc. — Class A*	269	51,917
Electrical Components & Equipment - 0.3%
Universal Display Corp.	318	41,906
Total Common Stocks
(Cost $6,136,626)		13,649,495

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$54,924	54,924
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	21,125	21,125
Total Repurchase Agreements
(Cost $76,049)		76,049

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	101,606	101,606
Total Securities Lending Collateral
(Cost $101,606)		101,606
Total Investments - 100.6%
(Cost $6,314,281)		$13,827,150
Other Assets & Liabilities, net - (0.6)%		(76,510)
Total Net Assets - 100.0%		$13,750,640

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,649,495	$—	$—	$13,649,495
Repurchase Agreements	—	76,049	—	76,049
Securities Lending Collateral	101,606	—	—	101,606
Total Assets	$13,751,101	$76,049	$—	$13,827,150

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Telecommunications - 89.8%
Verizon Communications, Inc.	5,830	$313,246
AT&T, Inc.	8,959	261,155
Cisco Systems, Inc.	6,563	257,991
T-Mobile US, Inc.*	1,394	116,957
Sprint Corp.*	10,808	93,165
Arista Networks, Inc.*	429	86,894
Motorola Solutions, Inc.	647	85,999
CenturyLink, Inc.	6,368	60,241
Ubiquiti, Inc.	410	58,048
Ciena Corp.*	1,352	53,823
Juniper Networks, Inc.	2,604	49,841
GCI Liberty, Inc. — Class A*	867	49,393
Shenandoah Telecommunications Co.	794	39,104
Acacia Communications, Inc.*	552	37,083
Iridium Communications, Inc.*	1,623	36,242
China Mobile Ltd. ADR	919	34,619
EchoStar Corp. — Class A*	1,064	34,016
BCE, Inc.	798	32,606
Viavi Solutions, Inc.*	2,680	30,043
Vodafone Group plc ADR	2,175	29,950
America Movil SAB de CV — Class L ADR	2,471	29,108
Vonage Holdings Corp.*	3,983	28,797
Rogers Communications, Inc. — Class B	679	28,199
TELUS Corp.	1,742	27,489
Telephone & Data Systems, Inc.	1,505	25,224
CommScope Holding Company, Inc.*	2,618	23,850
InterDigital, Inc.	530	23,654
Telefonica Brasil S.A. ADR	2,463	23,472
ViaSat, Inc.*	650	23,348
NETGEAR, Inc.*	785	17,929
Plantronics, Inc.	848	8,531
Total Telecommunications		2,020,017
Internet - 5.0%
Cogent Communications Holdings, Inc.	598	49,018
F5 Networks, Inc.*	454	48,410
Boingo Wireless, Inc.*	1,399	14,843
Total Internet		112,271
Computers - 3.6%
Lumentum Holdings, Inc.*	690	50,853
NetScout Systems, Inc.*	1,225	28,996
Total Computers		79,849
Software - 1.3%
Bandwidth, Inc. — Class A*	429	28,867
Total Common Stocks
(Cost $1,722,339)		2,241,004

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$6,037	6,037
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	2,322	2,322
Total Repurchase Agreements
(Cost $8,359)		8,359
Total Investments - 100.1%
(Cost $1,730,698)		$2,249,363
Other Assets & Liabilities, net - (0.1)%		(1,070)
Total Net Assets - 100.0%		$2,248,293

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,241,004	$—	$—	$2,241,004
Repurchase Agreements	—	8,359	—	8,359
Total Assets	$2,241,004	$8,359	$—	$2,249,363

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
Transportation - 50.0%
Union Pacific Corp.	1,085	$153,028
United Parcel Service, Inc. — Class B	1,321	123,408
CSX Corp.	1,801	103,197
Norfolk Southern Corp.	639	93,294
FedEx Corp.	729	88,398
Old Dominion Freight Line, Inc.	538	70,618
Kansas City Southern	442	56,214
Expeditors International of Washington, Inc.	818	54,577
J.B. Hunt Transport Services, Inc.	526	48,513
CH Robinson Worldwide, Inc.	732	48,458
ZTO Express Cayman, Inc. ADR	1,508	39,932
Knight-Swift Transportation Holdings, Inc.	1,202	39,426
Canadian Pacific Railway Ltd.	161	35,354
Canadian National Railway Co.	428	33,226
Landstar System, Inc.	325	31,154
XPO Logistics, Inc.*	600	29,250
Werner Enterprises, Inc.	759	27,521
Saia, Inc.*	295	21,694
Hub Group, Inc. — Class A*	446	20,280
Kirby Corp.*	444	19,301
Ryder System, Inc.	550	14,542
Total Transportation		1,151,385
Auto Manufacturers - 15.5%
Tesla, Inc.*	360	188,640
General Motors Co.	3,391	70,465
Ford Motor Co.	11,310	54,627
Ferrari N.V.	190	28,988
Fiat Chrysler Automobiles N.V.	2,145	15,423
Total Auto Manufacturers		358,143
Airlines - 12.2%
Southwest Airlines Co.	1,700	60,537
Delta Air Lines, Inc.	1,801	51,383
United Airlines Holdings, Inc.*	920	29,026
American Airlines Group, Inc.[1]	2,123	25,879
Alaska Air Group, Inc.	729	20,755
JetBlue Airways Corp.*	2,134	19,099
Ryanair Holdings plc ADR*	354	18,794
Allegiant Travel Co. — Class A	164	13,415
SkyWest, Inc.	481	12,597
Copa Holdings S.A. — Class A	278	12,591
Spirit Airlines, Inc.*	697	8,984
Hawaiian Holdings, Inc.	679	7,089
Total Airlines		280,149
Auto Parts & Equipment - 8.9%
Lear Corp.	356	28,925
BorgWarner, Inc.	1,178	28,708
Aptiv plc	521	25,654
Dorman Products, Inc.*	365	20,173
Magna International, Inc.	567	18,099
Delphi Technologies plc*	2,201	17,718
Autoliv, Inc.	367	16,886
Visteon Corp.*	304	14,586
Goodyear Tire & Rubber Co.	2,139	12,449
Dana, Inc.	1,525	11,910
Adient plc*	1,119	10,149
Total Auto Parts & Equipment		205,257
Internet - 6.1%
Uber Technologies, Inc.*	3,728	104,086
Lyft, Inc. — Class A*	1,399	37,563
Total Internet		141,649
Commercial Services - 2.5%
AMERCO	126	36,609
Avis Budget Group, Inc.*	828	11,509
Hertz Global Holdings, Inc.*	1,636	10,111
Total Commercial Services		58,229
Leisure Time - 1.7%
Harley-Davidson, Inc.	1,119	21,183
Fox Factory Holding Corp.*	413	17,346
Total Leisure Time		38,529
Electronics - 1.5%
Gentex Corp.	1,615	35,788
Home Builders - 0.9%
Thor Industries, Inc.	473	19,951
Total Common Stocks
(Cost $1,221,624)		2,289,080

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	$6,904	6,904
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	2,656	2,656
Total Repurchase Agreements
(Cost $9,560)		9,560

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.39%[4]	1,213	1,213
Total Securities Lending Collateral
(Cost $1,213)		1,213
Total Investments - 99.8%
(Cost $1,232,397)		$2,299,853
Other Assets & Liabilities, net - 0.2%		3,510
Total Net Assets - 100.0%		$2,303,363

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,289,080	$—	$—	$2,289,080
Repurchase Agreements	—	9,560	—	9,560
Securities Lending Collateral	1,213	—	—	1,213
Total Assets	$2,290,293	$9,560	$—	$2,299,853

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 82.5%
NextEra Energy, Inc.	3,469	$834,711
Duke Energy Corp.	6,964	563,248
Dominion Energy, Inc.	7,721	557,379
Southern Co.	9,987	540,696
American Electric Power Company, Inc.	5,582	446,448
Xcel Energy, Inc.	6,983	421,075
Exelon Corp.	11,370	418,530
WEC Energy Group, Inc.	4,502	396,761
Eversource Energy	4,789	374,548
Sempra Energy	3,269	369,364
Consolidated Edison, Inc.	4,679	364,962
FirstEnergy Corp.	8,111	325,008
Public Service Enterprise Group, Inc.	7,198	323,262
Ameren Corp.	4,419	321,836
CMS Energy Corp.	5,194	305,147
Edison International	5,421	297,017
Entergy Corp.	3,147	295,724
DTE Energy Co.	2,966	281,681
PPL Corp.	11,014	271,826
Avangrid, Inc.	6,009	263,074
Evergy, Inc.	4,619	254,276
Alliant Energy Corp.	5,177	249,997
Pinnacle West Capital Corp.	2,725	206,528
AES Corp.	14,079	191,474
Vistra Energy Corp.	10,854	173,230
NRG Energy, Inc.	6,055	165,059
CenterPoint Energy, Inc.	10,562	163,183
OGE Energy Corp.	5,190	159,489
PG&E Corp.*	17,280	155,347
Portland General Electric Co.	3,069	147,128
IDACORP, Inc.	1,665	146,170
Black Hills Corp.	2,165	138,625
NorthWestern Corp.	2,036	121,814
ALLETE, Inc.	1,933	117,294
PNM Resources, Inc.	3,042	115,596
Total Electric		10,477,507
Gas - 10.2%
Atmos Energy Corp.	2,519	249,960
NiSource, Inc.	8,959	223,706
ONE Gas, Inc.	1,819	152,105
Southwest Gas Holdings, Inc.	2,044	142,180
Spire, Inc.	1,900	141,512
UGI Corp.	5,237	139,671
National Fuel Gas Co.	3,292	122,759
New Jersey Resources Corp.	3,572	121,341
Total Gas		1,293,234
Water - 4.5%
American Water Works Company, Inc.	2,968	354,854
Essential Utilities, Inc.	5,268	214,408
Total Water		569,262
Energy-Alternate Sources - 1.2%
TerraForm Power, Inc. — Class A	9,440	148,869
Building Materials - 1.1%
MDU Resources Group, Inc.	6,378	137,127
Total Common Stocks
(Cost $7,194,217)		12,625,999
Total Investments - 99.5%
(Cost $7,194,217)		$12,625,999
Other Assets & Liabilities, net - 0.5%		66,342
Total Net Assets - 100.0%		$12,692,341

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,625,999	$—	$—	$12,625,999
Total Assets	$12,625,999	$—	$—	$12,625,999

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 36.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	9,803	$95,773
Guggenheim Strategy Fund II1	3,083	74,140
Total Mutual Funds
(Cost $173,095)		169,913

	Face Amount
FEDERAL AGENCY NOTES†† - 10.8%
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	$50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	12,000	12,000
Total U.S. Treasury Bills
(Cost $11,995)		12,000

REPURCHASE AGREEMENTS††,5 - 28.5%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	95,359	95,359
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	36,676	36,676
Total Repurchase Agreements
(Cost $132,035)		132,035
Total Investments - 78.6%
(Cost $367,125)		$363,948
Other Assets & Liabilities, net - 21.4%		99,138
Total Net Assets - 100.0%		$463,086

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	7	Jun 2020	$692,790	$(10,094)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/19/20	2,261	$223,683	$(126)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$169,913	$—	$—	$169,913
Federal Agency Notes	—	50,000	—	50,000
U.S. Treasury Bills	—	12,000	—	12,000
Repurchase Agreements	—	132,035	—	132,035
Total Assets	$169,913	$194,035	$—	$363,948

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$10,094	$—	$—	$10,094
Currency Index Swap Agreements**	—	126	—	126
Total Liabilities	$10,094	$126	$—	$10,220

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$127,529	$20,660	$(70,000)	$(1,860)	$(2,189)	$74,140	3,083	$668
Guggenheim Ultra Short Duration Fund — Institutional Class	152,315	45,823	(100,000)	(626)	(1,739)	95,773	9,803	829
	$279,844	$66,483	$(170,000)	$(2,486)	$(3,928)	$169,913		$1,497

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Non-Diversified
Government Long Bond 1.2x Strategy Fund	Non-Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Non-Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Non-Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each of the above mentioned Funds may invest up to 25% of its total assets in their Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A Fund enters into credit default swaps as a seller or “buyer” of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs, on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
0.01%			1.13% - 2.00%
Due 04/01/20	$36,388,671	$36,388,681	04/30/20 - 11/30/22	$35,272,100	$37,115,147
			U.S. Treasury Bills
			0.00%
			04/07/20 - 04/21/20	1,300	1,300
				35,273,400	37,116,447

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.00%			0.63%
Due 04/01/20	13,995,643	13,995,643	01/15/26	13,048,420	13,529,061
			U.S. Treasury Bond
			3.50%
			02/15/39	519,600	746,623
				13,568,020	14,275,684

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$121,826	$125,412
Biotechnology Fund	120,349	211,824
Consumer Products Fund	118,853	119,213
Electronics Fund	26,456	26,927
Energy Fund	53,164	54,405
Energy Services Fund	21,208	22,388
Europe 1.25x Strategy Fund	7,036	7,265
Health Care Fund	101,947	102,695
Internet Fund	184,157	188,223
Leisure Fund	41,564	40,725	*
Mid-Cap 1.5x Strategy Fund	411	399	*
Multi-Hedge Strategies Fund	253,049	280,063
Nova Fund	612	662
Precious Metals Fund	367,078	392,396
Real Estate Fund	35,978	38,753

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Collateral Received
Retailing Fund	$50,973	$50,223	*
S&P 500® 2x Strategy Fund	102	110
S&P 500® Pure Value Fund	265,108	282,718
S&P MidCap 400® Pure Growth Fund	28,607	29,030
S&P MidCap 400® Pure Value Fund	134,159	138,290
S&P SmallCap 600® Pure Growth Fund	108,099	122,125
S&P SmallCap 600® Pure Value Fund	94,070	96,545
Technology Fund	97,527	101,606
Transportation Fund	1,182	1,213

*	Subsequent to March 31, 2020, additional collateral was received.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$2,176,289	$72,902	$(307,521)	$(234,619)
Basic Materials Fund	3,479,643	855,149	(332,697)	522,452
Biotechnology Fund	10,037,874	8,329,318	(1,124,072)	7,205,246
Commodities Strategy Fund	2,201,170	–	(1,388,726)	(1,388,726)
Consumer Products Fund	8,641,557	3,340,287	(352,457)	2,987,830
Dow 2x Strategy Fund	6,237,410	506,050	(322,977)	183,073
Electronics Fund	3,909,743	2,798,170	(3,806)	2,794,364
Energy Fund	6,228,734	53,570	(2,130,066)	(2,076,496)
Energy Services Fund	4,297,991	–	(3,079,365)	(3,079,365)
Europe 1.25x Strategy Fund	1,169,240	57,104	(57,143)	(39)
Financial Services Fund	5,225,065	815,406	(444,327)	371,079
Global Managed Futures Strategy Fund	13,254,228	878,759	(1,108,200)	(229,441)
Government Long Bond 1.2x Strategy Fund	17,585,021	–	(462,139)	(462,139)
Health Care Fund	7,420,418	7,035,170	(386,912)	6,648,258
High Yield Strategy Fund	2,530,994	56,410	(107,326)	(50,916)
Internet Fund	5,149,436	3,088,134	(184,325)	2,903,809
Inverse Dow 2x Strategy Fund	2,238,785	117,419	(48,740)	68,679
Inverse Government Long Bond Strategy Fund	2,237,836	–	(337,118)	(337,118)
Inverse Mid-Cap Strategy Fund	216,429	3,796	(3,781)	15
Inverse NASDAQ-100® Strategy Fund	3,604,705	41,408	(68,738)	(27,330)
Inverse Russell 2000® Strategy Fund	1,607,906	27,012	(16,106)	10,906
Inverse S&P 500® Strategy Fund	5,767,796	97,272	(56,274)	40,998
Japan 2x Strategy Fund	1,515,710	58,506	(38,215)	20,291
Leisure Fund	1,871,115	796,415	(263,024)	533,391
Long Short Equity Fund	27,308,174	2,558,019	(7,347,622)	(4,789,603)
Mid-Cap 1.5x Strategy Fund	2,149,122	–	(562,430)	(562,430)
Multi-Hedge Strategies Fund	27,376,151	7,021,624	(6,173,960)	847,664
NASDAQ-100® 2x Strategy Fund	31,627,696	–	(4,535,984)	(4,535,984)
NASDAQ-100® Fund	53,841,753	4,948,537	(1,410,693)	3,537,844
Nova Fund	14,221,648	–	(1,352,636)	(1,352,636)
Precious Metals Fund	14,120,678	1,196,154	(477,303)	718,851
Real Estate Fund	6,326,722	1,044,810	(785,550)	259,260
Retailing Fund	2,150,638	371,687	(245,227)	126,460
Russell 2000® 1.5x Strategy Fund	1,846,001	119,568	(27,990)	91,578
Russell 2000® 2x Strategy Fund	927,007	49,256	(20,974)	28,282
S&P 500® 2x Strategy Fund	19,459,028	–	(2,275,129)	(2,275,129)
S&P 500® Pure Growth Fund	26,124,916	2,885,073	(4,792,715)	(1,907,642)
S&P 500® Pure Value Fund	22,737,524	323,907	(7,018,848)	(6,694,941)
S&P MidCap 400® Pure Growth Fund	11,165,844	504,783	(2,911,618)	(2,406,835)
S&P MidCap 400® Pure Value Fund	7,482,310	216,780	(3,066,852)	(2,850,072)
S&P SmallCap 600® Pure Growth Fund	8,558,193	361,209	(3,060,679)	(2,699,470)
S&P SmallCap 600® Pure Value Fund	6,513,685	113,956	(3,434,381)	(3,320,425)
Strengthening Dollar 2x Strategy Fund	2,356,463	50,722	(30,730)	19,992
Technology Fund	7,519,993	6,493,164	(186,007)	6,307,157
Telecommunications Fund	2,517,710	–	(268,347)	(268,347)
Transportation Fund	1,484,989	1,045,205	(230,341)	814,864
Utilities Fund	9,073,841	3,632,182	(80,024)	3,552,158
Weakening Dollar 2x Strategy Fund	367,139	5	(13,416)	(13,411)

Note 7 - COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.